MML Blend Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Diversified Financial Services — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	493,930	$24,029,694
iShares Core S&P 500 ETF	407,895	175,162,350
iShares Core S&P Mid-Cap ETF	53,906	13,441,461
iShares Core S&P Small-Cap ETF	61,060	5,759,790
iShares Core S&P Total US Stock Market ETF	2,042,515	192,384,488
iShares Core Total USD Bond Market ETF (a)	2,290,923	100,147,699
iShares Core U.S. Aggregate Bond ETF	1,061,338	99,808,226
iShares iBoxx High Yield Corporate Bond ETF (a)	335,938	24,765,349

TOTAL MUTUAL FUNDS (Cost $634,485,165)		635,499,057

TOTAL LONG-TERM INVESTMENTS (Cost $634,485,165)		635,499,057

SHORT-TERM INVESTMENTS — 3.9%
Investment of Cash Collateral from Securities Loaned — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	25,026,495	25,026,495

TOTAL SHORT-TERM INVESTMENTS (Cost $25,026,495)		25,026,495

TOTAL INVESTMENTS — 103.9% (Cost $659,511,660) (c)		660,525,552

Other Assets/(Liabilities) — (3.9)%		(24,907,528)

NET ASSETS — 100.0%		$635,618,024

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $25,015,434 or 3.94% of net assets. The Fund received $510,195 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.4%

BANK LOANS — 3.2%
Airlines — 0.1%
Air Canada, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.128% VRN 8/11/28	$74,063	$74,047
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.182% VRN 4/21/28	65,962	65,977
		140,024
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
8.902% VRN 3/31/28	216,778	210,997
Commercial Services — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.166% VRN 5/12/28	228,088	219,975
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.192% VRN 9/23/26	91,389	91,224
		311,199
Computers — 0.0%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000%
10.631% VRN 7/27/28	49,735	36,859
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.166% VRN 2/01/28	65,054	64,851
		101,710
Diversified Financial Services — 0.3%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.750%
8.172% VRN 6/15/25	112,184	111,716
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.421% VRN 10/22/26	102,404	102,171
Citadel Securities LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.818% VRN 7/29/30	166,607	166,087
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.140% VRN 4/09/27	76,508	74,516
Focus Financial Partners LLC, 2022 Term Loan B5, 1 mo. USD Term SOFR + 3.250%
8.566% VRN 6/30/28	108,900	108,522
		563,012

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.068% VRN 6/07/28	$275,481	$272,668
Entertainment — 0.3%
Caesars Entertainment Corp., Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.666% VRN 2/06/30	19,900	19,887
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500%
7.931% VRN 5/29/26	260,000	259,644
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.434% VRN 4/14/29	266,625	266,292
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750%
8.369% VRN 4/29/26	143,516	143,288
		689,111
Health Care – Products — 0.3%
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.681% VRN 10/23/28	291,623	290,661
Sotera Health Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.181% VRN 12/11/26	270,000	267,232
		557,893
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.780% VRN 10/02/25	265,899	184,268
ICON Luxembourg Sarl, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.902% VRN 7/03/28	48,282	48,243
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.681% VRN 3/05/26	166,656	165,476
		397,987
Housewares — 0.1%
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.500%
8.891% VRN 2/26/29	126,550	123,039
Insurance — 0.2%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.931% VRN 2/15/27	120,011	118,168
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
9.681% VRN 2/15/27	122,813	122,276
AmWINS Group, Inc.
2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.681% VRN 2/19/28	37,686	37,425
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.181% VRN 2/19/28	29,775	29,719
Asurion LLC
2020 Term Loan B8, 3 mo. USD Term SOFR + 3.250%
8.681% VRN 12/23/26	150,738	147,346

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Term Loan B9, 3 mo. USD Term SOFR + 3.250%
8.681% VRN 7/31/27	$73,308	$70,742
		525,676
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.500%
8.931% VRN 8/17/28	156,765	156,243
Lodging — 0.1%
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.666% VRN 2/08/27	146,678	146,245
Machinery – Diversified — 0.1%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.431% VRN 7/30/29	99,144	99,006
Vertical US Newco, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.500%
9.381% VRN 7/30/27	194,568	193,985
		292,991
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
7.931% VRN 9/18/26	200,753	200,408
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.490% VRN 10/01/27	164,216	159,956
Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD Term SOFR + 3.500%
8.931% VRN 5/05/28	198,163	197,971
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.902% VRN 7/03/28	12,029	12,020
		369,947
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%
8.990% VRN 6/05/28	214,808	214,759
Private Equity — 0.2%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (a)	380,000	379,723
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.750%
9.402% VRN 3/06/28	150,366	149,856
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.181% VRN 10/19/27	345,976	342,986
Pilot Travel Centers LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.416% VRN 8/04/28	18,207	18,175
		511,017

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.568% VRN 2/15/29	$151,672	$148,592
The Ultimate Software Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.219% VRN 5/04/26	120,600	120,374
		268,966
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.490% VRN 12/30/26	403,962	403,077

TOTAL BANK LOANS (Cost $6,921,573)		6,836,692

CORPORATE DEBT — 38.7%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (b) (c)	95,000	72,640
Aerospace & Defense — 1.6%
Boeing Co.
2.196% 2/04/26	300,000	275,455
2.800% 3/01/27 (c)	290,000	262,484
2.950% 2/01/30	270,000	227,154
3.200% 3/01/29	300,000	263,461
3.250% 2/01/35	330,000	253,704
3.750% 2/01/50	140,000	95,112
5.705% 5/01/40	130,000	119,938
5.805% 5/01/50	300,000	271,655
5.930% 5/01/60	10,000	8,979
General Dynamics Corp.
4.250% 4/01/40	20,000	16,984
4.250% 4/01/50	50,000	41,081
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	69,648
Lockheed Martin Corp.
3.900% 6/15/32	50,000	44,842
4.150% 6/15/53	320,000	252,377
Northrop Grumman Corp.
2.930% 1/15/25	160,000	154,288
3.250% 1/15/28	290,000	265,954
5.150% 5/01/40	280,000	255,622
RTX Corp.
2.250% 7/01/30	110,000	88,503
3.030% 3/15/52	240,000	144,367
4.125% 11/16/28	160,000	149,193
4.500% 6/01/42	80,000	65,445
		3,326,246
Agriculture — 0.6%
Altria Group, Inc.
2.450% 2/04/32	140,000	105,613
4.400% 2/14/26	190,000	184,443
5.800% 2/14/39	240,000	222,502
5.950% 2/14/49	130,000	116,747

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BAT Capital Corp.
3.462% 9/06/29	$525,000	$449,605
4.540% 8/15/47	130,000	89,484
Philip Morris International, Inc.
4.500% 3/20/42	80,000	63,846
		1,232,240
Airlines — 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (b)	550,000	522,689
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	247,500	245,223
United Airlines, Inc.
4.625% 4/15/29 (b)	65,000	55,869
		823,781
Apparel — 0.2%
NIKE, Inc.
2.850% 3/27/30	280,000	242,541
3.250% 3/27/40	130,000	98,455
3.375% 3/27/50 (c)	40,000	28,541
		369,537
Auto Manufacturers — 1.1%
Ford Motor Co.
3.250% 2/12/32	1,660,000	1,279,301
6.100% 8/19/32 (c)	90,000	84,772
General Motors Co.
5.600% 10/15/32 (c)	125,000	116,707
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	227,986
Hyundai Capital America
1.800% 10/15/25 (b)	55,000	50,573
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	387,228
4.345% 9/17/27 (b)	300,000	273,840
		2,420,407
Banks — 11.1%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	251,852
Banco Santander SA
3.496% 3/24/25	600,000	576,717
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	378,392
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	190,000	145,995
Secured Overnight Financing Rate + 1.330% 2.972% VRN 2/04/33	670,000	528,332
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,540,000	1,406,348
4.000% 1/22/25	700,000	681,188
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	220,000	162,699
4.200% 8/26/24	380,000	373,347
3 mo. USD Term SOFR + 3.967% 6.250% VRN (c) (d)	170,000	167,252
Bank of Montreal 5 yr. USD Swap + 1.432%
3.803% VRN 12/15/32	70,000	61,144
Bank of Nova Scotia 5 yr. CMT + 2.050%
4.588% VRN 5/04/37	180,000	150,021

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA
Secured Overnight Financing Rate + 2.074% 2.219% VRN 6/09/26 (b)	$200,000	$186,642
Secured Overnight Financing Rate + 1.507% 3.052% VRN 1/13/31 (b)	390,000	321,033
4.625% 3/13/27 (b)	260,000	246,506
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	350,000	337,918
5 yr. CMT + 4.354% 8.500% VRN (b) (d)	200,000	195,665
BPCE SA
1.000% 1/20/26 (b)	250,000	223,570
Citigroup, Inc.
Secured Overnight Financing Rate + 0.694% 2.014% VRN 1/25/26	95,000	89,709
Secured Overnight Financing Rate + 1.280% 3.070% VRN 2/24/28	845,000	766,500
Secured Overnight Financing Rate + 1.939% 3.785% VRN 3/17/33	580,000	483,856
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	760,000	682,544
4.650% 7/30/45	380,000	305,288
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	160,000	152,663
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	453,546
Credit Agricole SA Secured Overnight Financing Rate + 1.676%
1.907% VRN 6/16/26 (b)	270,000	250,998
Credit Suisse AG
7.500% 2/15/28	350,000	366,109
7.950% 1/09/25	290,000	295,128
Danske Bank AS
5.375% 1/12/24 (b)	240,000	239,039
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 1.472% 2.908% VRN 7/21/42	240,000	155,000
3.000% 3/15/24	400,000	394,498
3.500% 11/16/26	270,000	251,104
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	462,514
4.250% 10/21/25	200,000	192,733
4.750% 10/21/45	70,000	58,907
5.150% 5/22/45	290,000	248,506
Secured Overnight Financing Rate + 0.820% 6.164% FRN 9/10/27	165,000	161,969
3 mo. USD Term SOFR + 1.432% 6.796% FRN 5/15/26	555,000	558,413
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.929% 2.099% VRN 6/04/26	510,000	475,354
3 mo. USD Term SOFR + 1.642% 7.052% FRN 9/12/26	310,000	312,803
JP Morgan Chase & Co.
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	215,000	181,161
Secured Overnight Financing Rate + 2.040% 2.522% VRN 4/22/31	320,000	259,385
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	212,983
Secured Overnight Financing Rate + 0.915% 2.595% VRN 2/24/26	160,000	152,325
Secured Overnight Financing Rate + 1.260% 2.963% VRN 1/25/33	25,000	19,903
Secured Overnight Financing Rate + 2.440% 3.109% VRN 4/22/51	110,000	68,297
3.875% 9/10/24	540,000	528,902
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	640,000	597,413
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	200,000	178,646
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	235,000	216,793
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	520,000	377,721
Secured Overnight Financing Rate + 1.290% 2.943% VRN 1/21/33	115,000	90,563
Secured Overnight Financing Rate + 1.160% 3.620% VRN 4/17/25	150,000	147,638
Secured Overnight Financing Rate + 1.610% 4.210% VRN 4/20/28	205,000	192,758
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	234,598

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NatWest Markets PLC
0.800% 8/12/24 (b)	$200,000	$191,182
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	210,000	203,724
Secured Overnight Financing Rate + 1.322% 5.812% VRN 6/12/26	60,000	59,521
Royal Bank of Canada
1.150% 6/10/25	310,000	286,668
Santander Holdings USA, Inc. Secured Overnight Financing Rate + 1.249%
2.490% VRN 1/06/28	135,000	117,217
Toronto-Dominion Bank
1.150% 6/12/25	300,000	277,733
Truist Financial Corp. Secured Overnight Financing Rate + 2.050%
6.047% VRN 6/08/27	120,000	118,695
UBS Group AG
Secured Overnight Financing Rate + 2.044% 2.193% VRN 6/05/26 (b)	480,000	446,428
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	390,000	308,041
4.253% 3/23/28 (b)	340,000	312,560
Secured Overnight Financing Rate + 3.920% 6.537% VRN 8/12/33 (b)	300,000	296,494
5 yr. USD Swap + 4.344% 7.000% VRN (b) (d)	500,000	492,689
US Bancorp
1.450% 5/12/25	210,000	195,890
Secured Overnight Financing Rate + 0.730% 2.215% VRN 1/27/28	20,000	17,644
Secured Overnight Financing Rate + 2.020% 5.775% VRN 6/12/29	140,000	136,273
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	40,000	37,726
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.000% 2.188% VRN 4/30/26	200,000	187,787
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	195,627
3.000% 10/23/26	430,000	394,909
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	227,512
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	360,000	291,004
Secured Overnight Financing Rate + 2.130% 4.611% VRN 4/25/53	1,970,000	1,542,384
		23,548,596
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	260,000	249,693
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	115,662
4.600% 4/15/48	334,000	282,299
Coca-Cola Co.
2.600% 6/01/50	80,000	48,914
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	46,468
4.200% 7/15/46	50,000	37,603
PepsiCo, Inc.
1.625% 5/01/30	170,000	136,569
		917,208
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	128,577
Chemicals — 0.4%
MEGlobal BV
4.250% 11/03/26 (b)	240,000	227,808
OCP SA
3.750% 6/23/31 (b)	260,000	204,858

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 6/23/51 (b)	$220,000	$145,200
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	381,354
		959,220
Commercial Services — 0.4%
Cintas Corp. No. 2
3.700% 4/01/27	160,000	151,670
DP World Ltd.
5.625% 9/25/48 (b)	330,000	292,050
PayPal Holdings, Inc.
1.650% 6/01/25 (c)	270,000	252,653
Triton Container International Ltd.
1.150% 6/07/24 (b)	90,000	86,609
Triton Container International Ltd./TAL International Container Corp.
3.250% 3/15/32	160,000	119,651
		902,633
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC
3.375% 3/24/29	260,000	233,156
Kenvue, Inc.
4.900% 3/22/33 (b)	140,000	133,798
Procter & Gamble Co.
3.000% 3/25/30	100,000	88,834
		455,788
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (b)	30,000	25,617
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	152,268
3.000% 10/29/28	160,000	137,196
3.150% 2/15/24	190,000	187,832
3.400% 10/29/33	420,000	324,879
Air Lease Corp.
1.875% 8/15/26	170,000	151,036
5.300% 2/01/28	120,000	115,937
American Express Co.
3.375% 5/03/24	30,000	29,537
4.050% 5/03/29	140,000	130,299
Aviation Capital Group LLC
1.950% 9/20/26 (b)	395,000	344,854
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (b) (c)	370,000	329,553
Charles Schwab Corp.
5.875% 8/24/26	260,000	259,144
Secured Overnight Financing Rate + 2.010% 6.136% VRN 8/24/34 (c)	50,000	48,638
CI Financial Corp.
4.100% 6/15/51	115,000	66,563
Mastercard, Inc.
3.850% 3/26/50	50,000	38,507
Nasdaq, Inc.
3.950% 3/07/52	45,000	31,407

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Visa, Inc.
4.300% 12/14/45	$160,000	$135,394
		2,483,044
Electric — 0.6%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	61,452
3.950% 4/01/50	50,000	36,934
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	28,567
Duke Energy Corp.
3.950% 8/15/47	65,000	45,762
Duke Energy Ohio, Inc.
3.650% 2/01/29	140,000	128,408
Exelon Corp.
4.100% 3/15/52	65,000	47,007
Monongahela Power Co.
5.400% 12/15/43 (b)	145,000	128,179
Pacific Gas & Electric Co.
2.500% 2/01/31	185,000	140,744
Sierra Pacific Power Co.
2.600% 5/01/26	760,000	706,780
		1,323,833
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.755% 3/15/27	250,000	230,804
4.279% 3/15/32	240,000	203,717
5.050% 3/15/42	20,000	15,468
6.412% 3/15/26	10,000	9,998
		459,987
Food — 0.4%
Danone SA
2.589% 11/02/23 (b)	320,000	319,118
Mars, Inc.
2.700% 4/01/25 (b)	140,000	134,108
3.200% 4/01/30 (b)	80,000	70,180
Mondelez International, Inc.
1.500% 5/04/25	390,000	364,859
		888,265
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32	80,000	61,440
3.750% 1/15/31	430,000	353,450
		414,890
Gas — 0.2%
Brooklyn Union Gas Co.
4.487% 3/04/49 (b)	435,000	306,012
East Ohio Gas Co.
3.000% 6/15/50 (b)	45,000	25,864
		331,876

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Abbott Laboratories
4.750% 11/30/36	$80,000	$76,004
4.900% 11/30/46	100,000	91,039
		167,043
Health Care – Services — 0.7%
Centene Corp.
2.500% 3/01/31	285,000	218,942
Elevance Health, Inc.
2.375% 1/15/25	210,000	200,527
3.650% 12/01/27	140,000	129,766
HCA, Inc.
4.125% 6/15/29	220,000	199,162
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (b)	145,000	92,442
Humana, Inc.
4.625% 12/01/42	140,000	114,087
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	100,225
2.300% 5/15/31	220,000	177,747
3.875% 8/15/59	240,000	170,731
4.000% 5/15/29	100,000	93,587
4.200% 5/15/32	80,000	73,018
		1,570,234
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	99,050
4.750% 11/29/27	40,000	38,533
		137,583
Insurance — 0.4%
Athene Global Funding Secured Overnight Financing Rate Index + 0.560%
5.902% FRN 8/19/24 (b)	465,000	460,443
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	93,325
3.850% 3/15/52	90,000	67,132
New York Life Global Funding
0.950% 6/24/25 (b)	100,000	92,031
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	101,459
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	80,000	67,327
		881,717
Internet — 0.8%
Alphabet, Inc.
1.900% 8/15/40	100,000	62,536
2.050% 8/15/50	60,000	32,758
Amazon.com, Inc.
3.150% 8/22/27	430,000	399,969
3.600% 4/13/32	470,000	416,771
3.875% 8/22/37	190,000	162,191
3.950% 4/13/52	200,000	154,589

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prosus NV
3.061% 7/13/31 (b)	$370,000	$274,709
3.832% 2/08/51 (b)	210,000	115,983
4.027% 8/03/50 (b)	310,000	177,494
		1,797,000
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	171,050
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	860,000	832,016
Sands China Ltd.
5.375% STEP 8/08/25	390,000	377,792
		1,209,808
Machinery – Diversified — 0.2%
Deere & Co.
3.750% 4/15/50 (c)	260,000	205,372
Otis Worldwide Corp.
2.056% 4/05/25	140,000	132,173
		337,545
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	65,000	47,858
4.500% 6/01/33 (b)	810,000	619,763
4.750% 3/01/30 (b)	105,000	88,142
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	148,312
4.200% 3/15/28	560,000	513,990
4.400% 4/01/33 (c)	290,000	246,656
4.908% 7/23/25	240,000	234,517
5.250% 4/01/53 (c)	400,000	299,001
5.500% 4/01/63	150,000	110,962
Comcast Corp.
2.887% 11/01/51	550,000	324,137
3.400% 4/01/30	525,000	463,085
3.750% 4/01/40	120,000	92,957
3.950% 10/15/25	155,000	150,388
4.150% 10/15/28	270,000	255,759
CSC Holdings LLC
6.500% 2/01/29 (b)	700,000	579,905
DISH DBS Corp.
5.125% 6/01/29	60,000	33,263
5.750% 12/01/28 (b)	70,000	53,813
Fox Corp.
5.476% 1/25/39	90,000	77,781
		4,340,289
Mining — 0.8%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	220,430
Barrick North America Finance LLC
5.700% 5/30/41	80,000	76,611

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% 5/01/43	$80,000	$76,975
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	90,181
First Quantum Minerals Ltd.
8.625% 6/01/31 (b)	200,000	199,036
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	108,117
5.450% 3/15/43	230,000	196,097
Glencore Funding LLC
1.625% 4/27/26 (b)	240,000	216,107
3.375% 9/23/51 (b)	45,000	27,010
4.000% 3/27/27 (b)	140,000	131,412
4.125% 3/12/24 (b)	230,000	228,019
Southern Copper Corp.
5.250% 11/08/42	250,000	216,137
		1,786,132
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30 (c)	290,000	250,677
3.700% 4/15/50	180,000	128,324
		379,001
Multi-National — 0.6%
Inter-American Development Bank
7.349% 10/06/30 INR (e) (f)	104,000,000	1,241,819
Oil & Gas — 3.1%
BP Capital Markets America, Inc.
2.939% 6/04/51	175,000	106,848
3.001% 3/17/52	230,000	141,046
3.119% 5/04/26	410,000	387,450
3.633% 4/06/30	120,000	108,051
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	100,000	94,095
Chevron Corp.
1.995% 5/11/27	440,000	394,307
Continental Resources, Inc.
2.268% 11/15/26 (b)	195,000	172,760
5.750% 1/15/31 (b)	250,000	234,864
Coterra Energy, Inc.
3.900% 5/15/27	230,000	215,988
4.375% 3/15/29	220,000	203,462
Devon Energy Corp.
5.000% 6/15/45	390,000	314,105
5.600% 7/15/41	140,000	123,853
5.850% 12/15/25	120,000	119,390
Diamondback Energy, Inc.
3.250% 12/01/26	140,000	130,894
3.500% 12/01/29	160,000	141,978
Ecopetrol SA
5.875% 5/28/45	770,000	507,399
EOG Resources, Inc.
3.900% 4/01/35	200,000	169,583
4.375% 4/15/30	60,000	56,560
4.950% 4/15/50	40,000	35,390

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Exxon Mobil Corp.
3.043% 3/01/26	$130,000	$123,278
3.482% 3/19/30	190,000	171,565
4.227% 3/19/40	205,000	174,654
4.327% 3/19/50	20,000	16,420
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	181,566
Marathon Petroleum Corp.
5.125% 12/15/26	185,000	182,044
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	83,780
6.450% 9/15/36	50,000	49,097
6.600% 3/15/46 (c)	160,000	157,213
6.625% 9/01/30 (c)	60,000	60,795
Petrobras Global Finance BV
5.999% 1/27/28 (c)	760,000	754,159
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	133,374
Reliance Industries Ltd.
3.625% 1/12/52 (b)	330,000	210,369
Shell International Finance BV
2.750% 4/06/30	240,000	206,415
2.875% 5/10/26	130,000	122,631
3.250% 4/06/50	330,000	219,118
Southwestern Energy Co.
4.750% 2/01/32	70,000	60,080
5.375% 2/01/29	75,000	69,074
		6,633,655
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	89,426
5.000% 11/15/45	100,000	84,768
		174,194
Pharmaceuticals — 2.9%
AbbVie, Inc.
2.600% 11/21/24	880,000	848,373
2.950% 11/21/26	260,000	241,283
3.200% 11/21/29	600,000	529,469
4.700% 5/14/45	25,000	21,297
Bausch Health Cos., Inc.
6.125% 2/01/27 (b) (c)	50,000	31,098
Becton Dickinson & Co.
3.363% 6/06/24	80,000	78,587
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	178,171
Cigna Group
4.125% 11/15/25	100,000	96,820
4.375% 10/15/28	760,000	719,119
4.900% 12/15/48	230,000	193,826
CVS Health Corp.
2.125% 9/15/31	330,000	252,369
4.250% 4/01/50	70,000	51,790
4.300% 3/25/28	580,000	548,918
5.050% 3/25/48	220,000	182,786
Johnson & Johnson
3.625% 3/03/37	320,000	269,673

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Merck & Co., Inc.
1.450% 6/24/30	$120,000	$94,017
Pfizer, Inc.
1.700% 5/28/30	280,000	224,477
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,515,160
		6,077,233
Pipelines — 3.2%
Cameron LNG LLC
3.302% 1/15/35 (b)	150,000	119,403
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	253,787
6.544% 11/15/53 (b)	60,000	58,658
Energy Transfer LP
3.900% 7/15/26	710,000	671,968
4.750% 1/15/26	240,000	233,528
6.250% 4/15/49	320,000	293,607
Enterprise Products Operating LLC
4.150% 10/16/28	1,030,000	965,658
EQM Midstream Partners LP
4.750% 1/15/31 (b)	140,000	120,503
Kinder Morgan Energy Partners LP
6.950% 1/15/38	355,000	365,388
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	103,526
MPLX LP
4.700% 4/15/48	400,000	303,199
ONEOK, Inc.
5.550% 11/01/26	40,000	39,739
5.800% 11/01/30	70,000	68,533
6.050% 9/01/33	160,000	157,189
6.625% 9/01/53	200,000	195,841
Targa Resources Corp.
4.950% 4/15/52	40,000	30,765
5.200% 7/01/27	170,000	166,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	125,391
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	30,000	25,061
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	229,618
4.050% STEP 2/01/30	900,000	786,683
5.250% STEP 2/01/50	1,660,000	1,293,197
Williams Cos., Inc.
3.500% 10/15/51	125,000	79,722
3.750% 6/15/27	250,000	232,445
		6,919,996
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle, Inc.
3.300% 7/01/30	35,000	29,540
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	211,603
		241,143

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.6%
Costco Wholesale Corp.
1.375% 6/20/27	$190,000	$166,087
1.600% 4/20/30	110,000	88,327
Home Depot, Inc.
2.700% 4/15/30	70,000	59,778
3.300% 4/15/40	120,000	89,425
3.350% 4/15/50	260,000	177,208
Lowe's Cos., Inc.
4.500% 4/15/30	50,000	46,655
McDonald's Corp.
3.500% 7/01/27	300,000	280,968
3.600% 7/01/30	190,000	169,623
4.450% 3/01/47	150,000	122,181
Walmart, Inc.
1.500% 9/22/28	80,000	67,846
1.800% 9/22/31	40,000	31,481
		1,299,579
Semiconductors — 0.7%
Broadcom, Inc.
3.419% 4/15/33 (b)	396,000	316,743
Intel Corp.
1.600% 8/12/28	190,000	160,645
3.050% 8/12/51	100,000	60,789
5.125% 2/10/30	90,000	88,315
Micron Technology, Inc.
5.875% 2/09/33	60,000	57,316
NVIDIA Corp.
2.850% 4/01/30	90,000	78,520
3.500% 4/01/40	240,000	188,957
3.500% 4/01/50	40,000	29,154
3.700% 4/01/60	170,000	124,338
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% 6/18/26	245,000	232,940
Texas Instruments, Inc.
1.750% 5/04/30	110,000	89,020
		1,426,737
Software — 0.2%
Microsoft Corp.
2.921% 3/17/52	260,000	170,536
3.041% 3/17/62	70,000	44,318
Oracle Corp.
3.850% 4/01/60	340,000	216,212
4.650% 5/06/30	20,000	18,704
		449,770
Telecommunications — 1.7%
AT&T, Inc.
2.750% 6/01/31	160,000	128,000
3.500% 9/15/53	309,000	190,915
3.550% 9/15/55	215,000	131,614
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	188,716
2.550% 2/15/31	60,000	47,743

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 4/15/29	$50,000	$43,977
3.400% 10/15/52	230,000	143,668
3.500% 4/15/25	350,000	337,718
3.500% 4/15/31	700,000	591,898
3.875% 4/15/30	430,000	380,968
Telefonica Emisiones SA
5.213% 3/08/47	150,000	119,470
Verizon Communications, Inc.
2.650% 11/20/40	15,000	9,495
3.850% 11/01/42	610,000	450,811
3.875% 2/08/29	550,000	503,661
3.875% 3/01/52	435,000	306,240
		3,574,894
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	45,134
2.891% 4/06/36	270,000	204,460
3.750% 7/15/25	70,000	67,796
3.750% 2/05/70	150,000	100,249
3.839% 3/20/60	120,000	84,101
		501,740

TOTAL CORPORATE DEBT (Cost $91,441,694)		82,402,547

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Commercial Mortgage-Backed Securities — 5.4%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	287,661
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	228,150
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,500	242,071
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	274,559
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (b)	378,000	328,962
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.498% FRN 9/15/38 (b)	550,000	528,314
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.230% FRN 4/15/37 (b)	460,000	451,661
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 1 mo. USD Term SOFR + 0.964% 6.297% FRN 11/15/38 (b)	120,000	117,712
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 7.847% FRN 9/15/36 (b)	405,000	380,444
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 9.457% FRN 10/15/36 (b)	295,025	276,244
BX Trust
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (b) (g)	374,000	298,067
Series 2023-DELC, Class A, 1 mo. USD Term SOFR + 2.690% 8.022% FRN 5/15/38 (b)	440,000	440,551
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.139% VRN 1/10/48 (g)	5,183,112	91,448
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	126,496
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (b) (g)	200,000	141,562
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (b) (g)	200,000	133,934

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	$340,000	$292,584
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.948% VRN 4/15/50 (g)	7,611,183	47,470
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	264,931
CSMC Trust, Series 2021-B33, Class B,
3.766% VRN 10/10/43 (b) (g)	300,000	213,982
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.194%
6.527% FRN 7/15/38 (b)	342,176	340,999
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD Term SOFR + 1.547%
6.880% FRN 7/15/35 (b)	167,000	108,310
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.903% VRN 11/10/48 (g)	7,546,221	98,477
Series 2014-GC26, Class D, 4.662% VRN 11/10/47 (b) (g)	763,000	480,803
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD Term SOFR + 3.264%
8.593% FRN 11/15/36 (b)	385,138	370,889
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.043% VRN 1/15/49 (g)	3,316,371	51,375
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	146,267
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.564% VRN 7/15/48 (g)	7,714,689	48,697
Series 2015-C29, Class XA, 0.691% VRN 5/15/48 (g)	5,354,383	37,684
Series 2014-C25, Class XA, 0.945% VRN 11/15/47 (g)	3,525,719	20,335
Series 2015-C28, Class XA, 1.058% VRN 10/15/48 (g)	5,780,393	62,433
Series 2015-C27, Class D, 3.940% VRN 2/15/48 (b) (g)	704,000	425,538
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	312,396
Series 2014-C23, Class D, 4.129% VRN 9/15/47 (b) (g)	391,000	323,435
Series 2013-C17, Class C, 5.032% VRN 1/15/47 (g)	400,000	353,124
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD Term SOFR + 2.114%
7.447% FRN 11/15/38 (b)	394,109	377,357
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600% 9/15/49	126,591	115,911
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.993% VRN 12/15/48 (g)	5,604,178	77,287
MSWF Commercial Mortgage Trust, Series 2023-1, Class A4
5.472% 5/15/56	250,000	241,305
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%
6.737% FRN 3/15/39 (b)	540,000	531,256
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
2.021% VRN 10/10/48 (g)	3,118,598	106,209
SLG Office Trust, Series 2021-OVA, Class E
2.851% 7/15/41 (b)	260,000	179,069
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014%
8.348% FRN 3/15/38 (b)	330,763	313,781
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
3.865% VRN 3/10/46 (b) (g)	393,000	333,363
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.735% VRN 7/15/58 (g)	8,934,521	73,061
Series 2015-P2, Class XA, 1.079% VRN 12/15/48 (g)	3,473,235	53,657
Series 2019-C53, Class XA, 1.123% VRN 10/15/52 (g)	4,238,781	178,043
Series 2017-C38, Class A4, 3.190% 7/15/50	293,994	266,064
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	272,499
		11,466,427

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 1.7%
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (b)	$693,830	$499,607
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (b)	166,250	143,472
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (b)	501,499	432,349
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (b)	88,904	79,020
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (b)	315,195	265,464
Mosaic Solar Loan Trust, Series 2020-2A, Class B
2.210% 8/20/46 (b)	258,725	208,732
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	185,909	174,035
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (b)	356,347	313,710
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (b)	434,624	337,347
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (b)	355,244	310,486
Upstart Securitization Trust, Series 2021-3, Class C
3.280% 7/20/31 (b)	500,000	449,325
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (b)	500,000	425,936
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474%
4.014% FRN 10/25/36	54,143	18,117
		3,657,600
Student Loans Asset-Backed Securities — 0.6%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314%
6.634% FRN 12/26/47 (b)	193,394	191,021
ELFI Graduate Loan Program LLC, Series 2020-A, Class A
1.730% 8/25/45 (b)	290,720	245,428
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	311,255
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	446,696
		1,194,400
Whole Loan Collateral Collateralized Mortgage Obligations — 3.5%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
4.246% VRN 4/25/37 (g)	516,438	450,526
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 3.745% VRN 2/25/47 (g)	739,452	632,357
Series 2007-3, Class A21, 6.000% 4/25/37	1,283,698	604,025
Series 2007-14, Class A6, 6.000% 9/25/37	1,127,691	602,340
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454%
5.782% FRN 12/19/36	368,302	305,265
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (b) (g)	1,028,000	556,624
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.269% VRN 7/25/35 (g)	221,419	187,304

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1,
5.000% STEP 6/25/62 (b)	$453,158	$431,181
PRKCM Trust, Series 2023-AFC1, Class A1,
6.598% STEP 2/25/58 (b)	415,336	416,419
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (b) (g)	634,128	263,621
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714%
6.000% FRN 4/25/37	144,941	111,862
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
4.213% VRN 10/25/37 (g)	509,712	389,993
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (b) (g)	1,000,000	505,948
Series 2021-R1, Class M1, 2.338% 10/25/63 (b)	1,500,000	1,199,630
Series 2022 - 6, Class A1, 4.910% STEP 6/25/67 (b)	260,537	250,837
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.350% STEP 5/25/36	630,157	510,148
		7,418,080
Whole Loan Collateral Planned Amortization Classes — 0.3%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,270,022	723,051

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,667,696)		24,459,558

SOVEREIGN DEBT OBLIGATIONS — 6.9%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (e)	2,920,000	567,580
10.000% 1/01/33 BRL (e)	3,249,000	589,737
Brazilian Government International Bond
3.750% 9/12/31	950,000	798,500
5.625% 2/21/47	300,000	237,456
Colombia Government International Bond
3.250% 4/22/32	230,000	165,058
4.125% 2/22/42	440,000	265,396
Indonesia Government International Bond
3.500% 1/11/28	320,000	296,356
Indonesia Treasury Bond
6.500% 2/15/31 (e)	39,307,000,000	2,493,597
Israel Government International Bond
2.750% 7/03/30	310,000	263,152
Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	245,375
Mexican Bonos
7.750% 11/23/34 MXN (e)	8,220,000	401,876
7.750% 11/13/42 MXN (e)	144,850,000	6,692,565
Mexico Government International Bond
2.659% 5/24/31	200,000	157,807
3.750% 1/11/28	205,000	189,672
4.280% 8/14/41	450,000	331,749
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	165,404
Panama Government International Bond
2.252% 9/29/32	200,000	144,552
4.300% 4/29/53	200,000	130,067

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond
6.550% 3/14/37	$260,000	$268,246
Provincia de Buenos Aires/Government Bond,
6.375% STEP 9/01/37 (b)	540,000	175,713
		14,579,858

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,814,562)		14,579,858

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 38.9%
Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K-157, Class X1, 0.419% 5/25/33	9,999,850	231,284
Series K-154, Class X1, 0.527% VRN 1/25/33 (g)	6,599,198	193,913
Series K124, Class X1, 0.810% VRN 12/25/30 (g)	4,980,167	200,785
Series K109, Class A2, 1.558% 4/25/30	100,000	79,991
Series K751, Class A2, 4.412% 3/25/30	100,000	95,365
Federal Home Loan Mortgage Corp. Multifamily WI Certificates
4.500% 12/25/33	100,000	93,183
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	79,358	66,469
Series 4991, Class QV, 2.000% 9/25/45	93,290	69,843
Series 5085, Class NI, 2.000% 3/25/51	1,358,645	155,050
Series 5071, Class IH, 2.500% 2/25/51	247,422	32,089
Series 4481, Class B, 3.000% 12/15/42	944,173	890,047
Series 4483, Class CA, 3.000% 6/15/44	1,590,278	1,458,596
Series 4391, Class MZ, 3.000% 9/15/44	130,952	108,251
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	635,852	442,852
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000%FRN 8/25/51	1,020,413	24,744
Series 2021-65, Class JA, 2.000% 1/25/46	74,430	60,363
Series 2020-57, Class 57, 2.000% 4/25/50	251,772	207,507
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	215,366
Series 2014-6, Class Z, 2.500% 2/25/44	127,305	103,160
Series 2012-118, Class VZ, 3.000% 11/25/42	131,802	113,433
Series 2018-18, Class ZG, 3.000% 6/25/50	2,594,224	1,540,468
Series 2020-96, Class IN, 3.000% 1/25/51	395,527	62,407
Series 2015-65, Class CZ, 3.500% 9/25/45	132,645	102,322
Government National Mortgage Association
Series 2022-210, Class IO, 0.695% VRN 7/16/64 (g)	1,487,424	97,162
Series 2022-216, Class IO, 0.750% VRN 7/16/65 (g)	1,491,784	92,045
Series 2020-103, Class AD, 1.450% 1/16/63	292,235	213,287
Series 2022-3, Class B, 1.850% 2/16/61	500,000	235,048
Series 2020-175, Class GI, 2.000% 11/20/50	148,008	16,243
Series 2022-113, Class Z, 2.000% 9/16/61	1,230,353	659,221
Series 2023-92, Class AH, 2.000% 6/16/64	99,995	74,493
Series 2022-220, Class E, 3.000% VRN 10/16/64 (g)	100,000	73,469
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000%FRN 4/20/51	1,192,876	20,680
Series 2022-115, Class MI, 2.500% 5/20/51	473,737	49,197
Series 2021-96, Class VI, 2.500% 6/20/51	431,744	57,044
Series 2021-176, Class IN, 2.500% 10/20/51	516,422	69,114
Series 2022-189, Class PT, 2.500% 10/20/51	95,037	75,515
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	75,892

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-58, Class BI, 3.000% 3/20/51	$643,130	$96,208
Series 2021-98, Class IG, 3.000% 6/20/51	944,918	152,066
Series 2021-137, Class IQ, 3.000% 8/20/51	1,285,231	193,061
Series 2021-117, Class ID, 3.500% 6/20/51	707,309	113,370
		8,910,603
Pass-Through Securities — 32.9%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	445,434	347,619
Pool #RB5110 1.500% 5/01/41	495,383	384,897
Pool #RB5117 1.500% 7/01/41	421,819	327,740
Pool #RA4537 1.500% 2/01/51	83,664	60,560
Pool #RB5131 2.000% 10/01/41	594,833	476,250
Pool #RB5138 2.000% 12/01/41	434,270	347,696
Pool #SC0313 2.000% 1/01/42	466,989	372,433
Pool #RB5145 2.000% 2/01/42	710,631	566,742
Pool #QK1354 2.000% 2/01/42	88,682	70,725
Pool #SC0384 2.000% 4/01/42	291,162	233,754
Pool #RB5153 2.000% 4/01/42	728,752	581,194
Pool #SC0319 2.000% 4/01/42	92,936	74,409
Pool #QB3535 2.000% 9/01/50	515,853	395,605
Pool #QB4985 2.000% 11/01/50	74,853	57,545
Pool #SD8146 2.000% 5/01/51	578,027	441,299
Pool #RA5731 2.000% 8/01/51	170,906	130,960
Pool #SD0715 2.000% 9/01/51	1,788,250	1,382,017
Pool #QD2129 2.000% 11/01/51	906,310	691,079
Pool #QD3960 2.000% 1/01/52	360,969	276,374
Pool #RB5149 2.500% 3/01/42	88,949	73,549
Pool #QK1449 2.500% 4/01/42	179,324	148,277
Pool #G08520 2.500% 1/01/43	478,450	401,428
Pool #SD7521 2.500% 7/01/50	199,243	160,825
Pool #SD7525 2.500% 10/01/50	626,750	505,900
Pool #RA3913 2.500% 11/01/50	230,464	185,954
Pool #RA4142 2.500% 12/01/50	290,003	233,994
Pool #SD7534 2.500% 2/01/51	147,710	119,321
Pool #SD8129 2.500% 2/01/51	64,760	51,666
Pool #QC7086 2.500% 9/01/51	600,956	478,037
Pool #QC9443 2.500% 10/01/51	177,093	141,701
Pool #SD0777 2.500% 11/01/51	87,243	69,850
Pool #SD0857 2.500% 1/01/52	453,275	362,971
Pool #SD1749 2.500% 4/01/52	93,680	75,046
Pool #SD7554 2.500% 4/01/52	1,081,629	867,493
Pool #QK1512 3.000% 5/01/42	174,684	149,526
Pool #RA2797 3.000% 6/01/50	54,705	45,314
Pool #QC3242 3.000% 6/01/51	465,621	389,977
Pool #SD8174 3.000% 10/01/51	2,124,110	1,763,598
Pool #SD0781 3.000% 11/01/51	82,218	68,193
Pool #QD6216 3.000% 2/01/52	86,891	72,191
Pool #QD7333 3.000% 2/01/52	92,268	76,759
Pool #G08632 3.500% 3/01/45	615,513	542,606
Pool #RA6531 3.500% 1/01/52	85,044	73,306
Pool #SD1549 3.500% 4/01/52	92,970	80,326
Pool #SD8214 3.500% 5/01/52	276,571	238,181
Pool #SD1936 3.500% 6/01/52	282,460	243,870
Pool #SD1218 4.000% 7/01/49	834,658	755,428
Pool #SD2866 4.000% 7/01/49	97,170	88,340
Pool #RA7185 4.000% 4/01/52	358,265	321,094
Pool #RA7186 4.000% 4/01/52	178,557	160,366

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD2549 4.000% 7/01/52	$94,330	$85,130
Pool #SD7560 4.000% 2/01/53	191,269	172,067
Pool #SD2792 4.500% 3/01/47	93,866	89,827
Pool #SD1143 4.500% 9/01/50	1,184,836	1,105,839
Pool #SD0615 4.500% 1/01/51	86,114	80,265
Pool #SD1807 4.500% 7/01/52	95,418	88,184
Pool #SD2443 4.500% 10/01/52	97,171	89,318
Pool #SD2394 4.500% 11/01/52	94,736	87,080
Pool #SD1775 4.500% 11/01/52	188,831	174,397
Pool #SD2355 4.500% 12/01/52	95,122	87,435
Pool #WN2371 4.600% 2/01/30	100,000	95,064
Pool #SD1305 5.000% 7/01/52	634,766	601,548
Pool #QF5465 5.000% 12/01/52	95,193	90,077
Pool #SD2374 5.000% 1/01/53	95,558	90,423
Pool #SD2395 5.000% 1/01/53	93,023	88,009
Pool #SD2591 5.000% 3/01/53	95,649	90,613
Pool #RA8790 5.000% 4/01/53	196,558	185,657
Pool #SD3382 5.000% 6/01/53	98,941	93,485
Pool #SD2245 5.500% 12/01/52	97,441	94,360
Pool #SD2138 5.500% 1/01/53	97,583	94,550
Pool #SD2723 5.500% 3/01/53	96,266	93,342
Pool #SD2688 5.500% 4/01/53	96,571	93,668
Pool #SD2511 5.500% 4/01/53	98,377	95,223
Pool #QF9985 5.500% 4/01/53	96,968	93,804
Pool #QG1295 5.500% 4/01/53	98,319	95,185
Pool #SD2762 5.500% 5/01/53	98,036	95,088
Pool #SD2756 5.500% 5/01/53	97,616	94,541
Pool #SD2892 5.500% 5/01/53	96,090	93,201
Pool #QG7311 5.500% 7/01/53	99,787	96,756
Pool #SD2284 6.000% 12/01/52	92,987	92,132
Pool #SD2578 6.000% 3/01/53	191,226	189,079
Pool #SD2452 6.500% 2/01/53	93,152	93,915
Pool #RA8904 6.500% 4/01/53	187,253	188,788
Pool #RA9081 6.500% 5/01/53	98,336	99,481
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	89,099	68,893
Pool #MA4236 1.500% 1/01/51	82,852	59,972
Pool #MA4280 1.500% 3/01/51	303,698	219,829
Pool #FP0028 2.000% 8/01/40	97,037	78,571
Pool #MA4422 2.000% 9/01/41	835,770	669,155
Pool #MA4446 2.000% 10/01/41	251,966	201,736
Pool #MA4474 2.000% 11/01/41	171,236	137,099
Pool #MA4501 2.000% 12/01/41	87,049	69,696
Pool #MA4540 2.000% 2/01/42	88,298	70,420
Pool #MA4606 2.000% 5/01/42	274,033	218,547
Pool #BQ3331 2.000% 8/01/50	76,263	58,486
Pool #CA7023 2.000% 9/01/50	73,409	56,435
Pool #CA7224 2.000% 10/01/50	146,726	112,798
Pool #BQ4926 2.000% 10/01/50	73,434	56,247
Pool #CA9220 2.000% 2/01/51	327,002	249,652
Pool #BR4052 2.000% 2/01/51	76,218	58,451
Pool #CA8779 2.000% 2/01/51	162,091	124,155
Pool #MA4305 2.000% 4/01/51	491,084	374,922
Pool #FM9441 2.000% 4/01/51	85,065	64,944
Pool #MA4325 2.000% 5/01/51	250,564	191,295
Pool #FS4654 2.000% 7/01/51	194,395	149,080
Pool #FM9489 2.000% 11/01/51	88,474	67,712
Pool #BU2591 2.000% 12/01/51	92,308	70,214

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS2040 2.000% 2/01/52	$92,642	$70,555
Pool #FS4270 2.000% 3/01/52	96,333	73,998
Pool #BS4941 2.460% 4/01/32	978,200	792,029
Pool #MA4177 2.500% 11/01/40	59,279	49,349
Pool #FS0697 2.500% 2/01/42	85,973	71,814
Pool #MA4571 2.500% 3/01/42	88,244	72,966
Pool #MA4587 2.500% 4/01/42	180,607	149,339
Pool #BV7697 2.500% 4/01/42	365,852	302,511
Pool #MA4607 2.500% 5/01/42	90,082	74,486
Pool #FM4052 2.500% 9/01/50	2,435,343	1,965,762
Pool #MA4256 2.500% 2/01/51	1,604,907	1,280,403
Pool #FS1924 2.500% 3/01/51	87,511	69,817
Pool #MA4306 2.500% 4/01/51	128,497	102,475
Pool #FS1111 2.500% 5/01/51	87,616	69,901
Pool #FM7673 2.500% 6/01/51	320,918	257,835
Pool #BT5574 2.500% 8/01/51	81,182	64,559
Pool #FS0028 2.500% 9/01/51	86,553	69,390
Pool #FM8786 2.500% 10/01/51	84,869	68,040
Pool #BU3295 2.500% 10/01/51	170,278	135,397
Pool #FM9195 2.500% 10/01/51	171,633	137,332
Pool #FS0549 2.500% 2/01/52	269,834	215,992
Pool #BU1322 2.500% 2/01/52	91,276	73,120
Pool #FS3368 2.500% 3/01/52	94,526	75,694
Pool #FS2595 2.500% 3/01/52	184,759	148,066
Pool #FS1626 2.500% 4/01/52	182,824	146,172
Pool #BF0546 2.500% 7/01/61	607,001	467,196
Pool #BF0560 2.500% 9/01/61	89,276	68,714
Pool #FS1542 3.000% 4/01/42	172,630	147,767
Pool #CB3542 3.000% 5/01/42	89,188	76,343
Pool #MA4643 3.000% 5/01/42	90,893	77,803
Pool #MA4632 3.000% 6/01/42	365,856	313,165
Pool #MA2248 3.000% 4/01/45	274,844	229,077
Pool #AS7661 3.000% 8/01/46	275,977	229,245
Pool #FM9934 3.000% 12/01/48	855,326	722,251
Pool #FM9564 3.000% 2/01/50	1,004,957	848,603
Pool #CA7531 3.000% 10/01/50	73,376	61,719
Pool #FM8480 3.000% 11/01/50	62,765	52,343
Pool #FM9464 3.000% 11/01/51	164,524	137,950
Pool #BU1421 3.000% 1/01/52	88,902	74,265
Pool #FS1171 3.000% 1/01/52	432,810	358,980
Pool #FS2463 3.000% 2/01/52	551,392	458,712
Pool #FS1289 3.000% 3/01/52	437,693	368,227
Pool #FS1374 3.000% 3/01/52	90,410	74,846
Pool #CB3833 3.000% 6/01/52	92,266	76,628
Pool #CB3386 3.500% 4/01/42	89,063	78,794
Pool #MA3210 3.500% 12/01/47	183,560	160,389
Pool #FM7100 3.500% 6/01/50	113,234	99,056
Pool #FS1240 3.500% 12/01/51	86,942	75,279
Pool #FS1237 3.500% 12/01/51	252,603	220,184
Pool #FS1241 3.500% 1/01/52	89,596	77,565
Pool #FS1462 3.500% 1/01/52	173,394	151,032
Pool #FS2296 3.500% 1/01/52	440,993	381,089
Pool #FS1118 3.500% 3/01/52	85,888	73,993
Pool #FS1092 3.500% 4/01/52	532,042	460,264
Pool #FS1454 3.500% 4/01/52	180,487	156,125
Pool #FS1555 3.500% 4/01/52	181,604	157,304
Pool #CB3282 3.500% 4/01/52	179,883	155,419
Pool #BV8546 3.500% 5/01/52	177,075	153,768

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1556 3.500% 5/01/52	$723,635	$628,842
Pool #FS1866 3.500% 5/01/52	94,971	82,085
Pool #CB3899 3.500% 6/01/52	465,808	400,859
Pool #FS3339 3.500% 6/01/52	281,617	243,142
Pool #BS6215 3.840% 7/01/32	100,000	90,252
Pool #BS6949 3.980% 10/01/32	100,000	89,216
Pool #FM3049 4.000% 4/01/44	205,316	189,043
Pool #AX2501 4.000% 10/01/44	580,227	528,050
Pool #CA2472 4.000% 10/01/48	57,923	52,189
Pool #CA5371 4.000% 3/01/50	56,243	50,486
Pool #FS4645 4.000% 11/01/51	93,542	83,662
Pool #FM9413 4.000% 11/01/51	67,335	60,223
Pool #FS4108 4.000% 12/01/51	97,885	87,607
Pool #CB3272 4.000% 4/01/52	181,648	163,142
Pool #CB3320 4.000% 4/01/52	366,397	328,383
Pool #CB3384 4.000% 4/01/52	84,766	75,680
Pool #CB3614 4.000% 5/01/52	90,634	81,400
Pool #FS2023 4.000% 5/01/52	188,800	169,506
Pool #FS2442 4.000% 7/01/52	187,594	168,057
Pool #FM1263 4.500% 7/01/49	40,505	37,741
Pool #FS4480 4.500% 3/01/50	92,418	86,921
Pool #MA4031 4.500% 5/01/50	22,548	21,019
Pool #FS0067 4.500% 9/01/51	70,715	65,784
Pool #FS2914 4.500% 9/01/52	94,130	87,111
Pool #BX2186 4.500% 11/01/52	77,811	71,498
Pool #FS3977 4.500% 11/01/52	94,511	86,873
Pool #FS3836 4.500% 1/01/53	94,240	86,624
Pool #CB5892 4.500% 3/01/53	96,174	88,401
Pool #BS8410 4.740% 6/01/30	100,000	97,031
Pool #CB3880 5.000% 6/01/52	89,307	84,772
Pool #BW0048 5.000% 7/01/52	87,782	83,051
Pool #FS3978 5.000% 1/01/53	95,653	90,498
Pool #FS3941 5.000% 2/01/53	97,913	92,651
Pool #FS4308 5.000% 4/01/53	95,477	90,212
Pool #FS4524 5.000% 5/01/53	96,972	91,624
Pool #FS3672 5.500% 2/01/53	97,063	94,297
Pool #FS4166 5.500% 4/01/53	96,452	93,336
Pool #FS4805 5.500% 5/01/53	99,183	96,128
Pool #CB6322 5.500% 5/01/53	96,856	93,883
Pool #CB7109 5.500% 9/01/53	399,662	386,897
Pool #CB7114 5.500% 9/01/53	599,448	579,741
Pool #FS4454 6.000% 4/01/53	95,211	94,169
Pool #FS4573 6.000% 5/01/53	193,080	191,365
Pool #CB6753 6.000% 7/01/53	293,716	291,015
Pool #CB5497 6.500% 1/01/53	276,691	279,825
Pool #BX7702 6.500% 2/01/53	91,334	92,083
Government National Mortgage Association II
Pool #MA7192 2.000% 2/20/51	464,173	368,446
Pool #BS8546 2.500% 12/20/50	71,285	57,605
Pool #785565 2.500% 6/20/51	83,871	67,670
Pool #785568 2.500% 8/20/51	82,307	66,409
Pool #785657 2.500% 10/20/51	169,997	137,106
Pool #785663 2.500% 10/20/51	83,426	67,285
Pool #785667 2.500% 10/20/51	86,036	69,390
Pool #785662 2.500% 10/20/51	2,261,836	1,822,807
Pool #785762 2.500% 11/20/51	87,646	70,689
Pool #785764 2.500% 11/20/51	645,031	520,837
Pool #785789 2.500% 12/20/51	86,828	70,028

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #785821 2.500% 12/20/51	$88,597	$71,455
Pool #MA7368 3.000% 5/20/51	198,268	168,681
Pool #MA7590 3.000% 9/20/51	1,477,436	1,255,928
Pool #MA7650 3.000% 10/20/51	405,345	344,573
Pool #MA7706 3.000% 11/20/51	167,610	142,481
Pool #MA7768 3.000% 12/20/51	170,947	145,211
Pool #MA7828 3.000% 1/20/52	86,576	73,521
Pool #MA7937 3.000% 3/20/52	178,235	151,136
Pool #786150 3.000% 3/20/52	92,255	77,386
Pool #786583 3.000% 3/20/52	192,738	161,914
Pool #786843 3.000% 3/20/52	198,016	166,224
Pool #MA8424 3.000% 11/20/52	94,578	80,272
Pool #MA8486 3.000% 12/20/52	561,217	476,330
Pool #MA8565 3.000% 1/20/53	95,917	81,387
Pool #MA5594 3.500% 11/20/48	162,739	144,366
Pool #MA6711 3.500% 6/20/50	281,775	249,941
Pool #MA6997 3.500% 11/20/50	342,063	303,258
Pool #MA7883 3.500% 2/20/52	624,006	548,049
Pool #MA7989 3.500% 4/20/52	460,250	403,794
Pool #786216 3.500% 6/20/52	185,342	161,000
Pool #MA8487 3.500% 12/20/52	193,669	169,641
Pool #MA5078 4.000% 3/20/48	175,794	160,664
Pool #MA5763 4.000% 2/20/49	154,611	141,160
Pool #MA5817 4.000% 3/20/49	63,848	58,293
Pool #MA5876 4.000% 4/20/49	50,847	46,423
Pool #MA8045 4.000% 5/20/52	186,229	167,844
Pool #CK9592 4.000% 6/20/52	93,287	83,918
Pool #786429 4.000% 6/20/52	95,022	86,428
Pool #MA5193 4.500% 5/20/48	28,201	26,458
Pool #MA5265 4.500% 6/20/48	191,297	179,472
Pool #MA5399 4.500% 8/20/48	70,982	66,550
Pool #MA5652 4.500% 12/20/48	34,261	32,090
Pool #MA5711 4.500% 1/20/49	562,277	526,292
Pool #MA5764 4.500% 2/20/49	92,466	86,548
Pool #MA5818 4.500% 3/20/49	152,960	143,170
Pool #MA8046 4.500% 5/20/52	184,895	170,852
Pool #786366 4.500% 8/20/52	188,640	174,445
Pool #MA8268 4.500% 9/20/52	190,926	176,723
Pool #786335 4.500% 9/20/52	189,093	175,396
Pool #MA5194 5.000% 5/20/48	19,032	18,401
Pool #MA5597 5.000% 11/20/48	38,687	37,296
Pool #MA5653 5.000% 12/20/48	46,928	45,242
Pool #MA5712 5.000% 1/20/49	36,919	35,535
Pool #MA5878 5.000% 4/20/49	19,089	18,403
Pool #MA6287 5.000% 11/20/49	16,818	16,183
Pool #MA6413 5.000% 1/20/50	37,559	36,106
Pool #786340 5.000% 9/20/52	95,289	90,971
Pool #MA8348 5.000% 10/20/52	95,243	90,384
Pool #MA8428 5.000% 11/20/52	192,092	182,292
Pool #786474 5.000% 1/20/53	96,210	91,851
Pool #MA8569 5.000% 1/20/53	389,847	369,958
Pool #MA8725 5.000% 3/20/53	98,170	93,130
Pool #MA8429 5.500% 11/20/52	284,984	276,949
Pool #786535 5.500% 2/20/53	194,848	190,450
Pool #MA9018 6.000% 7/20/53 (f)	696,895	691,156
Government National Mortgage Association II, TBA
3.000% 10/20/53 (f)	700,000	593,212
3.500% 10/20/53 (f)	200,000	175,211

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 10/20/53 (f)	$800,000	$720,778
5.000% 10/20/53 (f)	1,200,000	1,137,465
5.500% 10/20/53 (f)	800,000	776,403
6.000% 10/20/53 (f)	900,000	891,840
6.500% 10/20/53 (f)	200,000	201,212
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/53 (f)	2,800,000	2,128,421
4.000% 10/01/53 (f)	300,000	267,187
4.500% 10/01/52 (f)	200,000	183,664
5.000% 10/01/53 (f)	500,000	471,817
5.500% 10/01/53 (f)	700,000	676,594
6.000% 10/01/53 (f)	1,700,000	1,678,019
6.500% 10/01/53 (f)	1,100,000	1,105,258
		70,086,230
Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.400%
7.715% FRN 2/25/42 (b)	1,864,000	1,873,429
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%
8.415% FRN 3/25/42 (b)	2,000,000	2,032,011
		3,905,440

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $91,634,006)		82,902,273

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds & Notes — 1.2%
U.S. Treasury Bonds
3.625% 5/15/53	40,000	33,103
U.S. Treasury Inflation-Indexed Notes
1.125% 1/15/33	2,390,976	2,159,070
U.S. Treasury Notes
3.875% 8/15/33	70,000	66,128
4.375% 8/31/28	20,000	19,801
5.000% 8/31/25	170,000	169,659
		2,447,761

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,666,016)		2,447,761

TOTAL BONDS & NOTES (Cost $241,145,547)		213,628,689

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $288,275)		466,660

TOTAL LONG-TERM INVESTMENTS (Cost $241,433,822)		214,095,349

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,738,555	$2,738,555

	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (j)	$6,445,370	6,445,370
U.S. Treasury Bill — 1.0%
U.S. Treasury Bills
5.517% 1/30/24 (f) (k)	2,250,000	2,210,247

TOTAL SHORT-TERM INVESTMENTS (Cost $11,394,172)		11,394,172

TOTAL INVESTMENTS — 105.9% (Cost $252,827,994) (l)		225,489,521

Other Assets/(Liabilities) — (5.9)%		(12,554,259)

NET ASSETS — 100.0%		$212,935,262

Abbreviation Legend

FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $35,168,640 or 16.52% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $2,846,741 or 1.34% of net assets. The Fund received $169,737 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2023.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $6,446,229. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $6,574,346.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Citigroup Global Markets, Inc.	10/04/23	17.13	2,178,755	USD	2,178,755	$872	$29,152	$(28,280)
USD Put AUD Call	JP Morgan Chase Bank N.A.	11/02/23	0.67	1,130,000	USD	1,130,000	1,243	13,470	(12,227)
							$2,115	$42,622	$(40,507)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 5 Year Future	10/27/23	105.75	112	USD	11,800,250	$43,750	$32,569	$11,181
U.S. Treasury Note 5 Year Future	10/27/23	106.00	55	USD	5,794,766	16,758	39,580	(22,822)
						$60,508	$72,149	$(11,641)
Put
SOFR 1 Year Mid Curve Future	10/13/23	97.00	46	USD	10,972,150	$182,850	$50,072	$132,778
SOFR 1 Year Mid Curve Future	12/15/23	95.88	40	USD	9,541,000	58,500	35,996	22,504
SOFR 1 Year Mid Curve Future	12/15/23	96.00	95	USD	22,659,875	162,687	87,436	75,251
						$404,037	$173,504	$230,533
						$464,545	$245,653	$218,892

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put MXN Call	Bank of America N.A.	10/10/23	17.07	900,000	USD	900,000	$(720)	$(6,642)	$5,922
USD Put MXN Call	Bank of America N.A.	11/17/23	16.76	1,070,000	USD	1,070,000	(2,140)	(5,934)	3,794
USD Put MXN Call	Citigroup Global Markets, Inc.	11/17/23	16.78	1,040,000	USD	1,040,000	(2,288)	(5,668)	3,380
							$(5,148)	$(18,244)	$13,096

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
3 Month SOFR Future	9/13/24	96.88	31	USD	7,411,325	$(10,269)	$(13,510)	$3,241
3 Month SOFR Future	9/13/24	97.00	72	USD	17,213,400	(21,600)	(56,549)	34,949
						$(31,869)	$(70,059)	$38,190
Put
SOFR 1 Year Mid Curve Future	10/13/23	96.25	46	USD	10,972,150	$(96,888)	$(16,616)	$(80,272)
SOFR 1 Year Mid Curve Future	10/13/23	96.50	46	USD	10,972,150	(125,350)	(24,678)	(100,672)
U.S. Treasury Note 5 Year Future	10/27/23	105.50	53	USD	5,584,047	(33,539)	(22,166)	(11,373)
U.S. Treasury Bond Future	11/24/23	112.00	24	USD	2,730,750	(46,125)	(11,708)	(34,417)
SOFR 1 Year Mid Curve Future	12/15/23	95.25	80	USD	19,082,000	(38,500)	(31,832)	(6,668)
SOFR 1 Year Mid Curve Future	12/15/23	95.38	190	USD	45,319,750	(119,938)	(79,301)	(40,637)
3 Month SOFR Future	6/14/24	94.50	305	USD	72,620,500	(146,781)	(106,209)	(40,572)
						$(607,121)	$(292,510)	$(314,611)
						$(638,990)	$(362,569)	$(276,421)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	10/12/23	MXN	4,201,000	USD	237,613	$3,087
Bank of America N.A.	11/22/23	MXN	5,334,945	USD	310,000	(6,435)
BNP Paribas SA	10/20/23	USD	2,520,601	CAD	3,390,244	23,970
BNP Paribas SA	10/20/23	USD	1,170,195	AUD	1,826,687	(4,920)
BNP Paribas SA	10/20/23	NOK	12,348,502	EUR	1,064,716	28,517
BNP Paribas SA	10/20/23	CAD	5,556,409	USD	4,192,568	(100,738)
BNP Paribas SA	10/20/23	AUD	8,059,614	USD	5,378,550	(193,772)
Citibank N.A.	10/06/23	USD	1,290,912	MXN	22,112,032	22,728
Citibank N.A.	11/22/23	MXN	5,374,125	USD	312,000	(6,206)
Goldman Sachs & Co.	10/06/23	MXN	13,272,000	USD	756,399	4,785
Goldman Sachs & Co.	10/20/23	USD	1,434,699	MXN	24,383,246	39,551
Goldman Sachs & Co.	10/20/23	MXN	8,650,084	USD	497,697	(2,761)
Goldman Sachs & Co.	11/22/23	USD	310,000	MXN	5,336,162	6,366
JP Morgan Chase Bank N.A.	10/20/23	ZAR	6,598,022	USD	347,749	221
JP Morgan Chase Bank N.A.	10/20/23	USD	1,434,596	IDR	21,656,660,000	33,362
JP Morgan Chase Bank N.A.	11/06/23	USD	400,294	AUD	610,000	7,652
Morgan Stanley & Co. LLC	10/06/23	MXN	8,840,032	USD	513,955	(6,956)
Morgan Stanley & Co. LLC	10/12/23	USD	513,433	MXN	8,840,032	6,936
Morgan Stanley & Co. LLC	10/12/23	MXN	4,639,032	USD	270,088	(4,291)
Morgan Stanley & Co. LLC	10/20/23	USD	835,367	MXN	14,241,252	20,518
Morgan Stanley & Co. LLC	10/20/23	JPY	905,501,301	USD	6,498,194	(422,463)
Morgan Stanley & Co. LLC	10/20/23	EUR	904,220	USD	998,385	(41,733)
Morgan Stanley & Co. LLC	10/20/23	MXN	5,190,000	USD	302,197	(5,238)
Morgan Stanley & Co. LLC	10/20/23	USD	1,149,553	JPY	157,391,437	93,488
Morgan Stanley & Co. LLC	10/20/23	USD	1,552,971	CNH	11,159,745	23,297
Morgan Stanley & Co. LLC	10/20/23	USD	1,972,986	GBP	1,532,007	103,592
Morgan Stanley & Co. LLC	11/06/23	AUD	610,000	USD	400,462	(7,820)
						$(385,263)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
Euro-OAT	12/07/23	16	$2,133,139	$(49,088)
U.S. Treasury Note 10 Year	12/19/23	2	216,551	(426)
U.S. Treasury Ultra Bond	12/19/23	255	32,302,021	(2,036,708)
UK Long Gilt	12/27/23	14	1,603,114	5,271
3 Month SOFR	3/18/25	16	3,836,469	(20,069)
3 Month SOFR	3/17/26	177	42,540,751	(40,838)
				$(2,141,858)
Short
Euro-Buxl 30 Year Bond	12/07/23	2	$(278,942)	$20,212
Japanese 10 Year Bond	12/13/23	4	(3,911,114)	31,028
U.S. Treasury Long Bond	12/19/23	6	(720,975)	38,287
U.S. Treasury Ultra 10 Year	12/19/23	72	(8,235,204)	202,704
U.S. Treasury Note 2 Year	12/29/23	109	(22,149,304)	53,812
U.S. Treasury Note 5 Year	12/29/23	196	(20,721,296)	70,858
3 Month SOFR	3/19/24	186	(44,398,948)	433,198
				$850,099

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 41†	5.000%	Quarterly	12/20/28	USD	272,200	$(2,129)	$(1,948)	$(181)

Centrally Cleared Credit Default Swaps - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	BBB*	USD	20,636,900	$245,104	$274,928	$(29,824)

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 5.410%	Maturity	Fed Funds	Maturity	1/31/24	USD	53,306,000	$2,071	$—	$2,071
12-Month USD SOFR	Annually	Fixed 4.100%	Annually	3/10/26	USD	18,692,000	(183,466)	225,325	(408,791)
12-Month USD SOFR	Annually	Fixed 4.180%	Annually	2/29/28	USD	17,570,000	(128,535)	13,505	(142,040)
12-Month USD SOFR	Annually	Fixed 4.000%	Annually	2/29/28	USD	11,900,000	(168,374)	(2,191)	(166,183)
Fixed 2.850%	Annually	12-Month USD SOFR	Annually	2/15/29	USD	948,000	67,967	(12,109)	80,076
Fixed 3.270%	Annually	12-Month USD SOFR	Annually	4/30/29	USD	3,151,000	167,364	22,078	145,286
Fixed 3.250%	Annually	12-Month USD SOFR	Annually	9/30/29	USD	2,107,000	119,178	980	118,198
Fixed 3.400%	Annually	12-Month USD SOFR	Annually	3/10/34	USD	4,169,000	265,446	(70,098)	335,544
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	10,646,000	1,756,127	208,368	1,547,759
							$1,897,778	$385,858	$1,511,920

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.230%	Maturity	JP Morgan Chase Bank N.A.	1/02/29	BRL	17,860,000	$(114,158)	$—	$(114,158)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

MML Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.8%
Chemicals — 1.2%
CF Industries Holdings, Inc.	2,600	$222,924
Dow, Inc.	36,700	1,892,252
Eastman Chemical Co.	6,300	483,336
Linde PLC (LIN US)	7,200	2,680,920
LyondellBasell Industries NV Class A	17,708	1,676,948
Nutrien Ltd. (a)	24,375	1,505,400
Olin Corp.	7,102	354,958
		8,816,738
Forest Products & Paper — 0.1%
International Paper Co.	17,600	624,272
Iron & Steel — 0.9%
Cleveland-Cliffs, Inc. (b)	25,900	404,817
Commercial Metals Co.	2,600	128,466
Nucor Corp.	20,000	3,127,000
Reliance Steel & Aluminum Co.	3,900	1,022,697
Steel Dynamics, Inc.	14,000	1,501,080
U.S. Steel Corp.	12,300	399,504
		6,583,564
Mining — 0.6%
Franco-Nevada Corp.	5,900	787,591
Freeport-McMoRan, Inc.	45,500	1,696,695
Newmont Corp.	19,200	709,440
Southern Copper Corp.	8,583	646,214
Wheaton Precious Metals Corp. (a)	27,400	1,111,070
		4,951,010
		20,975,584
Communications — 5.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	21,100	604,726
Omnicom Group, Inc.	14,300	1,065,064
		1,669,790
Internet — 1.0%
Alphabet, Inc. Class C (b)	19,642	2,589,798
Amazon.com, Inc. (b)	5,000	635,600
Booking Holdings, Inc. (b)	927	2,858,821

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc.	27,100	$1,194,839
		7,279,058
Media — 1.6%
Charter Communications, Inc. Class A (b)	2,100	923,622
Comcast Corp. Class A	238,400	10,570,656
Fox Corp. Class A	22,400	698,880
		12,193,158
Telecommunications — 3.1%
Cisco Systems, Inc.	223,900	12,036,864
Corning, Inc.	45,800	1,395,526
Juniper Networks, Inc.	16,400	455,756
T-Mobile US, Inc. (b)	18,800	2,632,940
Verizon Communications, Inc.	213,600	6,922,776
		23,443,862
		44,585,868
Consumer, Cyclical — 6.5%
Apparel — 0.1%
Levi Strauss & Co. Class A (a)	4,900	66,542
Ralph Lauren Corp.	2,350	272,812
Skechers USA, Inc. Class A (b)	6,900	337,755
		677,109
Auto Manufacturers — 1.6%
Cummins, Inc.	16,500	3,769,590
Ford Motor Co.	260,300	3,232,926
General Motors Co.	93,100	3,069,507
PACCAR, Inc.	28,313	2,407,171
		12,479,194
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	12,800	516,736
Lear Corp.	3,100	416,020
		932,756
Distribution & Wholesale — 0.4%
Ferguson PLC	10,400	1,710,488
LKQ Corp.	20,000	990,200
		2,700,688
Home Builders — 0.9%
DR Horton, Inc.	24,200	2,600,774
Lennar Corp. Class A	18,200	2,042,586
NVR, Inc. (b)	100	596,330
PulteGroup, Inc.	17,800	1,318,090
Toll Brothers, Inc.	3,100	229,276
		6,787,056

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.2%
Brunswick Corp.	4,900	$387,100
Norwegian Cruise Line Holdings Ltd. (a) (b)	23,600	388,928
Polaris, Inc.	3,100	322,834
		1,098,862
Lodging — 0.1%
Boyd Gaming Corp.	5,498	334,443
Hilton Worldwide Holdings, Inc.	4,800	720,864
		1,055,307
Retail — 3.1%
AutoNation, Inc. (b)	5,200	787,280
AutoZone, Inc. (b)	760	1,930,392
Bath & Body Works, Inc.	10,500	354,900
Best Buy Co., Inc.	12,000	833,640
Home Depot, Inc.	4,000	1,208,640
Lithia Motors, Inc.	1,400	413,462
Lowe's Cos., Inc.	48,800	10,142,592
McDonald's Corp.	7,900	2,081,176
Murphy USA, Inc.	1,100	375,903
Penske Automotive Group, Inc.	3,900	651,534
Target Corp.	2,199	243,144
Ulta Beauty, Inc. (b)	3,700	1,477,965
Walmart, Inc.	14,747	2,358,488
Williams-Sonoma, Inc. (a)	3,600	559,440
		23,418,556
		49,149,528
Consumer, Non-cyclical — 23.0%
Agriculture — 2.7%
Altria Group, Inc.	95,600	4,019,980
Archer-Daniels-Midland Co.	36,700	2,767,914
Bunge Ltd.	5,200	562,900
Darling Ingredients, Inc. (b)	8,600	448,920
Philip Morris International, Inc.	134,784	12,478,303
		20,278,017
Beverages — 0.6%
Coca-Cola Co.	28,400	1,589,832
Molson Coors Beverage Co. Class B	10,946	696,056
PepsiCo, Inc.	12,400	2,101,056
		4,386,944
Biotechnology — 2.5%
Amgen, Inc.	39,200	10,535,392
Bio-Rad Laboratories, Inc. Class A (b)	1,300	465,985
Biogen, Inc. (b)	7,400	1,901,874
Gilead Sciences, Inc.	68,000	5,095,920
Regeneron Pharmaceuticals, Inc. (b)	1,290	1,061,618
		19,060,789

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.9%
Avis Budget Group, Inc. (b)	2,000	$359,380
FleetCor Technologies, Inc. (b)	4,493	1,147,243
Global Payments, Inc.	13,200	1,523,148
H&R Block, Inc.	2,000	86,120
Robert Half, Inc.	5,400	395,712
Service Corp. International	27,900	1,594,206
U-Haul Holding Co. (UHAL US) (a) (b)	1,100	60,027
U-Haul Holding Co. (UHAL/B US)	10,400	544,856
United Rentals, Inc.	3,600	1,600,452
		7,311,144
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	22,000	1,564,420
Kenvue, Inc.	129,705	2,604,477
Procter & Gamble Co.	27,848	4,061,909
		8,230,806
Food — 1.6%
General Mills, Inc.	12,011	768,584
Ingredion, Inc.	3,600	354,240
J. M. Smucker Co.	5,200	639,132
Kellogg Co.	16,400	975,964
Kraft Heinz Co.	87,337	2,938,017
Kroger Co.	38,100	1,704,975
Mondelez International, Inc. Class A	65,530	4,547,782
		11,928,694
Health Care – Products — 1.1%
Danaher Corp.	10,665	2,645,986
GE HealthCare Technologies, Inc. (b)	33,091	2,251,512
Medtronic PLC	19,100	1,496,676
Thermo Fisher Scientific, Inc.	4,109	2,079,853
		8,474,027
Health Care – Services — 4.1%
Centene Corp. (b)	7,400	509,712
DaVita, Inc. (b)	4,600	434,838
Elevance Health, Inc.	33,840	14,734,613
HCA Healthcare, Inc.	30,860	7,590,943
Humana, Inc.	3,750	1,824,450
Laboratory Corp. of America Holdings	6,300	1,266,615
Molina Healthcare, Inc. (b)	1,600	524,624
Quest Diagnostics, Inc.	9,100	1,108,926
Tenet Healthcare Corp. (b)	20,487	1,349,888
UnitedHealth Group, Inc.	2,113	1,065,353
Universal Health Services, Inc. Class B	4,900	616,077
		31,026,039
Pharmaceuticals — 8.4%
AbbVie, Inc.	91,200	13,594,272
AstraZeneca PLC Sponsored ADR	40,219	2,723,631
Becton Dickinson & Co.	9,180	2,373,305
Cardinal Health, Inc.	14,308	1,242,221

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cencora, Inc.	40,537	$7,295,444
Cigna Group	18,000	5,149,260
Henry Schein, Inc. (b)	7,100	527,175
Johnson & Johnson	52,871	8,234,658
McKesson Corp.	10,700	4,652,895
Merck & Co., Inc.	149,800	15,421,910
Pfizer, Inc.	70,150	2,326,875
Viatris, Inc.	61,000	601,460
		64,143,106
		174,839,566
Energy — 14.3%
Oil & Gas — 11.9%
APA Corp.	17,800	731,580
Chevron Corp.	127,261	21,458,750
ConocoPhillips	92,900	11,129,420
Coterra Energy, Inc.	38,400	1,038,720
Devon Energy Corp.	8,522	406,500
EOG Resources, Inc.	38,300	4,854,908
EQT Corp.	84,909	3,445,607
Exxon Mobil Corp.	241,409	28,384,870
Marathon Oil Corp.	37,515	1,003,526
Marathon Petroleum Corp.	20,300	3,072,202
Occidental Petroleum Corp.	49,300	3,198,584
Phillips 66	22,700	2,727,405
Pioneer Natural Resources Co.	11,900	2,731,645
Range Resources Corp.	95,800	3,104,878
Southwestern Energy Co. (b)	56,000	361,200
Valero Energy Corp.	21,100	2,990,081
		90,639,876
Oil & Gas Services — 1.2%
Halliburton Co.	131,600	5,329,800
Nov, Inc.	35,900	750,310
Schlumberger NV	51,000	2,973,300
		9,053,410
Pipelines — 1.2%
Cheniere Energy, Inc.	12,300	2,041,308
Kinder Morgan, Inc.	237,600	3,939,408
ONEOK, Inc.	21,400	1,357,402
Williams Cos., Inc.	51,283	1,727,724
		9,065,842
		108,759,128
Financial — 21.1%
Banks — 9.4%
Bank of America Corp.	365,625	10,010,813
Bank of New York Mellon Corp.	45,800	1,953,370
Citigroup, Inc.	97,900	4,026,627
East West Bancorp, Inc.	8,015	422,471
Goldman Sachs Group, Inc.	25,400	8,218,678
JP Morgan Chase & Co.	212,111	30,760,337

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	91,900	$7,505,473
PNC Financial Services Group, Inc.	18,647	2,289,292
Regions Financial Corp.	50,500	868,600
State Street Corp.	18,700	1,252,152
US Bancorp	8,700	287,622
Wells Fargo & Co.	92,929	3,797,079
		71,392,514
Diversified Financial Services — 2.8%
Ally Financial, Inc.	15,300	408,204
American Express Co.	58,497	8,727,167
Ameriprise Financial, Inc.	5,700	1,879,176
Capital One Financial Corp.	19,400	1,882,770
Charles Schwab Corp.	22,600	1,240,740
CME Group, Inc.	6,700	1,341,474
Discover Financial Services	15,400	1,334,102
LPL Financial Holdings, Inc.	3,900	926,835
Raymond James Financial, Inc.	10,600	1,064,558
Stifel Financial Corp.	5,400	331,776
Synchrony Financial	23,900	730,623
T. Rowe Price Group, Inc.	11,700	1,226,979
Visa, Inc. Class A	2,300	529,023
		21,623,427
Insurance — 7.8%
Aflac, Inc.	36,200	2,778,350
Allstate Corp.	18,587	2,070,778
American Financial Group, Inc.	3,900	435,513
American International Group, Inc.	36,200	2,193,720
Arch Capital Group Ltd. (b)	20,800	1,657,968
Assurant, Inc.	2,600	373,308
Berkshire Hathaway, Inc. Class B (b)	26,000	9,107,800
Chubb Ltd.	36,687	7,637,500
Cincinnati Financial Corp.	8,600	879,694
Corebridge Financial, Inc.	52,235	1,031,641
Equitable Holdings, Inc.	23,000	652,970
Fidelity National Financial, Inc.	14,800	611,240
First American Financial Corp.	5,200	293,748
Globe Life, Inc.	4,800	521,904
Hartford Financial Services Group, Inc.	37,376	2,650,332
Loews Corp.	13,800	873,678
Markel Group, Inc. (b)	640	942,394
MetLife, Inc.	124,819	7,852,363
Old Republic International Corp.	15,900	428,346
Primerica, Inc.	1,600	310,416
Principal Financial Group, Inc.	14,300	1,030,601
Progressive Corp.	29,500	4,109,350
Prudential Financial, Inc.	20,300	1,926,267
Reinsurance Group of America, Inc.	3,397	493,210
Travelers Cos., Inc.	40,518	6,616,995
Unum Group	10,700	526,333
W. R. Berkley Corp.	14,300	907,907
		58,914,326
Private Equity — 0.1%
Carlyle Group, Inc.	18,300	551,928

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.0%
Jones Lang LaSalle, Inc. (b)	2,500	$352,950
Real Estate Investment Trusts (REITS) — 1.0%
Equity LifeStyle Properties, Inc.	22,100	1,407,991
Extra Space Storage, Inc.	6,217	755,863
Prologis, Inc.	13,350	1,498,003
Public Storage	8,700	2,292,624
Weyerhaeuser Co.	51,094	1,566,542
		7,521,023
		160,356,168
Industrial — 11.7%
Aerospace & Defense — 1.7%
General Dynamics Corp.	19,200	4,242,624
L3 Harris Technologies, Inc.	12,174	2,119,737
Lockheed Martin Corp.	12,800	5,234,688
Northrop Grumman Corp.	2,400	1,056,456
		12,653,505
Building Materials — 1.0%
Builders FirstSource, Inc. (b)	8,000	995,920
Carrier Global Corp.	29,945	1,652,964
Eagle Materials, Inc.	1,800	299,736
Fortune Brands Innovations, Inc.	7,100	441,336
Johnson Controls International PLC	34,600	1,841,066
Martin Marietta Materials, Inc.	1,620	664,978
Masco Corp.	17,200	919,340
Owens Corning	7,100	968,511
		7,783,851
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	16,045	2,370,809
Electronics — 0.7%
Allegion PLC	4,400	458,480
Arrow Electronics, Inc. (b)	4,900	613,676
Hubbell, Inc.	1,673	524,335
Jabil, Inc.	9,900	1,256,211
Sensata Technologies Holding PLC	8,000	302,560
TD SYNNEX Corp.	4,900	489,314
TE Connectivity Ltd.	13,000	1,605,890
		5,250,466
Engineering & Construction — 0.0%
TopBuild Corp. (b)	1,100	276,760
Environmental Controls — 0.1%
Pentair PLC	8,800	569,800
Veralto Corp. (b)	503	42,534
		612,334

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.	3,300	$471,504
Snap-on, Inc.	3,100	790,686
		1,262,190
Machinery – Construction & Mining — 1.1%
Caterpillar, Inc.	30,000	8,190,000
Oshkosh Corp.	3,300	314,919
		8,504,919
Machinery – Diversified — 1.7%
AGCO Corp.	3,850	455,378
Deere & Co.	16,700	6,302,246
Dover Corp.	10,900	1,520,659
IDEX Corp.	7,700	1,601,754
Middleby Corp. (b)	2,700	345,600
Westinghouse Air Brake Technologies Corp.	25,713	2,732,520
		12,958,157
Metal Fabricate & Hardware — 0.0%
Timken Co.	3,100	227,819
Miscellaneous - Manufacturing — 1.4%
Carlisle Cos., Inc.	2,600	674,076
General Electric Co.	43,487	4,807,488
Parker-Hannifin Corp.	6,800	2,648,736
Siemens AG Registered	11,444	1,640,649
Textron, Inc.	15,100	1,179,914
		10,950,863
Packaging & Containers — 0.4%
Berry Global Group, Inc.	6,300	390,033
Crown Holdings, Inc.	9,100	805,168
Graphic Packaging Holding Co.	16,700	372,076
Packaging Corp. of America	6,000	921,300
Sonoco Products Co.	4,700	255,445
		2,744,022
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	429,618
Transportation — 3.0%
CSX Corp.	231,157	7,108,078
Expeditors International of Washington, Inc.	8,600	985,818
FedEx Corp.	13,800	3,655,896
Knight-Swift Transportation Holdings, Inc.	8,600	431,290
Norfolk Southern Corp.	7,184	1,414,745
Union Pacific Corp.	15,700	3,196,991
United Parcel Service, Inc. Class B	39,600	6,172,452
		22,965,270
		88,990,583

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.4%
Computers — 1.9%
CACI International, Inc. Class A (b)	800	$251,144
Cognizant Technology Solutions Corp. Class A	25,700	1,740,918
Dell Technologies, Inc. Class C	12,900	888,810
Hewlett Packard Enterprise Co.	86,200	1,497,294
HP, Inc.	85,500	2,197,350
International Business Machines Corp.	43,500	6,103,050
Leidos Holdings, Inc.	7,349	677,284
NetApp, Inc.	10,700	811,916
		14,167,766
Semiconductors — 6.1%
Analog Devices, Inc.	7,600	1,330,684
Applied Materials, Inc.	62,500	8,653,125
KLA Corp.	6,800	3,118,888
Lam Research Corp.	12,006	7,525,001
Microchip Technology, Inc.	7,400	577,570
Micron Technology, Inc.	103,400	7,034,302
NXP Semiconductors NV	17,100	3,418,632
ON Semiconductor Corp. (b)	19,000	1,766,050
QUALCOMM, Inc.	74,000	8,218,440
Skyworks Solutions, Inc.	8,800	867,592
Texas Instruments, Inc.	25,490	4,053,165
		46,563,449
Software — 1.4%
Adobe, Inc. (b)	1,512	770,969
Fiserv, Inc. (b)	71,567	8,084,208
Microsoft Corp.	4,555	1,438,241
Salesforce, Inc. (b)	3,900	790,842
		11,084,260
		71,815,475
Utilities — 3.5%
Electric — 3.5%
Alliant Energy Corp.	12,800	620,160
Ameren Corp.	4,794	358,735
CenterPoint Energy, Inc.	22,400	601,440
Consolidated Edison, Inc.	17,600	1,505,328
Constellation Energy Corp.	29,233	3,188,736
Duke Energy Corp.	40,400	3,565,704
Edison International	18,200	1,151,878
Evergy, Inc.	26,700	1,353,690
Exelon Corp.	64,700	2,445,013
FirstEnergy Corp.	16,964	579,829
NextEra Energy, Inc.	42,100	2,411,909
NRG Energy, Inc.	17,400	670,248
OGE Energy Corp.	10,661	355,331
Pinnacle West Capital Corp.	6,298	464,037
PPL Corp.	40,100	944,756
Public Service Enterprise Group, Inc.	34,300	1,952,013
Sempra	33,900	2,306,217
Southern Co.	24,524	1,587,193

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vistra Corp.	23,000	$763,140
		26,825,357
		26,825,357

TOTAL COMMON STOCK (Cost $627,761,667)		746,297,257

TOTAL EQUITIES (Cost $627,761,667)		746,297,257

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	64,600	9,807,572
		9,807,572

TOTAL MUTUAL FUNDS (Cost $9,825,702)		9,807,572

TOTAL LONG-TERM INVESTMENTS (Cost $637,587,369)		756,104,829

SHORT-TERM INVESTMENTS — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	865,607	865,607
Mutual Fund — 0.1%
T. Rowe Price Government Reserve Investment Fund	903,816	903,816

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (d)	$4,111,603	4,111,603

TOTAL SHORT-TERM INVESTMENTS (Cost $5,881,026)		5,881,026

TOTAL INVESTMENTS — 100.2% (Cost $643,468,395) (e)		761,985,855

Other Assets/(Liabilities) — (0.2)%		(1,681,514)

NET ASSETS — 100.0%		$760,304,341

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $3,161,503 or 0.42% of net assets. The Fund received $2,371,405 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,112,152. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $4,193,852.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 4.5%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	194	$54,980
Albemarle Corp.	469	79,749
Ashland, Inc.	132	10,782
Axalta Coating Systems Ltd. (a)	2,028	54,553
Chemours Co.	616	17,279
Dow, Inc.	812	41,867
DuPont de Nemours, Inc.	1,023	76,305
Eastman Chemical Co.	332	25,471
Ecolab, Inc.	286	48,448
Element Solutions, Inc.	651	12,766
FMC Corp.	260	17,412
Linde PLC (LIN US)	78	29,043
LyondellBasell Industries NV Class A	820	77,654
NewMarket Corp.	113	51,419
Olin Corp.	1,163	58,127
PPG Industries, Inc.	582	75,544
RPM International, Inc.	481	45,604
Sherwin-Williams Co.	155	39,533
Valvoline, Inc.	1,835	59,160
Westlake Corp.	310	38,648
		914,344
Iron & Steel — 2.5%
Cleveland-Cliffs, Inc. (a)	714	11,160
Nucor Corp.	1,772	277,052
Reliance Steel & Aluminum Co.	1,297	340,113
Steel Dynamics, Inc.	3,709	397,679
U.S. Steel Corp.	4,763	154,702
		1,180,706
Mining — 0.1%
Freeport-McMoRan, Inc.	571	21,292
Royal Gold, Inc.	202	21,479
Southern Copper Corp.	173	13,025
		55,796
		2,150,846
Communications — 4.9%
Advertising — 0.7%
Interpublic Group of Cos., Inc.	4,912	140,778

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Omnicom Group, Inc.	2,541	$189,254
		330,032
Internet — 2.8%
Airbnb, Inc. Class A (a)	360	49,396
Alphabet, Inc. Class A (a)	150	19,629
Alphabet, Inc. Class C (a)	138	18,195
Booking Holdings, Inc. (a)	35	107,938
CDW Corp.	1,755	354,089
Coupang, Inc. (a)	1,793	30,481
DoorDash, Inc., Class A (a)	257	20,424
eBay, Inc.	447	19,708
Etsy, Inc. (a)	373	24,088
Expedia Group, Inc. (a)	316	32,570
F5, Inc. (a)	137	22,076
GoDaddy, Inc. Class A (a)	978	72,841
Meta Platforms, Inc. Class A (a)	123	36,926
Netflix, Inc. (a)	101	38,138
Okta, Inc. (a)	152	12,390
Pinterest, Inc. Class A (a)	2,957	79,928
Spotify Technology SA (a)	422	65,258
Uber Technologies, Inc. (a)	290	13,337
VeriSign, Inc. (a)	735	148,860
Zillow Group, Inc. Class A (a)	1,058	47,388
Zillow Group, Inc. Class C (a)	3,146	145,219
		1,358,879
Media — 0.7%
Charter Communications, Inc. Class A (a)	38	16,713
Comcast Corp. Class A	740	32,811
FactSet Research Systems, Inc.	112	48,973
Fox Corp. Class A	724	22,589
Liberty Media Corp-Liberty Formula One Class C (a)	544	33,891
New York Times Co. Class A	418	17,222
News Corp. Class A	3,283	65,857
News Corp. Class B	1,187	24,773
Nexstar Media Group, Inc. Class A	125	17,921
Walt Disney Co. (a)	126	10,212
Warner Bros Discovery, Inc. (a)	1,159	12,587
		303,549
Telecommunications — 0.7%
Arista Networks, Inc. (a)	457	84,056
Cisco Systems, Inc.	275	14,784
Corning, Inc.	2,093	63,774
ESC GCI Liberty Inc (a) (b) (c)	2,102	—
Iridium Communications, Inc.	761	34,618
Juniper Networks, Inc.	734	20,398
Motorola Solutions, Inc.	367	99,912
Viasat, Inc. (a)	1,792	33,080
		350,622
		2,343,082

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 19.6%
Airlines — 1.2%
Alaska Air Group, Inc. (a)	1,217	$45,126
American Airlines Group, Inc. (a)	7,243	92,783
Delta Air Lines, Inc.	4,333	160,321
Southwest Airlines Co.	403	10,909
United Airlines Holdings, Inc. (a)	6,420	271,566
		580,705
Apparel — 1.6%
Capri Holdings Ltd. (a)	1,754	92,278
Columbia Sportswear Co.	135	10,004
Crocs, Inc. (a)	1,438	126,875
Deckers Outdoor Corp. (a)	283	145,487
NIKE, Inc. Class B	148	14,152
PVH Corp.	1,189	90,970
Ralph Lauren Corp.	625	72,556
Skechers USA, Inc. Class A (a)	2,534	124,039
Tapestry, Inc.	3,005	86,394
		762,755
Auto Manufacturers — 1.3%
Cummins, Inc.	331	75,620
Ford Motor Co.	21,614	268,446
General Motors Co.	2,814	92,778
PACCAR, Inc.	1,992	169,360
		606,204
Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	1,321	78,018
Aptiv PLC (a)	647	63,788
BorgWarner, Inc.	5,593	225,789
Gentex Corp.	736	23,949
Lear Corp.	438	58,780
Phinia, Inc.	1,119	29,978
		480,302
Distribution & Wholesale — 1.8%
Copart, Inc. (a)	2,210	95,229
Core & Main, Inc. Class A (a)	877	25,301
Fastenal Co.	926	50,597
Ferguson PLC	363	59,703
LKQ Corp.	2,077	102,832
Pool Corp.	140	49,854
SiteOne Landscape Supply, Inc. (a)	489	79,927
W.W. Grainger, Inc.	167	115,537
Watsco, Inc.	306	115,582
WESCO International, Inc.	1,102	158,490
		853,052
Entertainment — 0.5%
Caesars Entertainment, Inc. (a)	853	39,537
Churchill Downs, Inc.	743	86,218
DraftKings, Inc. Class A (a)	485	14,278

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Live Nation Entertainment, Inc. (a)	308	$25,576
Madison Square Garden Sports Corp.	77	13,575
Marriott Vacations Worldwide Corp.	206	20,730
Vail Resorts, Inc.	98	21,745
		221,659
Food Services — 0.3%
Aramark	3,761	130,507
Home Builders — 3.4%
DR Horton, Inc.	2,848	306,075
Lennar Corp. Class A	3,299	370,247
Lennar Corp. Class B	198	20,241
NVR, Inc. (a)	44	262,385
PulteGroup, Inc.	5,341	395,501
Thor Industries, Inc.	1,032	98,174
Toll Brothers, Inc.	2,751	203,464
		1,656,087
Home Furnishing — 0.5%
Dolby Laboratories, Inc. Class A	533	42,246
Leggett & Platt, Inc.	550	13,975
Tempur Sealy International, Inc.	4,156	180,121
		236,342
Leisure Time — 0.5%
Brunswick Corp.	1,107	87,453
Harley-Davidson, Inc.	673	22,250
Norwegian Cruise Line Holdings Ltd. (a) (d)	917	15,112
Planet Fitness, Inc. Class A (a)	174	8,557
Polaris, Inc.	454	47,280
Royal Caribbean Cruises Ltd. (a)	573	52,796
YETI Holdings, Inc. (a)	445	21,458
		254,906
Lodging — 1.2%
Boyd Gaming Corp.	1,121	68,190
Choice Hotels International, Inc.	98	12,006
Hilton Worldwide Holdings, Inc.	463	69,533
Hyatt Hotels Corp. Class A	702	74,468
Las Vegas Sands Corp.	776	35,572
Marriott International, Inc. Class A	267	52,482
MGM Resorts International	5,762	211,811
Travel & Leisure Co.	424	15,574
Wyndham Hotels & Resorts, Inc.	143	9,944
Wynn Resorts Ltd.	515	47,591
		597,171
Retail — 6.3%
AutoNation, Inc. (a)	607	91,900
AutoZone, Inc. (a)	52	132,079
Bath & Body Works, Inc.	303	10,241
Best Buy Co., Inc.	442	30,706
BJ's Wholesale Club Holdings, Inc. (a)	1,633	116,547
Burlington Stores, Inc. (a)	90	12,177

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CarMax, Inc. (a)	685	$48,450
Casey's General Stores, Inc.	427	115,939
Chipotle Mexican Grill, Inc. (a)	40	73,273
Costco Wholesale Corp.	31	17,514
Darden Restaurants, Inc.	1,067	152,816
Dick's Sporting Goods, Inc.	1,497	162,544
Dollar General Corp.	89	9,416
Dollar Tree, Inc. (a)	1,205	128,272
Five Below, Inc. (a)	387	62,268
Floor & Decor Holdings, Inc. Class A (a)	555	50,228
Genuine Parts Co.	1,144	165,171
Lithia Motors, Inc.	47	13,881
Lowe's Cos., Inc.	394	81,889
Lululemon Athletica, Inc. (a)	244	94,089
McDonald's Corp.	73	19,231
MSC Industrial Direct Co., Inc. Class A	657	64,485
Murphy USA, Inc.	363	124,048
O'Reilly Automotive, Inc. (a)	152	138,147
Ollie's Bargain Outlet Holdings, Inc. (a)	420	32,416
Penske Automotive Group, Inc.	481	80,356
RH (a)	208	54,987
Ross Stores, Inc.	1,324	149,546
Starbucks Corp.	805	73,472
Target Corp.	806	89,119
Texas Roadhouse, Inc.	1,177	113,110
TJX Cos., Inc.	1,334	118,566
Tractor Supply Co.	377	76,550
Ulta Beauty, Inc. (a)	271	108,251
Walgreens Boots Alliance, Inc.	342	7,606
Walmart, Inc.	75	11,995
Wendy's Co.	1,990	40,616
Williams-Sonoma, Inc. (d)	141	21,911
Wingstop, Inc.	260	46,758
Yum! Brands, Inc.	577	72,090
		3,012,660
		9,392,350
Consumer, Non-cyclical — 15.7%
Agriculture — 0.3%
Altria Group, Inc.	951	39,989
Archer-Daniels-Midland Co.	691	52,115
Darling Ingredients, Inc. (a)	629	32,834
Philip Morris International, Inc.	122	11,295
		136,233
Beverages — 0.5%
Boston Beer Co., Inc. Class A (a)	41	15,971
Celsius Holdings, Inc. (a)	271	46,504
Constellation Brands, Inc. Class A	83	20,860
Molson Coors Beverage Co. Class B	1,375	87,436
Monster Beverage Corp. (a)	703	37,224
PepsiCo, Inc.	95	16,097
		224,092

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 0.9%
Apellis Pharmaceuticals, Inc. (a)	185	$7,037
Biogen, Inc. (a)	214	55,000
BioMarin Pharmaceutical, Inc. (a)	436	38,577
Corteva, Inc.	547	27,985
Exelixis, Inc. (a)	1,187	25,936
Gilead Sciences, Inc.	867	64,973
Horizon Therapeutics PLC (a)	441	51,019
Karuna Therapeutics, Inc. (a)	94	15,895
Moderna, Inc. (a)	275	28,405
Regeneron Pharmaceuticals, Inc. (a)	46	37,856
Sarepta Therapeutics, Inc. (a)	234	28,366
United Therapeutics Corp. (a)	46	10,390
Vertex Pharmaceuticals, Inc. (a)	184	63,984
		455,423
Commercial Services — 3.2%
Automatic Data Processing, Inc.	85	20,449
Booz Allen Hamilton Holding Corp.	422	46,112
Bright Horizons Family Solutions, Inc. (a)	353	28,755
Cintas Corp.	117	56,278
CoStar Group, Inc. (a)	458	35,216
Equifax, Inc.	216	39,567
Euronet Worldwide, Inc. (a)	368	29,212
FleetCor Technologies, Inc. (a)	114	29,109
FTI Consulting, Inc. (a)	324	57,805
Gartner, Inc. (a)	513	176,272
Global Payments, Inc.	274	31,617
Grand Canyon Education, Inc. (a)	314	36,700
ManpowerGroup, Inc.	171	12,538
MarketAxess Holdings, Inc.	124	26,491
Moody's Corp.	118	37,308
Quanta Services, Inc.	645	120,660
R1 RCM, Inc. (a)	995	14,995
RB Global, Inc.	836	52,250
Robert Half, Inc.	182	13,337
Rollins, Inc.	537	20,046
S&P Global, Inc.	48	17,540
Service Corp. International	316	18,056
Shift4 Payments, Inc. Class A (a)	710	39,313
Toast, Inc., Class A (a) (d)	3,554	66,566
U-Haul Holding Co. (UHAL US) (a) (d)	198	10,805
U-Haul Holding Co. (UHAL/B US)	410	21,480
United Rentals, Inc.	720	320,090
Verisk Analytics, Inc.	275	64,966
WEX, Inc. (a)	117	22,006
WillScot Mobile Mini Holdings Corp. (a)	2,030	84,428
		1,549,967
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	387	27,519
Coty, Inc. Class A (a)	4,739	51,987
Estee Lauder Cos., Inc. Class A	114	16,479
Procter & Gamble Co.	80	11,669
		107,654

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food — 2.7%
Albertsons Cos., Inc. Class A	1,165	$26,504
Campbell Soup Co.	784	32,207
Conagra Brands, Inc.	2,436	66,795
Flowers Foods, Inc.	1,409	31,252
General Mills, Inc.	1,141	73,013
Hershey Co.	314	62,825
Ingredion, Inc.	1,075	105,780
J. M. Smucker Co.	648	79,646
Kellogg Co.	433	25,768
Kraft Heinz Co.	1,089	36,634
Kroger Co.	1,989	89,008
Lamb Weston Holdings, Inc.	964	89,131
McCormick & Co., Inc.	318	24,053
Mondelez International, Inc. Class A	817	56,700
Performance Food Group Co. (a)	3,356	197,534
Post Holdings, Inc. (a)	661	56,674
Sysco Corp.	275	18,164
US Foods Holding Corp. (a)	5,645	224,106
		1,295,794
Health Care – Products — 2.3%
10X Genomics, Inc. Class A (a)	509	20,996
Align Technology, Inc. (a)	264	80,605
Boston Scientific Corp. (a)	1,351	71,333
Bruker Corp.	625	38,938
Cooper Cos., Inc.	178	56,606
Edwards Lifesciences Corp. (a)	644	44,616
Envista Holdings Corp. (a)	321	8,949
Exact Sciences Corp. (a)	346	23,604
GE HealthCare Technologies, Inc. (a)	562	38,239
Globus Medical, Inc. Class A (a)	371	18,420
Hologic, Inc. (a)	740	51,356
IDEXX Laboratories, Inc. (a)	161	70,400
Inspire Medical Systems, Inc. (a)	157	31,155
Insulet Corp. (a)	137	21,850
Intuitive Surgical, Inc. (a)	159	46,474
Masimo Corp. (a)	237	20,780
Medtronic PLC	246	19,277
Novocure Ltd. (a)	327	5,281
Penumbra, Inc. (a)	197	47,656
QIAGEN NV (a)	317	12,839
Repligen Corp. (a)	180	28,622
ResMed, Inc.	133	19,667
Shockwave Medical, Inc. (a)	261	51,965
Steris PLC	126	27,647
Stryker Corp.	220	60,119
Teleflex, Inc.	101	19,837
Thermo Fisher Scientific, Inc.	20	10,123
West Pharmaceutical Services, Inc.	224	84,047
Zimmer Biomet Holdings, Inc.	607	68,118
		1,099,519
Health Care – Services — 2.5%
Acadia Healthcare Co., Inc. (a)	573	40,288
agilon health, Inc. (a) (d)	924	16,410

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	274	$53,699
Chemed Corp.	88	45,734
DaVita, Inc. (a)	1,345	127,143
Elevance Health, Inc.	97	42,236
Encompass Health Corp.	1,631	109,538
Fortrea Holdings, Inc. (a)	105	3,002
HCA Healthcare, Inc.	635	156,197
Humana, Inc.	161	78,330
ICON PLC (a)	86	21,177
IQVIA Holdings, Inc. (a)	82	16,134
Laboratory Corp. of America Holdings	105	21,110
Medpace Holdings, Inc. (a)	117	28,329
Molina Healthcare, Inc. (a)	324	106,236
Quest Diagnostics, Inc.	198	24,128
Tenet Healthcare Corp. (a)	2,514	165,647
Universal Health Services, Inc. Class B	1,105	138,932
		1,194,270
Household Products & Wares — 0.6%
Avery Dennison Corp.	495	90,422
Church & Dwight Co., Inc.	619	56,719
Clorox Co.	504	66,054
Kimberly-Clark Corp.	558	67,434
Reynolds Consumer Products, Inc.	433	11,098
		291,727
Pharmaceuticals — 2.5%
AbbVie, Inc.	165	24,595
Becton Dickinson & Co.	81	20,941
Cardinal Health, Inc.	5,087	441,653
Cencora, Inc.	1,001	180,150
Cigna Group	212	60,647
Dexcom, Inc. (a)	473	44,131
Henry Schein, Inc. (a)	553	41,060
McKesson Corp.	642	279,174
Merck & Co., Inc.	241	24,811
Neurocrine Biosciences, Inc. (a)	130	14,625
Perrigo Co. PLC	298	9,521
Premier, Inc. Class A	462	9,933
Zoetis, Inc.	175	30,446
		1,181,687
		7,536,366
Energy — 4.7%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	104	12,496
First Solar, Inc. (a)	499	80,633
		93,129
Oil & Gas — 2.7%
Chesapeake Energy Corp. (d)	1,017	87,696
Chevron Corp.	354	59,691
ConocoPhillips	522	62,536
Coterra Energy, Inc.	1,601	43,307

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	618	$29,479
Diamondback Energy, Inc.	577	89,366
EOG Resources, Inc.	339	42,972
EQT Corp.	386	15,664
Exxon Mobil Corp.	208	24,457
Hess Corp.	508	77,724
HF Sinclair Corp.	388	22,089
Marathon Oil Corp.	642	17,173
Marathon Petroleum Corp.	2,263	342,482
Occidental Petroleum Corp.	546	35,424
Phillips 66	1,304	156,676
Pioneer Natural Resources Co.	257	58,994
Range Resources Corp.	2,177	70,556
Texas Pacific Land Corp.	7	12,765
Valero Energy Corp.	241	34,152
		1,283,203
Oil & Gas Services — 0.6%
Baker Hughes Co.	709	25,042
Halliburton Co.	345	13,972
Schlumberger NV	909	52,995
TechnipFMC PLC	10,932	222,357
		314,366
Pipelines — 1.2%
Antero Midstream Corp.	4,663	55,863
Cheniere Energy, Inc.	556	92,274
DT Midstream, Inc. (a)	292	15,453
Kinder Morgan, Inc.	3,062	50,768
ONEOK, Inc.	2,789	176,906
Targa Resources Corp.	1,859	159,353
Williams Cos., Inc.	971	32,713
		583,330
		2,274,028
Financial — 13.9%
Banks — 1.4%
Bank of New York Mellon Corp.	1,100	46,915
Bank OZK	428	15,866
BOK Financial Corp.	259	20,715
Citigroup, Inc.	362	14,889
Columbia Banking System, Inc.	930	18,879
First Citizens BancShares, Inc. Class A	87	120,069
First Horizon Corp.	1,964	21,643
FNB Corp.	2,687	28,993
Goldman Sachs Group, Inc.	224	72,480
Huntington Bancshares, Inc.	2,358	24,523
JP Morgan Chase & Co.	131	18,998
Morgan Stanley	137	11,189
NU Holdings Ltd. Class A (a)	4,972	36,047
Regions Financial Corp.	843	14,500
State Street Corp.	1,765	118,184
Wells Fargo & Co.	596	24,352

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Western Alliance Bancorp	1,218	$55,991
		664,233
Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	511	66,604
Air Lease Corp.	1,558	61,401
American Express Co.	73	10,891
Ameriprise Financial, Inc.	581	191,544
Apollo Global Management, Inc.	950	85,272
BlackRock, Inc.	49	31,678
Blue Owl Capital, Inc.	1,804	23,380
Capital One Financial Corp.	155	15,043
Cboe Global Markets, Inc.	555	86,696
Charles Schwab Corp.	215	11,803
Discover Financial Services	1,307	113,225
Evercore, Inc. Class A	653	90,036
Franklin Resources, Inc.	1,467	36,059
Houlihan Lokey, Inc.	250	26,780
Interactive Brokers Group, Inc. Class A	1,843	159,530
Intercontinental Exchange, Inc.	445	48,959
Invesco Ltd.	963	13,983
Janus Henderson Group PLC	1,193	30,803
Jefferies Financial Group, Inc.	1,153	42,234
LPL Financial Holdings, Inc.	406	96,486
Nasdaq, Inc.	607	29,494
OneMain Holdings, Inc.	1,035	41,493
Raymond James Financial, Inc.	247	24,806
Rocket Cos., Inc. Class A (a)	3,117	25,497
SEI Investments Co.	351	21,141
SLM Corp.	2,249	30,631
Stifel Financial Corp.	440	27,034
Synchrony Financial	1,493	45,641
T. Rowe Price Group, Inc.	259	27,161
TPG, Inc.	590	17,771
Tradeweb Markets, Inc. Class A	199	15,960
UWM Holdings Corp. (d)	2,312	11,213
Voya Financial, Inc.	1,168	77,614
XP, Inc. Class A	497	11,456
		1,649,319
Insurance — 6.9%
Aflac, Inc.	2,678	205,537
Allstate Corp.	808	90,019
American Financial Group, Inc.	101	11,279
American International Group, Inc.	1,234	74,780
Aon PLC Class A	244	79,110
Arch Capital Group Ltd. (a)	3,616	288,231
Arthur J Gallagher & Co.	568	129,464
Assured Guaranty Ltd.	736	44,543
Axis Capital Holdings Ltd.	348	19,617
Brighthouse Financial, Inc. (a)	219	10,718
Brown & Brown, Inc.	1,450	101,268
Chubb Ltd.	247	51,420
Cincinnati Financial Corp.	106	10,843
Corebridge Financial, Inc.	1,383	27,314
Equitable Holdings, Inc.	834	23,677
Everest Group Ltd.	657	244,187

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Financial, Inc.	2,071	$85,532
First American Financial Corp.	958	54,117
Globe Life, Inc.	705	76,655
Hartford Financial Services Group, Inc.	1,388	98,423
Kinsale Capital Group, Inc.	239	98,977
Loews Corp.	611	38,682
Markel Group, Inc. (a)	22	32,395
Marsh & McLennan Cos., Inc.	307	58,422
MetLife, Inc.	214	13,463
MGIC Investment Corp.	7,175	119,751
Old Republic International Corp.	4,574	123,224
Primerica, Inc.	723	140,269
Principal Financial Group, Inc.	1,500	108,105
Progressive Corp.	614	85,530
Prudential Financial, Inc.	204	19,358
Reinsurance Group of America, Inc.	1,202	174,518
RenaissanceRe Holdings Ltd.	295	58,386
RLI Corp.	268	36,419
Ryan Specialty Holdings, Inc. (a)	1,484	71,826
Travelers Cos., Inc.	494	80,675
Unum Group	4,059	199,662
W. R. Berkley Corp.	255	16,190
White Mountains Insurance Group Ltd.	8	11,966
Willis Towers Watson PLC	377	78,778
		3,293,330
Private Equity — 0.2%
Ares Management Corp. Class A	624	64,191
Blackstone, Inc.	144	15,428
Carlyle Group, Inc.	442	13,331
		92,950
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	639	47,196
Howard Hughes Holdings, Inc. (a)	251	18,607
		65,803
Real Estate Investment Trusts (REITS) — 1.9%
American Homes 4 Rent Class A	459	15,464
Annaly Capital Management, Inc.	2,429	45,689
AvalonBay Communities, Inc.	65	11,163
Brixmor Property Group, Inc.	1,404	29,175
CubeSmart	745	28,407
EastGroup Properties, Inc.	119	19,817
EPR Properties	238	9,887
Equinix, Inc.	29	21,062
Extra Space Storage, Inc.	369	44,863
Federal Realty Investment Trust	117	10,604
First Industrial Realty Trust, Inc.	567	26,984
Gaming & Leisure Properties, Inc.	937	42,680
Host Hotels & Resorts, Inc.	3,475	55,843
Invitation Homes, Inc.	621	19,679
Iron Mountain, Inc.	1,447	86,024
Kimco Realty Corp.	739	12,999
Lamar Advertising Co. Class A	316	26,376
Mid-America Apartment Communities, Inc.	64	8,234

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NNN REIT, Inc.	496	$17,529
Omega Healthcare Investors, Inc.	1,212	40,190
Park Hotels & Resorts, Inc.	1,024	12,616
Prologis, Inc.	185	20,759
Public Storage	64	16,865
Regency Centers Corp.	267	15,870
Rithm Capital Corp.	4,378	40,672
Simon Property Group, Inc.	733	79,186
Spirit Realty Capital, Inc.	628	21,057
STAG Industrial, Inc.	875	30,196
VICI Properties, Inc.	1,547	45,018
Welltower, Inc.	131	10,731
Weyerhaeuser Co.	749	22,964
		888,603
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	1,004	11,385
		6,665,623
Industrial — 19.3%
Aerospace & Defense — 0.9%
Boeing Co. (a)	175	33,544
Curtiss-Wright Corp.	299	58,494
General Dynamics Corp.	99	21,876
HEICO Corp.	136	22,023
HEICO Corp. Class A	238	30,754
Hexcel Corp.	774	50,418
Howmet Aerospace, Inc.	1,880	86,950
Lockheed Martin Corp.	44	17,994
Northrop Grumman Corp.	37	16,287
RTX Corp.	175	12,595
TransDigm Group, Inc. (a)	102	85,999
		436,934
Building Materials — 3.8%
AZEK Co., Inc. (a)	1,212	36,045
Builders FirstSource, Inc. (a)	3,073	382,558
Carrier Global Corp.	3,463	191,158
Eagle Materials, Inc.	626	104,242
Fortune Brands Innovations, Inc.	1,442	89,635
Johnson Controls International PLC	1,795	95,512
Lennox International, Inc.	328	122,816
Louisiana-Pacific Corp.	1,115	61,626
Martin Marietta Materials, Inc.	165	67,729
Masco Corp.	1,037	55,428
MDU Resources Group, Inc.	1,945	38,083
Owens Corning	2,108	287,552
Trane Technologies PLC	749	151,980
Trex Co., Inc. (a)	523	32,232
Vulcan Materials Co.	418	84,444
		1,801,040
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	156	26,568
AMETEK, Inc.	533	78,756

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Emerson Electric Co.	531	$51,279
Littelfuse, Inc.	70	17,312
Universal Display Corp.	347	54,476
		228,391
Electronics — 3.2%
Agilent Technologies, Inc.	187	20,910
Allegion PLC	225	23,445
Amphenol Corp. Class A	1,687	141,691
Arrow Electronics, Inc. (a)	1,427	178,717
Avnet, Inc.	1,414	68,141
Fortive Corp.	839	62,220
Garmin Ltd.	411	43,237
Honeywell International, Inc.	80	14,779
Hubbell, Inc.	371	116,275
Jabil, Inc.	3,222	408,840
Keysight Technologies, Inc. (a)	432	57,158
Mettler-Toledo International, Inc. (a)	36	39,891
National Instruments Corp.	2,131	127,050
nVent Electric PLC	1,741	92,256
Sensata Technologies Holding PLC	222	8,396
TD SYNNEX Corp.	388	38,746
Vontier Corp.	1,752	54,172
Woodward, Inc.	294	36,532
		1,532,456
Engineering & Construction — 1.0%
AECOM	1,167	96,908
EMCOR Group, Inc.	977	205,551
Jacobs Solutions, Inc.	175	23,887
MasTec, Inc. (a)	547	39,368
TopBuild Corp. (a)	449	112,968
		478,682
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	1,062	177,736
Pentair PLC	1,048	67,858
Republic Services, Inc.	308	43,893
Stericycle, Inc. (a)	375	16,766
Tetra Tech, Inc.	246	37,400
Waste Management, Inc.	307	46,799
		390,452
Hand & Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	489	88,895
MSA Safety, Inc.	163	25,697
Regal Rexnord Corp.	662	94,587
Snap-on, Inc.	328	83,660
		292,839
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	831	62,308
Caterpillar, Inc.	190	51,870
Oshkosh Corp.	211	20,136

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertiv Holdings Co.	4,508	$167,698
		302,012
Machinery – Diversified — 2.2%
AGCO Corp.	689	81,495
CNH Industrial NV	6,672	80,731
Cognex Corp.	765	32,467
Deere & Co.	54	20,378
Dover Corp.	414	57,757
Esab Corp.	777	54,561
Flowserve Corp.	1,384	55,042
Gates Industrial Corp. PLC (a)	815	9,462
Graco, Inc.	804	58,595
IDEX Corp.	206	42,852
Ingersoll Rand, Inc.	1,583	100,869
Middleby Corp. (a)	255	32,640
Nordson Corp.	173	38,608
Otis Worldwide Corp.	1,054	84,647
Rockwell Automation, Inc.	324	92,622
Toro Co.	840	69,804
Westinghouse Air Brake Technologies Corp.	514	54,623
Xylem, Inc.	831	75,646
		1,042,799
Metal Fabricate & Hardware — 0.6%
Advanced Drainage Systems, Inc.	870	99,032
RBC Bearings, Inc. (a)	167	39,100
Timken Co.	1,442	105,972
Valmont Industries, Inc.	247	59,332
		303,436
Miscellaneous - Manufacturing — 1.6%
A.O. Smith Corp.	652	43,117
Axon Enterprise, Inc. (a)	343	68,253
Carlisle Cos., Inc.	163	42,259
Donaldson Co., Inc.	1,265	75,445
Eaton Corp. PLC	422	90,004
General Electric Co.	803	88,772
Illinois Tool Works, Inc.	269	61,953
ITT, Inc.	682	66,775
Parker-Hannifin Corp.	335	130,489
Teledyne Technologies, Inc. (a)	131	53,524
Textron, Inc.	612	47,822
		768,413
Packaging & Containers — 0.9%
Amcor PLC	1,081	9,902
AptarGroup, Inc.	358	44,764
Ardagh Group SA (a) (b) (c) (d)	463	2,180
Ball Corp.	245	12,196
Berry Global Group, Inc.	1,452	89,893
Crown Holdings, Inc.	243	21,501
Graphic Packaging Holding Co.	5,777	128,712
Packaging Corp. of America	132	20,269
Silgan Holdings, Inc.	1,521	65,570

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sonoco Products Co.	930	$50,545
		445,532
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	106	21,685
Transportation — 2.6%
C.H. Robinson Worldwide, Inc.	389	33,505
CSX Corp.	1,157	35,578
Expeditors International of Washington, Inc.	804	92,162
FedEx Corp.	554	146,766
GXO Logistics, Inc. (a)	2,156	126,449
JB Hunt Transport Services, Inc.	196	36,950
Kirby Corp. (a)	446	36,929
Knight-Swift Transportation Holdings, Inc.	1,766	88,565
Landstar System, Inc.	551	97,494
Norfolk Southern Corp.	128	25,207
Old Dominion Freight Line, Inc.	245	100,239
Ryder System, Inc.	207	22,139
Saia, Inc. (a)	347	138,332
Schneider National, Inc. Class B	797	22,069
United Parcel Service, Inc. Class B	127	19,795
XPO, Inc. (a)	2,837	211,810
		1,233,989
		9,278,660
Technology — 14.6%
Computers — 3.1%
Amdocs Ltd.	1,495	126,313
Apple, Inc.	446	76,360
CACI International, Inc. Class A (a)	349	109,562
Cognizant Technology Solutions Corp. Class A	991	67,130
Crane NXT Co.	1,198	66,573
Crowdstrike Holdings, Inc. Class A (a)	202	33,811
DXC Technology Co. (a)	1,503	31,307
Fortinet, Inc. (a)	2,349	137,839
Hewlett Packard Enterprise Co.	11,389	197,827
HP, Inc.	2,543	65,355
International Business Machines Corp.	215	30,164
KBR, Inc.	2,691	158,608
Kyndryl Holdings, Inc. (a)	5,108	77,131
Leidos Holdings, Inc.	349	32,164
NetApp, Inc.	1,316	99,858
Pure Storage, Inc. Class A (a)	2,168	77,224
Science Applications International Corp.	1,104	116,516
		1,503,742
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	201	47,542
Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a)	277	28,481
Allegro MicroSystems, Inc. (a)	1,455	46,473
Analog Devices, Inc.	588	102,953
Applied Materials, Inc.	1,399	193,692

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom, Inc.	42	$34,884
Cirrus Logic, Inc. (a)	725	53,621
Entegris, Inc.	539	50,618
IPG Photonics Corp. (a)	288	29,244
KLA Corp.	587	269,233
Lam Research Corp.	343	214,982
Lattice Semiconductor Corp. (a)	2,116	181,828
Marvell Technology, Inc.	254	13,749
Microchip Technology, Inc.	3,908	305,019
Micron Technology, Inc.	2,747	186,878
Monolithic Power Systems, Inc.	134	61,908
NVIDIA Corp.	67	29,144
ON Semiconductor Corp. (a)	4,248	394,852
Qorvo, Inc. (a)	166	15,848
Skyworks Solutions, Inc.	794	78,280
Teradyne, Inc.	690	69,317
Texas Instruments, Inc.	279	44,364
		2,405,368
Software — 6.4%
Activision Blizzard, Inc.	316	29,587
Adobe, Inc. (a)	117	59,658
Akamai Technologies, Inc. (a)	270	28,766
ANSYS, Inc. (a)	285	84,802
Atlassian Corp. Class A (a)	627	126,347
Autodesk, Inc. (a)	827	171,115
Bentley Systems, Inc. Class B Class B	1,581	79,303
Broadridge Financial Solutions, Inc.	181	32,408
Cadence Design Systems, Inc. (a)	627	146,906
Ceridian HCM Holding, Inc. (a)	1,028	69,750
Cloudflare, Inc. Class A (a)	1,361	85,797
Confluent, Inc. Class A (a)	290	8,587
DoubleVerify Holdings, Inc. (a)	1,222	34,155
Dropbox, Inc. Class A (a)	3,982	108,430
Dynatrace, Inc. (a)	1,501	70,142
Electronic Arts, Inc.	108	13,003
Fair Isaac Corp. (a)	105	91,196
Fiserv, Inc. (a)	535	60,434
HashiCorp, Inc. Class A (a)	491	11,209
HubSpot, Inc. (a)	286	140,855
Intuit, Inc.	151	77,152
Manhattan Associates, Inc. (a)	720	142,315
Microsoft Corp.	185	58,414
MongoDB, Inc. (a)	107	37,007
MSCI, Inc.	133	68,240
New Relic, Inc. (a)	407	34,847
Nutanix, Inc. Class A (a)	673	23,474
Oracle Corp.	262	27,751
Palantir Technologies, Inc. Class A (a)	3,998	63,968
Paycom Software, Inc.	179	46,409
Procore Technologies, Inc. (a)	352	22,993
PTC, Inc. (a)	790	111,927
ROBLOX Corp. Class A (a)	1,114	32,261
Roper Technologies, Inc.	236	114,290
Salesforce, Inc. (a)	182	36,906
ServiceNow, Inc. (a)	69	38,568
Smartsheet, Inc. Class A (a)	837	33,865
Snowflake, Inc. Class A (a)	700	106,939

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Splunk, Inc. (a)	297	$43,436
SS&C Technologies Holdings, Inc.	698	36,673
Synopsys, Inc. (a)	223	102,350
Take-Two Interactive Software, Inc. (a)	82	11,512
Teradata Corp. (a)	1,212	54,564
Tyler Technologies, Inc. (a)	248	95,763
Veeva Systems, Inc. Class A (a)	97	19,735
VMware, Inc. Class A (a)	158	26,304
Workday, Inc. Class A (a)	440	94,534
ZoomInfo Technologies, Inc. (a)	1,829	29,996
		3,044,643
		7,001,295
Utilities — 2.7%
Electric — 2.4%
AES Corp.	2,059	31,297
Alliant Energy Corp.	232	11,240
Ameren Corp.	378	28,286
American Electric Power Co., Inc.	297	22,340
Brookfield Renewable Corp. Class A	426	10,198
CenterPoint Energy, Inc.	1,394	37,429
CMS Energy Corp.	260	13,809
Consolidated Edison, Inc.	714	61,068
Constellation Energy Corp.	686	74,829
DTE Energy Co.	148	14,693
Duke Energy Corp.	137	12,092
Edison International	1,303	82,467
Entergy Corp.	296	27,380
Evergy, Inc.	429	21,750
Eversource Energy	232	13,491
Exelon Corp.	602	22,750
FirstEnergy Corp.	1,271	43,443
IDACORP, Inc.	230	21,540
NextEra Energy, Inc.	227	13,005
NRG Energy, Inc.	1,331	51,270
OGE Energy Corp.	1,029	34,297
PG&E Corp. (a)	16,965	273,646
Pinnacle West Capital Corp.	1,097	80,827
PPL Corp.	1,459	34,374
Public Service Enterprise Group, Inc.	432	24,585
Sempra	345	23,470
Southern Co.	574	37,149
WEC Energy Group, Inc.	257	20,701
Xcel Energy, Inc.	500	28,610
		1,172,036
Gas — 0.2%
Atmos Energy Corp.	414	43,855
NiSource, Inc.	1,543	38,081
		81,936
Water — 0.1%
American Water Works Co., Inc.	171	21,175

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Essential Utilities, Inc.	238	$8,170
		29,345
		1,283,317

TOTAL COMMON STOCK (Cost $49,846,386)		47,925,567

TOTAL EQUITIES (Cost $49,846,386)		47,925,567

TOTAL LONG-TERM INVESTMENTS (Cost $49,846,386)		47,925,567

SHORT-TERM INVESTMENTS — 0.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	5,277	5,277

TOTAL SHORT-TERM INVESTMENTS (Cost $5,277)		5,277

TOTAL INVESTMENTS — 99.9% (Cost $49,851,663) (f)		47,930,844

Other Assets/(Liabilities) — 0.1%		48,052

NET ASSETS — 100.0%		$47,978,896

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $2,180 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $239,625 or 0.50% of net assets. The Fund received $240,395 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.4%

BANK LOANS — 3.6%
Aerospace & Defense — 0.3%
Barnes Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.416% VRN 9/03/30	$142,918	$142,989
Chemicals — 0.8%
LSF11 A5 Holdco LLC
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.810% VRN 10/15/28	127,500	124,345
2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.666% VRN 10/15/28	273,021	268,925
		393,270
Cosmetics & Personal Care — 0.4%
Journey Personal Care Corp., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.981% VRN 3/01/28	198,477	186,568
Health Care – Products — 0.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan,
0.000% 9/14/23 (a)	204,940	202,122
Internet — 0.3%
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.566% VRN 5/03/28	173,455	167,573
Investment Companies — 0.3%
GIP Pilot Acquisition Partners LP, Term Loan,
0.000% 9/18/30 (a)	151,707	151,138
Lodging — 0.4%
Four Seasons Hotels Ltd., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.916% VRN 11/30/29	179,424	179,573
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.175%
9.591% VRN 4/13/29	94,767	93,373
Software — 0.3%
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
13.019% VRN 2/01/30	207,426	141,049
Telecommunications — 0.2%
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.772% VRN 2/01/29	124,466	124,070
TOTAL BANK LOANS (Cost $1,821,208)		$1,781,725

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 93.8%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	$92,000	$91,111
CMG Media Corp.
8.875% 12/15/27 (b)	120,000	93,927
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	177,650
		362,688
Aerospace & Defense — 0.5%
TransDigm, Inc.
6.750% 8/15/28 (b)	34,000	33,473
Triumph Group, Inc.
7.750% 8/15/25 (c)	64,000	60,800
9.000% 3/15/28 (b)	164,000	162,164
		256,437
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	130,000	123,075
Airlines — 2.6%
Allegiant Travel Co.
7.250% 8/15/27 (b)	262,000	246,608
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	490,417	478,972
5.750% 4/20/29 (b)	229,000	212,982
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	135,022	121,500
United Airlines, Inc.
4.375% 4/15/26 (b)	122,000	112,824
4.625% 4/15/29 (b)	121,000	104,003
		1,276,889
Auto Manufacturers — 1.7%
Ford Motor Co.
3.250% 2/12/32	434,000	334,468
7.450% 7/16/31	153,000	158,733
Ford Motor Credit Co. LLC
4.000% 11/13/30	402,000	335,748
		828,949
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	261,250
Biotechnology — 0.2%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	230,000	96,040

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 2.1%
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (b)	$326,000	$313,832
Knife River Corp.
7.750% 5/01/31 (b)	152,000	152,310
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (b)	602,000	594,475
		1,060,617
Chemicals — 4.6%
Avient Corp.
7.125% 8/01/30 (b)	187,000	183,707
Celanese US Holdings LLC
6.379% 7/15/32 (c)	374,000	360,357
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	595,000	491,619
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	294,000	244,432
Methanex Corp.
5.125% 10/15/27	144,000	132,836
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	265,760
6.250% 10/01/29 (b) (c)	459,000	354,677
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	171,000	85,500
Tronox, Inc.
4.625% 3/15/29 (b)	97,000	78,280
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	63,000	50,138
		2,247,306
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	290,000	300,157
Commercial Services — 3.0%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	378,000	348,233
APi Group DE, Inc.
4.750% 10/15/29 (b)	372,000	325,490
Carriage Services, Inc.
4.250% 5/15/29 (b)	92,000	78,695
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	77,000	41,773
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	418,000	387,138
PROG Holdings, Inc.
6.000% 11/15/29 (b)	294,000	256,515
Sabre Global, Inc.
8.625% 6/01/27 (b)	21,000	17,804
		1,455,648
Computers — 0.5%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	137,000	130,931

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Seagate HDD Cayman
9.625% 12/01/32 (b)	$100,620	$108,422
		239,353
Cosmetics & Personal Care — 0.6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750% 1/15/29 (b)	289,000	260,611
6.625% 7/15/30 (b)	43,000	41,983
		302,594
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	185,000	154,165
Resideo Funding, Inc.
4.000% 9/01/29 (b) (c)	243,000	199,644
		353,809
Diversified Financial Services — 5.2%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	38,000	27,373
3.625% 10/01/31 (b)	50,000	33,175
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	762,582	726,359
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	336,148
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	119,000	119,161
8.375% 5/01/28 (b)	106,000	107,458
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	262,908
OneMain Finance Corp.
4.000% 9/15/30 (c)	169,000	126,810
5.375% 11/15/29	177,000	148,238
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	583,000	442,782
7.375% 9/01/25 (b)	231,000	224,938
		2,555,350
Electric — 3.5%
PG&E Corp.
5.000% 7/01/28	497,000	450,172
Pike Corp.
5.500% 9/01/28 (b)	593,000	518,804
Talen Energy Supply LLC
8.625% 6/01/30 (b)	261,000	267,552
Vistra Operations Co. LLC
3.550% 7/15/24 (b)	518,000	505,189
		1,741,717
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	360,000	302,654

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 1.3%
Arcosa, Inc.
4.375% 4/15/29 (b)	$230,000	$200,722
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	126,000	103,854
7.500% 4/15/32 (b)	140,000	119,788
MasTec, Inc.
4.500% 8/15/28 (b)	130,000	116,908
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	110,887
		652,159
Entertainment — 1.2%
Caesars Entertainment, Inc.
6.250% 7/01/25 (b)	135,000	133,152
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	238,063
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	115,786
Ontario Gaming GTA LP
8.000% 8/01/30 (b)	88,000	88,000
		575,001
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	116,000	102,025
Food — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.500% 2/15/28 (b)	219,000	216,455
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	420,000	334,408
		550,863
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	166,000	168,282
Hand & Machine Tools — 0.7%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	340,000	327,491
Health Care – Products — 0.7%
Bausch & Lomb Escrow Corp.
8.375% 10/01/28 (b)	95,000	95,282
Garden Spinco Corp.
8.625% 7/20/30 (b)	248,000	258,876
		354,158
Health Care – Services — 6.7%
Centene Corp.
4.625% 12/15/29	557,000	501,651
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	7,000	6,002
4.250% 5/01/28 (b)	329,000	295,040

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	$108,000	$76,434
5.250% 5/15/30 (b)	422,000	320,794
6.000% 1/15/29 (b)	184,000	148,595
6.125% 4/01/30 (b)	213,000	108,364
HCA, Inc.
3.500% 9/01/30	776,000	656,516
LifePoint Health, Inc.
9.875% 8/15/30 (b)	274,000	265,268
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	187,000	167,561
Radiology Partners, Inc.
9.250% 2/01/28 (b)	490,000	193,550
RP Escrow Issuer LLC
5.250% 12/15/25 (b) (c)	165,000	119,688
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	141,920
5.125% 11/01/27	179,000	166,584
6.125% 10/01/28 (c)	152,000	142,690
		3,310,657
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	183,000	154,427
Mattamy Group Corp.
4.625% 3/01/30 (b) (c)	617,000	525,116
		679,543
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	171,000	165,024
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	430,269	420,567
		585,591
Internet — 0.9%
Getty Images, Inc.
9.750% 3/01/27 (b)	367,000	366,592
Uber Technologies, Inc.
4.500% 8/15/29 (b)	78,000	69,721
		436,313
Investment Companies — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	178,000	171,444
6.250% 5/15/26	505,000	469,166
		640,610
Leisure Time — 3.2%
Carnival Corp.
5.750% 3/01/27 (b)	205,000	185,571
6.000% 5/01/29 (b)	168,000	143,301
7.000% 8/15/29 (b)	24,000	23,665
Life Time, Inc.
5.750% 1/15/26 (b)	24,000	23,256

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.000% 4/15/26 (b)	$155,000	$152,287
NCL Corp. Ltd.
5.875% 3/15/26 (b)	118,000	108,943
5.875% 2/15/27 (b)	49,000	46,597
8.375% 2/01/28 (b)	100,000	101,437
NCL Finance Ltd.
6.125% 3/15/28 (b)	94,000	82,955
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	266,000	251,077
5.500% 4/01/28 (b)	121,000	110,956
Viking Cruises Ltd.
7.000% 2/15/29 (b)	357,000	328,440
		1,558,485
Lodging — 1.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875% 7/01/31 (b)	199,000	162,229
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	149,575
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	207,249
		519,053
Media — 6.3%
Altice Financing SA
5.000% 1/15/28 (b)	152,000	129,790
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	196,000	156,024
4.250% 1/15/34 (b)	486,000	357,831
4.500% 5/01/32	95,000	74,561
5.000% 2/01/28 (b)	130,000	118,058
5.375% 6/01/29 (b)	162,000	145,348
CSC Holdings LLC
4.625% 12/01/30 (b)	311,000	165,344
7.500% 4/01/28 (b) (c)	75,000	48,697
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b)	157,000	118,927
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	366,000	323,610
DISH DBS Corp.
5.125% 6/01/29	105,000	58,210
5.250% 12/01/26 (b)	53,000	45,042
5.750% 12/01/28 (b)	68,000	52,275
7.375% 7/01/28	32,000	20,163
DISH Network Corp.
11.750% 11/15/27 (b)	112,000	112,836
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	246,000	160,991
iHeartCommunications, Inc.
8.375% 5/01/27 (c)	172,710	123,896
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	283,000	259,935
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	240,000	181,791

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	$280,000	$231,308
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	277,000	239,029
		3,123,666
Mining — 2.0%
Arsenal AIC Parent LLC
8.000% 10/01/30 (b)	90,000	89,552
First Quantum Minerals Ltd.
6.875% 10/15/27 (b)	400,000	383,751
8.625% 6/01/31 (b)	200,000	199,036
Novelis Corp.
3.250% 11/15/26 (b)	48,000	42,869
3.875% 8/15/31 (b)	341,000	272,317
		987,525
Miscellaneous - Manufacturing — 0.3%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	175,000	164,940
Oil & Gas — 9.1%
Apache Corp.
4.750% 4/15/43 (c)	65,000	47,344
5.100% 9/01/40	130,000	103,269
5.350% 7/01/49	197,000	150,926
Chesapeake Energy Corp.
5.875% 2/01/29 (b)	205,000	192,894
Comstock Resources, Inc.
5.875% 1/15/30 (b)	114,000	98,682
CVR Energy, Inc.
5.750% 2/15/28 (b)	350,000	316,749
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250% 11/01/28 (b)	459,000	430,412
Nabors Industries Ltd.
7.250% 1/15/26 (b)	339,000	327,559
7.500% 1/15/28 (b)	169,000	156,239
Nabors Industries, Inc.
5.750% 2/01/25	55,000	53,831
7.375% 5/15/27 (b)	227,000	219,595
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	594,000	588,357
Occidental Petroleum Corp.
6.200% 3/15/40	397,000	378,422
6.450% 9/15/36	215,000	211,116
6.950% 7/01/24	42,000	42,265
Parkland Corp.
4.625% 5/01/30 (b)	105,000	89,510
5.875% 7/15/27 (b)	269,000	255,979
Permian Resources Operating LLC
7.000% 1/15/32 (b)	178,000	175,546
Southwestern Energy Co.
4.750% 2/01/32	109,000	93,553
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	114,000	110,493
7.000% 9/15/28 (b)	96,000	94,728

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	$21,750	$21,414
Transocean, Inc.
7.250% 11/01/25 (b)	172,000	168,991
7.500% 1/15/26 (b)	140,000	136,825
		4,464,699
Oil & Gas Services — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (b)	243,000	244,860
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b) (c)	54,000	42,259
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	256,000	219,561
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	209,000	175,090
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	312,000	300,997
9.250% 4/15/27 (b)	446,000	389,842
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	72,000	75,240
		1,202,989
Pharmaceuticals — 3.2%
1375209 BC Ltd.
9.000% 1/30/28 (b)	510,000	504,121
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	282,648
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	215,000	122,267
5.500% 11/01/25 (b) (c)	60,000	53,137
11.000% 9/30/28 (b)	102,000	69,202
14.000% 10/15/30 (b)	47,000	27,744
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	268,000	255,458
Jazz Securities DAC
4.375% 1/15/29 (b)	187,000	163,042
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% 4/30/28 (b)	92,000	79,940
		1,557,559
Pipelines — 8.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	141,000	129,098
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	565,000	500,787
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	211,000	206,969
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (d)	100,000	91,885
5 yr. CMT + 5.306% 7.125% VRN (d)	89,000	76,733
EnLink Midstream LLC
5.375% 6/01/29	173,000	160,025

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP
5.450% 6/01/47	$97,000	$75,789
5.600% 4/01/44	257,000	213,310
EQM Midstream Partners LP
4.500% 1/15/29 (b)	157,000	139,723
6.000% 7/01/25 (b)	67,000	65,960
6.500% 7/01/27 (b)	151,000	147,448
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	300,000	289,182
8.875% 4/15/30	105,000	102,521
Harvest Midstream I LP
7.500% 9/01/28 (b)	389,000	376,020
ITT Holdings LLC
6.500% 8/01/29 (b)	565,000	478,908
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (b)	350,000	346,163
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (b)	171,000	170,532
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	111,917
4.125% 8/15/31 (b)	152,000	124,734
Western Midstream Operating LP
5.450% 4/01/44	202,000	162,833
		3,970,537
Real Estate — 0.5%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750% 1/15/29 (b)	311,000	224,838
Real Estate Investment Trusts (REITS) — 1.6%
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	107,000	96,770
4.000% 9/15/29 (b) (c)	126,000	103,186
Service Properties Trust
3.950% 1/15/28	73,000	56,864
4.375% 2/15/30	115,000	82,527
4.950% 2/15/27	58,000	48,974
7.500% 9/15/25	267,000	262,310
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% 4/15/28 (b)	180,000	146,985
		797,616
Retail — 3.8%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	148,000	127,114
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	84,986
6.875% 11/01/35	222,000	198,265
Brinker International, Inc.
8.250% 7/15/30 (b)	127,000	122,238
Macy's Retail Holdings LLC
5.875% 4/01/29 (b) (c)	40,000	35,024
5.875% 3/15/30 (b)	122,000	103,424
6.125% 3/15/32 (b)	78,000	64,373
Nordstrom, Inc.
5.000% 1/15/44	313,000	184,701
PetSmart, Inc./PetSmart Finance Corp.

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 2/15/28 (b)	$78,000	$68,284
7.750% 2/15/29 (b)	141,000	131,396
Sonic Automotive, Inc.
4.625% 11/15/29 (b) (c)	149,000	123,514
4.875% 11/15/31 (b) (c)	174,000	138,536
Staples, Inc.
7.500% 4/15/26 (b)	160,000	131,575
10.750% 4/15/27 (b)	89,000	52,247
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	160,268
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	145,000	126,007
		1,851,952
Software — 1.3%
AthenaHealth Group, Inc.
6.500% 2/15/30 (b)	255,000	213,309
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	165,000	151,874
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	304,000	253,997
		619,180
Telecommunications — 4.4%
Altice France Holding SA
10.500% 5/15/27 (b)	74,000	46,152
Altice France SA
5.125% 7/15/29 (b)	210,000	149,290
C&W Senior Financing DAC
6.875% 9/15/27 (b)	142,000	124,865
Connect Finco Sarl/Connect US Finco LLC
6.750% 10/01/26 (b)	256,000	238,771
Frontier Communications Holdings LLC
6.000% 1/15/30 (b)	964,000	705,057
GoTo Group, Inc.
5.500% 9/01/27 (b)	103,000	57,237
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	158,000	140,121
Sprint Capital Corp.
8.750% 3/15/32	570,000	659,402
Viasat, Inc.
6.500% 7/15/28 (b)	69,000	47,783
		2,168,678
Transportation — 1.2%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	144,876

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Seaspan Corp.
5.500% 8/01/29 (b)	$571,000	$458,173
		603,049

TOTAL CORPORATE DEBT (Cost $51,343,879)		46,206,852

TOTAL BONDS & NOTES (Cost $53,165,087)		47,988,577

TOTAL LONG-TERM INVESTMENTS (Cost $53,165,087)		47,988,577

	Number of Shares
SHORT-TERM INVESTMENTS — 7.3%
Investment of Cash Collateral from Securities Loaned — 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	2,784,180	2,784,180

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (f)	$846,091	846,091

TOTAL SHORT-TERM INVESTMENTS (Cost $3,630,271)		3,630,271

TOTAL INVESTMENTS — 104.7% (Cost $56,795,358) (g)		51,618,848

Other Assets/(Liabilities) — (4.7)%		(2,336,371)

NET ASSETS — 100.0%		$49,282,477

Abbreviation Legend

SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $37,088,986 or 75.26% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $2,726,949 or 5.53% of net assets. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $846,204. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $863,094.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 82.6%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.7%
Automobile Asset-Backed Securities — 6.1%
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	$1,169,205	$1,152,839
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	1,011,256	928,940
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	418,287	413,764
Series 2021-3, Class C, 1.470% 1/15/27	2,150,000	2,088,429
Exeter Automobile Receivables Trust, Series 2020-2A, Class D
4.730% 4/15/26 (a)	825,863	820,963
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	3,400,000	3,220,439
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	752,135
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,241,413
		11,618,922
Commercial Mortgage-Backed Securities — 7.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.129% FRN 7/15/35 (a)	1,000,000	974,999
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
7.447% FRN 10/15/36 (a)	1,487,500	1,471,695
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 1.864%
7.130% FRN 12/15/37 (a)	308,865	305,197
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,454,205
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647% 6.980% FRN 5/15/36 (a)	3,990,073	3,953,914
Series 2019-ICE4, Class E, 1 mo. USD Term SOFR + 2.197% 7.530% FRN 5/15/36 (a)	2,493,796	2,465,740
KNDL Mortgage Trust
Series 2019-KNSQ, Class D, FRN, 144A, 1 mo. USD Term SOFR + 1.546% 6.878% FRN 5/15/36 (a)	1,000,000	988,750
Series 2019-KNSQ, Class E, 1 mo. USD Term SOFR + 1.996% 7.328% FRN 5/15/36 (a)	476,000	468,884
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.655% FRN 5/25/38 (a)	1,999,897	1,999,890
		14,083,274

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.7%
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD Term SOFR + 0.549%
5.869% FRN 8/25/36	$133,100	$132,404
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.049% FRN 4/25/36	1,112,384	1,074,020
Residential Asset Securities Corporation Trust, Series 2005-EMX1, Class M1, 1 mo. USD Term SOFR + 0.759%
6.079% FRN 3/25/35	148,069	147,511
		1,353,935
Other Asset-Backed Securities — 18.0%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.647% FRN 9/15/41 (a)	44,265	43,555
ACHV ABS Trust, Series 2023-1PL, Class A
6.420% 3/18/30 (a)	43,471	43,483
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	596,432	591,030
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	372,974	361,710
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	653,482	639,169
Series 2018-A, Class A, 1.900% 1/15/25 (a)	122,664	121,828
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	358,031	353,496
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	593,562	571,988
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,814,115	1,803,936
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,359,815	1,339,615
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	935,278	861,319
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class C
3.310% 3/25/30 (a)	133,982	128,647
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	640,324	621,396
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	426,933	412,451
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.594% FRN 11/25/36	268,738	258,848
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,209,348	2,014,303
Gracie Point International Funding
Series 2022-1A, Class C, 30 day USD SOFR Average + 3.500% 8.812% FRN 4/01/24 (a)	1,700,000	1,699,994
Series 2022-3A, Class B, 30 day USD SOFR Average + 4.000% 9.312% FRN 11/01/24 (a)	1,000,000	1,000,238
Series 2022-1A, Class E, 30 day USD SOFR Average + 5.750% 11.062% FRN 4/01/24 (a)	800,000	799,996
Hilton Grand Vacations Trust
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	76,035	74,402
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	536,273	514,345
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.694% FRN 3/25/37	149,685	145,167
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.647% FRN 2/15/39 (a)	700,000	618,387
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	700,000	688,973

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	$1,300,000	$1,273,786
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	918,095	915,026
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	273,079	266,643
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	146,688	137,361
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	271,026	268,589
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,000,000	1,980,180
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	402,290	398,515
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	37,090	35,766
Pagaya AI Debt Selection Trust, Series 2021-3, Class A
1.150% 5/15/29 (a)	198,044	197,356
Pagaya AI Debt Trust, Series 2022-1, Class A
2.030% 10/15/29 (a)	3,577,372	3,507,438
PVONE 2023-1, LLC, Series 2023-1, Class A
7.670% 9/17/35 (a) (c)	1,300,000	1,299,998
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	3,645,371	3,653,830
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	523,902	501,218
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	917,244	874,716
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	120,084	116,878
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	178,422	168,395
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	223,013	216,805
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD Term SOFR + 0.849%
6.169% FRN 3/25/35	136,316	135,662
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.604% FRN 1/25/37	134,137	131,180
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.079% FRN 2/25/36	140,240	139,619
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.634% FRN 11/25/35 (a)	347,905	339,382
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,200,000	1,123,133
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	572,382	567,894
		33,957,646
Student Loans Asset-Backed Securities — 6.6%
Chase Education Loan Trust, Series 2007-A, Class A4, 90 day USD SOFR Average + 0.362%
5.620% FRN 3/28/68	1,634,982	1,581,019
College Loan Corp. Trust, Series 2005-2, Class B, 90 day USD SOFR Average + 0.752%
5.783% FRN 1/15/37	224,830	196,521
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	124,764	91,668
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,507
Edsouth Indenture No. 9 LLC, No.9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
6.229% FRN 10/25/56 (a)	191,416	189,144

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 0.750%
6.184% FRN 8/25/42 (a)	$111,740	$109,656
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + 0.700%
6.353% FRN 8/25/48 (a)	79,671	77,877
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.677% FRN 6/28/39 (a)	284,447	256,553
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	81,947	79,769
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,740,819	1,502,140
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	296,192	269,042
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
6.579% FRN 7/26/66 (a)	307,806	307,087
Nelnet Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.516% FRN 1/25/38	436,227	372,936
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.666% FRN 10/25/40	870,503	811,779
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.673% FRN 3/23/37	854,830	809,592
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.755% FRN 6/25/41	171,779	150,784
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.929% FRN 6/25/41 (a)	375,000	353,643
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.712% FRN 12/15/39	687,324	611,759
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.762% FRN 3/15/40	1,036,788	953,368
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.516% FRN 1/25/70	213,973	201,057
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.526% FRN 10/25/40	290,930	273,357
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.536% FRN 1/25/41	304,550	282,016
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.626% FRN 1/25/55	274,391	253,302
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 5.776% FRN 1/25/40	281,990	256,899
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.786% FRN 10/25/64	170,798	159,906
Series 2003-11, Class B, 90 day USD SOFR Average + 0.912% 6.132% FRN 12/15/38	243,851	234,035
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 6.167% FRN 1/15/37 (a)	532,523	526,480
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.317% FRN 7/15/36 (a)	716,678	709,527
Series 2014-A, Class A3, 1 mo. USD Term SOFR + 1.614% 6.947% FRN 4/15/32 (a)	259,831	260,253

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
5.496% VRN 1/25/45 (a) (b)	$517,432	$492,839
		12,385,515
Whole Loan Collateral Collateralized Mortgage Obligations — 9.8%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b)	881,676	755,190
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	1,899,113	1,660,596
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.114%
5.500% FRN 8/25/49 (a)	780,991	734,472
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	6,188,491	5,185,079
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD Term SOFR + 0.864%
6.184% FRN 5/25/55 (a)	4,044,733	4,026,064
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,254,481	933,356
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.384% FRN 2/25/60 (a)	335,412	313,455
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 3.850%
9.284% FRN 2/25/25 (a)	440,000	439,846
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	675,149	575,002
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	2,687,369	2,260,522
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	869,494
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	715,892	581,787
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (b)	217,739	209,186
		18,544,049

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $95,655,662)		91,943,341

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 12.1%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 yr. CMT + 2.159% 4.376% 3/01/37	70,258	70,773
Whole Loans — 12.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.115% FRN 10/25/41 (a)	4,141,123	4,133,469
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.165% FRN 9/25/41 (a)	5,753,551	5,660,529
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.165% FRN 11/25/41 (a)	1,942,889	1,924,705
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.615% FRN 2/25/42 (a)	2,031,687	2,026,166
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.129% FRN 1/25/50 (a)	741,720	742,821
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.315% FRN 4/25/42 (a)	1,678,562	1,690,760

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.529% FRN 9/25/48 (a)	$436,971	$439,587
Series 2020-DNA5, Class M2, 30 day USD SOFR Average + 2.800% 8.115% FRN 10/25/50 (a)	145,808	147,825
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.265% FRN 6/25/42 (a)	519,902	533,106
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.215% FRN 4/25/42 (a)	1,136,851	1,139,605
30 day USD SOFR Average + 1.900% 7.215% FRN 6/25/43 (a)	1,036,725	1,042,567
Series 2019-R03, Class 1M2, 30 day USD SOFR Average + 2.264% 7.579% FRN 9/25/31 (a)	31,873	31,896
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.815% FRN 4/25/43 (a)	1,001,877	1,013,877
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.265% FRN 6/25/42 (a)	2,278,614	2,340,160
		22,867,073

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $23,002,274)		22,937,846

U.S. TREASURY OBLIGATIONS — 21.8%
U.S. Treasury Bonds & Notes — 21.8%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	763,146	424,567
0.125% 2/15/52	603,933	331,396
0.250% 2/15/50	713,364	419,680
0.625% 2/15/43	930,664	676,113
0.750% 2/15/42	798,128	604,232
0.750% 2/15/45	980,043	711,948
0.875% 2/15/47	569,826	415,227
1.000% 2/15/46	645,030	489,385
1.000% 2/15/48	433,846	322,546
1.000% 2/15/49	546,633	403,195
1.375% 2/15/44	852,514	712,457
1.500% 2/15/53	976,904	807,291
1.750% 1/15/28	802,494	779,391
2.125% 2/15/40	424,269	411,060
2.125% 2/15/41	628,119	607,325
2.375% 1/15/27	1,364,073	1,353,669
2.500% 1/15/29	355,829	358,191
3.375% 4/15/32	430,523	463,909
3.625% 4/15/28	850,451	893,505
3.875% 4/15/29	929,695	1,000,820
U.S. Treasury Inflation-Indexed Notes
0.125% 10/15/26	1,677,930	1,560,278
0.125% 4/15/27	1,948,698	1,788,768
0.125% 1/15/30	1,603,895	1,398,020
0.125% 7/15/30	1,788,315	1,549,547
0.125% 1/15/31	1,825,928	1,561,275
0.125% 7/15/31	2,166,912	1,839,653
0.125% 1/15/32	1,929,725	1,616,559
0.250% 7/15/29	1,493,738	1,330,666
0.375% 1/15/27	1,961,386	1,824,338
0.375% 7/15/27	312,398	289,672
0.500% 1/15/28	1,796,855	1,656,001
0.625% 7/15/32	1,998,895	1,741,518

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.750% 7/15/28 (e)	$1,491,719	$1,387,998
1.125% 1/15/33	2,873,276	2,594,591
1.375% 7/15/33	1,006,470	930,533
U.S. Treasury Notes
4.125% 7/31/28	6,000,000	5,869,873
		41,125,197

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,265,511)		41,125,197

TOTAL BONDS & NOTES (Cost $164,923,447)		156,006,384

TOTAL LONG-TERM INVESTMENTS (Cost $164,923,447)		156,006,384

SHORT-TERM INVESTMENTS — 15.7%
Commercial Paper — 14.8%
American Honda Finance Corp.
5.707% 11/21/23	4,000,000	3,967,134
CRH America Finance, Inc.
5.728% 11/20/23 (a)	3,000,000	2,975,855
Diageo Capital PLC
5.663% 11/07/23 (a)	3,000,000	2,981,933
Hyundai Capital America
5.692% 11/28/23 (a)	2,000,000	1,981,400
Nutrien Financial US LLC
5.716% 10/17/23 (a)	2,000,000	1,994,493
5.720% 10/26/23 (a)	1,000,000	995,849
5.727% 10/23/23 (a)	2,000,000	1,992,615
Nutrien Ltd.
5.722% 10/06/23 (a)	2,000,000	1,997,873
Oracle Corp.
5.595% 10/05/23 (a)	2,000,000	1,998,207
Spire, Inc.
5.612% 10/02/23 (a)	3,000,000	2,998,644
Suncor Energy, Inc.
5.751% 10/10/23 (a)	3,000,000	2,995,003
Tampa Electric Co.
5.759% 11/01/23 (a)	1,000,000	994,847
		27,873,853
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (f)	1,740,175	1,740,175

TOTAL SHORT-TERM INVESTMENTS (Cost $29,617,838)		29,614,028

TOTAL INVESTMENTS — 98.3% (Cost $194,541,285) (g)		185,620,412

Other Assets/(Liabilities) — 1.7%		3,197,906

NET ASSETS — 100.0%		$188,818,318

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $125,973,259 or 66.72% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2023.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $1,299,998 or 0.69% of net assets.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $1,740,407. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $1,775,021.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	12/19/23	4	$517,764	$(43,014)
Short
U.S. Treasury Long Bond	12/19/23	5	(602,054)	33,148
U.S. Treasury Ultra 10 Year	12/19/23	5	(580,219)	22,406
U.S. Treasury Note 2 Year	12/29/23	186	(37,873,673)	169,439
U.S. Treasury Note 5 Year	12/29/23	55	(5,839,276)	44,510
				$269,503

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	14,400,000	$(115,222)	$—	$(115,222)
12-Month USD SOFR	Annually	Fixed 3.725%	Annually	7/14/25	USD	13,900,000	(319,664)	—	(319,664)
12-Month USD SOFR	Annually	Fixed 3.512%	Annually	8/09/25	USD	28,200,000	(759,894)	—	(759,894)
12-Month USD SOFR	Annually	Fixed 4.860%	Annually	8/18/25	USD	10,000,000	(31,415)	—	(31,415)
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/25	USD	8,000,000	5,613	—	5,613
12-Month USD SOFR	Annually	Fixed 5.040%	Annually	9/25/25	USD	10,000,000	10,799	—	10,799
12-Month USD SOFR	Annually	Fixed 4.525%	Annually	10/30/25	USD	28,600,000	(209,521)	—	(209,521)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	4,000,000	7,368	—	7,368
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	1,265	—	1,265
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	3,300,000	95,650	—	95,650
Fixed 3.067%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	3,100,000	296,510	—	296,510
Fixed 3.121%	Annually	12-Month USD SOFR	Annually	8/09/33	USD	6,300,000	579,031	—	579,031
Fixed 3.541%	Annually	12-Month USD SOFR	Annually	10/30/33	USD	6,480,000	374,633	—	374,633
							$(64,847)	$—	$(64,847)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds + 12.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	11/30/23	30,107,578	$(819,222)	$—	$(819,222)
Fed Funds + 15.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/24	39,640,469	(731,138)	—	(731,138)
Fed Funds + 9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/23	37,983,866	(1,033,534)	—	(1,033,534)
Fed Funds + 12.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/24	30,028,054	(553,844)	—	(553,844)
							$(3,137,738)	$—	$(3,137,738)

Currency Legend

USD	U.S. Dollar

MML iShares 60/40 Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Diversified Financial Services — 100.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	33,678	$1,678,175
iShares 20+ Year Treasury Bond ETF	7,570	671,383
iShares Broad USD High Yield Corporate Bond ETF (a)	9,653	335,056
iShares Core Dividend Growth ETF	20,243	1,002,636
iShares Core International Aggregate Bond ETF	3,449	168,242
iShares Core MSCI Emerging Markets ETF	14,108	671,400
iShares Core MSCI International Developed Markets ETF	74,636	4,349,786
iShares Core S&P 500 ETF	7,019	3,014,169
iShares Core S&P Mid-Cap ETF	2,683	669,006
iShares Core S&P Total US Stock Market ETF	110,113	10,371,543
iShares Core U.S. Aggregate Bond ETF	112,317	10,562,291

TOTAL MUTUAL FUNDS (Cost $36,127,837)		33,493,687

TOTAL LONG-TERM INVESTMENTS (Cost $36,127,837)		33,493,687

SHORT-TERM INVESTMENTS — 1.0%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	350,385	350,385

TOTAL SHORT-TERM INVESTMENTS (Cost $350,385)		350,385

TOTAL INVESTMENTS — 101.0% (Cost $36,478,222) (c)		33,844,072

Other Assets/(Liabilities) — (1.0)%		(335,394)

NET ASSETS — 100.0%		$33,508,678

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $342,588 or 1.02% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares 80/20 Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Diversified Financial Services — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	56,363	$2,808,568
iShares 20+ Year Treasury Bond ETF	6,334	561,762
iShares Broad USD High Yield Corporate Bond ETF (a)	16,154	560,705
iShares Core Dividend Growth ETF (a)	33,877	1,677,928
iShares Core International Aggregate Bond ETF	11,543	563,068
iShares Core MSCI Emerging Markets ETF	59,024	2,808,952
iShares Core MSCI International Developed Markets ETF (a)	144,118	8,399,197
iShares Core S&P 500 ETF	10,441	4,483,679
iShares Core S&P Mid-Cap ETF	8,980	2,239,163
iShares Core S&P Total US Stock Market ETF	267,493	25,195,166
iShares Core U.S. Aggregate Bond ETF	71,604	6,733,640

TOTAL MUTUAL FUNDS (Cost $58,010,361)		56,031,828

TOTAL LONG-TERM INVESTMENTS (Cost $58,010,361)		56,031,828

SHORT-TERM INVESTMENTS — 4.8%
Investment of Cash Collateral from Securities Loaned — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,515,515	2,515,515

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (c)	$162,731	162,731

TOTAL SHORT-TERM INVESTMENTS (Cost $2,678,246)		2,678,246

TOTAL INVESTMENTS — 104.7% (Cost $60,688,607) (d)		58,710,074

Other Assets/(Liabilities) — (4.7)%		(2,629,318)

NET ASSETS — 100.0%		$56,080,756

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $2,461,893 or 4.39% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $162,752. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $165,994.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%

CORPORATE DEBT — 37.8%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$605,000	$543,240
Agriculture — 0.8%
BAT Capital Corp.
2.259% 3/25/28	725,000	613,153
3.462% 9/06/29	1,075,000	920,620
4.758% 9/06/49	540,000	379,767
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,739,000	1,531,014
Reynolds American, Inc.
5.850% 8/15/45	985,000	815,905
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,058,738
		5,319,197
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,148,321	1,041,540
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	303,636	286,202
		1,327,742
Auto Manufacturers — 0.3%
General Motors Co.
5.150% 4/01/38	800,000	668,149
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,353,944
		2,022,093
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,101,000	671,176
Banks — 9.4%
ABN AMRO Bank NV 1 yr. CMT + 1.650%
6.339% VRN 9/18/27 (a)	900,000	897,744
AIB Group PLC Secured Overnight Financing Rate + 2.330%
6.608% VRN 9/13/29 (a)	876,000	872,357
Bank Hapoalim BM 5 yr. CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,600,000	2,216,469
Bank of America Corp.
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	1,355,000	1,026,724
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	1,917,431
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,475,000	1,323,147

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	$2,145,000	$1,744,645
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	1,150,000	945,720
6.110% 1/29/37	1,550,000	1,528,513
7.750% 5/14/38	400,000	447,689
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	1,475,000	1,320,283
Bank of Nova Scotia 3 mo. USD Term SOFR + 2.910%
8.209% VRN (b)	3,575,000	3,138,320
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	750,000	679,086
5 yr. CMT + 5.431% 8.000% VRN (b)	1,382,000	1,240,264
BNP Paribas SA 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.149%
6.625% VRN (a) (b)	1,755,000	1,730,578
BPCE SA Secured Overnight Financing Rate + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,385,423
Citigroup, Inc. 3 mo. USD Term SOFR + 4.330%
9.699% VRN (b)	890,000	888,301
Credit Agricole SA Secured Overnight Financing Rate + 1.860%
6.316% VRN 10/03/29 (a) (c)	1,059,000	1,059,122
Discover Bank 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	3,105,000	2,841,171
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 1.410% 3.102% VRN 2/24/33	1,500,000	1,199,560
6.750% 10/01/37	1,795,000	1,817,702
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	1,203,000	991,551
Secured Overnight Financing Rate + 1.970% 6.161% VRN 3/09/29	1,840,000	1,821,494
Huntington Bancshares, Inc. 5 yr. CMT + 1.170%
2.487% VRN 8/15/36	252,000	177,462
ING Groep NV 5 yr. USD ICE Swap + 4.204%
6.750% VRN (a) (b)	1,200,000	1,176,000
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	821,625
5.600% 7/15/41	1,125,000	1,070,455
Lloyds Banking Group PLC
5 yr. USD Swap + 4.760% 7.500% VRN (b)	2,100,000	2,048,814
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,030,000	1,065,358
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	2,665,000	1,987,363
Macquarie Group Ltd. Secured Overnight Financing Rate + 1.069%
1.340% VRN 1/12/27 (a)	950,000	849,889
Mizrahi Tefahot Bank Ltd. 5 yr. CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,430,054
Morgan Stanley
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	1,270,000	922,511
Secured Overnight Financing Rate + 2.620% 5.297% VRN 4/20/37	2,320,000	2,067,157
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,254,037
NatWest Group PLC 5 yr. CMT + 2.100%
3.754% VRN 11/01/29	700,000	666,500
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (b)	1,400,000	1,367,020
SVB Financial Group
4.250% (b)	298,000	10,676
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,148,832

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Synovus Bank
5.625% 2/15/28	$1,563,000	$1,416,190
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	1,706,000	1,697,221
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (a)	2,500,000	2,217,020
1 yr. CMT + 1.800% 6.246% VRN 9/22/29 (a)	788,000	779,733
Secured Overnight Financing Rate + 3.340% 6.373% VRN 7/15/26 (a)	892,000	888,638
US Bancorp Secured Overnight Financing Rate + 2.260%
5.836% VRN 6/12/34	995,000	938,434
		61,034,283
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	394,225
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	365,960
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,398,065
5.000% 5/01/42	360,000	310,516
		2,468,766
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	982,000	912,948
Chemicals — 0.6%
Celanese US Holdings LLC
6.165% 7/15/27	975,000	961,418
6.700% 11/15/33	643,000	625,906
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	1,200,000	996,689
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,038,272
		3,622,285
Coal — 0.1%
Teck Resources Ltd.
6.000% 8/15/40	808,000	722,457
Computers — 0.1%
Dell International LLC/EMC Corp.
8.100% 7/15/36	325,000	363,575
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	3,315,000	2,635,133
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,079,666
3.950% 7/15/26 (a)	2,555,000	2,299,760
8.500% 5/18/25 (a)	720,000	725,152
Ares Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,204,516
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,011,102

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	$2,755,000	$2,325,638
3.250% 2/15/27 (a)	1,610,000	1,434,000
4.250% 4/15/26 (a)	2,976,000	2,797,130
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,195,000	893,838
4.125% 10/07/51 (a)	1,675,000	976,740
Charles Schwab Corp. Secured Overnight Financing Rate + 2.500%
5.853% VRN 5/19/34	921,000	875,773
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,502,197	1,430,843
		20,689,291
Electric — 1.1%
CMS Energy Corp.
4.875% 3/01/44	780,000	664,131
Entergy Texas, Inc.
5.800% 9/01/53	1,185,000	1,133,315
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,058,129
Pacific Gas & Electric Co.
2.500% 2/01/31	775,000	589,605
3.750% 7/01/28	1,475,000	1,309,046
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,004,684
Sempra
6.000% 10/15/39	166,000	157,681
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,510,355
		7,426,946
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,060,000	899,748
Food — 0.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32	3,300,000	2,627,494
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,240,425
3.000% 10/15/30 (a)	943,000	720,838
		4,588,757
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,235,265
NiSource, Inc.
4.800% 2/15/44	1,035,000	852,363
5.800% 2/01/42	950,000	859,642
		2,947,270
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,860,000	1,809,160

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.3%
City of Hope
4.378% 8/15/48	$1,050,000	$801,916
HCA, Inc.
5.900% 6/01/53	1,470,000	1,323,775
		2,125,691
Insurance — 5.7%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,200,000	3,457,802
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
8.564% VRN 8/15/53	2,885,000	2,846,885
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,468,601
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	1,890,789
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,056,335
Brighthouse Financial, Inc.
4.700% 6/22/47	1,350,000	937,612
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	3,281,000	3,143,165
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	1,110,000	883,614
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,200,000	1,908,897
Enstar Group Ltd.
3.100% 9/01/31	1,638,000	1,232,700
Fairfax Financial Holdings Ltd.
5.625% 8/16/32	840,000	784,569
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,487,000	3,198,135
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,213,360
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,206,097
Hill City Funding Trust
4.046% 8/15/41 (a)	5,150,000	3,349,072
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	1,003,005
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	749,960
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	2,873,645
4.450% 5/12/27 (a)	270,000	247,153
4.750% 4/08/32 (a)	805,000	648,892
USF&G Capital I
8.500% 12/15/45 (a)	885,000	930,703
		37,030,991
Investment Companies — 1.4%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,623,113
7.000% 1/15/27	554,000	553,993
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,316,000	1,278,098
Blackstone Private Credit Fund
1.750% 9/15/24	335,000	319,678

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.625% 12/15/26	$3,425,000	$2,948,048
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,945,000	1,769,892
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	771,236
		9,264,058
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,000,000	1,863,432
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	457,377
6.484% 10/23/45	1,485,000	1,296,618
Discovery Communications LLC
4.000% 9/15/55	1,210,000	725,966
4.650% 5/15/50	490,000	346,152
Paramount Global
5.850% 9/01/43	850,000	661,049
Time Warner Cable LLC
6.750% 6/15/39	985,000	901,636
		6,252,230
Oil & Gas — 1.9%
BP Capital Markets PLC 5 yr. CMT + 4.398%
4.875% VRN (b)	1,475,000	1,317,799
EQT Corp.
3.900% 10/01/27	835,000	772,353
7.000% STEP 2/01/30	1,795,000	1,846,590
Helmerich & Payne, Inc.
2.900% 9/29/31	1,625,000	1,285,190
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,034,114
6.500% 2/01/38	545,000	520,505
7.100% 7/15/53	1,023,000	1,014,092
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,435,000	2,186,824
5.150% 11/15/29	1,225,000	1,116,683
Petroleos Mexicanos
5.350% 2/12/28	665,000	541,033
6.375% 1/23/45	595,000	347,361
6.500% 3/13/27	585,000	515,812
6.625% 6/15/35	140,000	93,772
		12,592,128
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,506,000	1,054,357
Pharmaceuticals — 1.1%
AbbVie, Inc.
4.700% 5/14/45	860,000	732,610
Cigna Group
4.800% 7/15/46	880,000	730,749
CVS Health Corp.
5.050% 3/25/48	455,000	378,035
6.125% 9/15/39	560,000	543,014

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust
5.926% 1/10/34 (a)	$879,054	$839,360
7.507% 1/10/32 (a)	721,958	739,811
Utah Acquisition Sub, Inc.
3.950% 6/15/26	1,450,000	1,358,280
5.250% 6/15/46	2,325,000	1,716,904
		7,038,763
Pipelines — 1.8%
Energy Transfer LP
6.125% 12/15/45	1,000,000	889,502
3 mo. USD LIBOR + 4.028% 9.654% VRN (b)	2,370,000	2,215,427
EnLink Midstream Partners LP
4.850% 7/15/26	951,000	895,327
5.450% 6/01/47	1,125,000	878,995
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	2,475,000	2,177,959
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.736% VRN (b)	2,345,000	2,212,872
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,195,000	882,518
6.650% 1/15/37	375,000	367,239
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	930,000	832,954
Western Midstream Operating LP
6.350% 1/15/29	258,000	258,532
		11,611,325
Private Equity — 0.4%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,356,180
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	442,898
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	606,037
		2,405,115
Real Estate Investment Trusts (REITS) — 3.0%
Broadstone Net Lease LLC
2.600% 9/15/31	1,899,000	1,328,704
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,032,393
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,050,000	1,006,741
Kimco Realty OP LLC
4.125% 12/01/46	710,000	491,454
4.450% 9/01/47	800,000	591,175
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,270,413
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	674,421
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	861,637
Service Properties Trust
4.950% 10/01/29	1,155,000	873,304

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Realty LP
2.700% 2/15/32	$550,000	$417,268
3.200% 1/15/27	2,280,000	2,065,504
3.400% 1/15/30	515,000	431,147
4.000% 7/15/29	1,290,000	1,141,169
STORE Capital Corp.
4.500% 3/15/28	2,075,000	1,825,305
4.625% 3/15/29	1,700,000	1,454,101
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	900,000	816,672
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,078,769
		19,360,177
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	999,000	944,178
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	664,731
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,353,795
Oracle Corp.
6.900% 11/09/52	712,000	733,452
		2,751,978
Telecommunications — 1.5%
AT&T, Inc.
3.550% 9/15/55	5,153,000	3,154,450
British Telecommunications PLC
9.625% STEP 12/15/30	2,155,000	2,538,236
Sprint Capital Corp.
8.750% 3/15/32	2,250,000	2,602,904
T-Mobile USA, Inc.
6.000% 6/15/54	974,000	928,439
Vodafone Group PLC
4.250% 9/17/50	1,150,000	833,760
		10,057,789
Toys, Games & Hobbies — 0.2%
Mattel, Inc.
5.875% 12/15/27 (a)	1,145,000	1,113,029
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	2,852,253
3.375% 1/20/27	1,745,000	1,525,734
		4,377,987

TOTAL CORPORATE DEBT (Cost $285,065,710)		245,348,730

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Commercial Mortgage-Backed Securities — 9.0%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d)	2,100,000	1,094,124

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	$2,250,000	$1,798,956
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,210,488
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,370,000	922,015
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d)	2,200,000	1,487,439
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d)	3,587,000	2,187,453
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	2,500,000	1,608,618
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d)	12,518,000	9,448,675
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d)	2,800,000	2,008,726
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 7.247% FRN 10/15/36 (a)	1,469,650	1,455,413
Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914% 7.248% FRN 6/15/38 (a)	1,763,969	1,713,247
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.114% 7.447% FRN 9/15/36 (a)	4,999,000	4,767,770
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,100,000	1,021,883
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (a) (d)	1,600,000	1,217,796
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	647,993
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,348,223
Series 2015-CR23, Class C, 4.443% VRN 5/10/48 (d)	1,000,000	862,528
Series 2014-LC17, Class C, 4.694% VRN 10/10/47 (d)	2,908,000	2,616,085
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD Term SOFR + 2.197%
7.530% FRN 5/15/36 (a)	568,585	562,189
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.697% FRN 10/15/43 (a)	2,629,000	2,129,259
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.197% FRN 10/15/43 (a)	908,000	682,107
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
7.697% FRN 7/15/38 (a)	1,900,975	1,870,079
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.565% VRN 1/05/39 (a) (d)	2,500,000	1,773,119
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.197% FRN 8/15/38 (a)	2,581,344	2,385,675
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD Term SOFR + 1.996%
7.328% FRN 5/15/36 (a)	1,505,000	1,482,501
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.197% FRN 3/15/38 (a)	1,902,047	1,830,713
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	623,905
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	2,253,000	1,391,822
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
7.047% FRN 4/15/38 (a)	1,475,986	1,448,307
Ready Capital Mortgage Financing LLC, 1 mo. USD Term SOFR + 3.198%
8.518% FRN 5/25/38 (a)	1,900,000	1,897,884

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.548% FRN 7/15/39 (a)	$3,761,000	$2,407,857
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	345,118
		58,247,967
Other Asset-Backed Securities — 14.5%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD Term SOFR + 2.312%
7.638% FRN 10/20/31 (a)	950,000	935,740
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	719,684	626,125
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	888,326	710,723
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472%
6.780% FRN 10/15/34 (a)	2,000,000	1,983,826
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.607% FRN 4/26/35 (a)	1,750,000	1,757,920
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012%
7.357% FRN 1/23/31 (a)	1,190,000	1,188,278
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.630% FRN 4/18/35 (a)	750,000	739,483
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD Term SOFR + 3.412%
8.791% FRN 11/20/30 (a)	400,000	395,000
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	166,786	161,321
Business Jet Securities LLC
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	181,042	169,732
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	511,986	476,559
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD Term SOFR + 2.412%
7.720% FRN 10/15/34 (a)	700,000	678,504
Carlyle US CLO Ltd., Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.962%
7.270% FRN 7/15/34 (a)	1,400,000	1,379,631
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	453,689	401,162
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	393,440	321,594
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	376,536	334,859
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD Term SOFR + 2.362%
7.670% FRN 1/15/31 (a)	900,000	898,779
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.568% FRN 4/20/31 (a)	750,000	748,139
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.790% FRN 10/15/36 (a)	2,000,000	1,987,718
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962% 7.270% FRN 1/15/35 (a)	1,400,000	1,371,888
Series 2018-1A, Class B, 3 mo. USD Term SOFR + 2.012% 7.320% FRN 10/15/30 (a)	1,700,000	1,675,086
Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312% 7.620% FRN 10/15/34 (a)	350,000	339,965

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD Term SOFR + 1.912%
7.238% FRN 10/20/34 (a)	$350,000	$345,790
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,418,512
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,427,546
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.392%
6.718% FRN 10/20/34 (a)	1,000,000	995,388
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class CR, 3 mo. USD Term SOFR + 2.312%
7.638% FRN 10/20/32 (a)	1,000,000	988,449
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,589,422	1,339,563
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	420,592	376,465
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	710,944	636,976
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.320% FRN 1/15/37 (a)	500,000	493,206
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD Term SOFR + 1.962%
7.288% FRN 1/20/31 (a)	1,290,000	1,274,072
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	345,046	296,909
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	388,508	325,148
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	113,300	95,428
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	444,521	386,850
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	91,085	78,909
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	682,319	618,274
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	801,840	686,606
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A
3.721% 7/15/39 (a)	1,036,456	891,375
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,618,059	2,058,570
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.212% FRN 7/20/36 (a)	1,000,000	1,003,815
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912%
7.257% FRN 10/22/34 (a)	2,000,000	1,962,626
KKR CLO 28 LTD, Series 28A, Class A, 3 mo. USD Term SOFR + 1.402%
6.811% FRN 3/15/31 (a)	857,938	855,845
KKR CLO 36 Ltd., Series 36A, Class C, 3 mo. USD Term SOFR + 2.412%
7.720% FRN 10/15/34 (a)	500,000	484,032
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.097% FRN 2/15/39 (a)	2,900,000	2,736,341
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.447% FRN 2/15/39 (a)	5,000,000	4,575,208
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.647% FRN 2/15/39 (a)	4,100,000	3,621,982
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,659,900	1,398,555
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 3 mo. USD Term SOFR + 2.462%
7.772% FRN 10/18/30 (a)	620,000	614,480

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.170% FRN 7/15/30 (a)	$1,665,000	$1,657,386
Madison Park Funding XXXII Ltd, Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.607% FRN 1/22/31 (a)	1,000,000	976,788
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,162,154
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	527,776
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	153,301	136,112
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	141,291	132,267
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.220% FRN 7/15/34 (a)	1,800,000	1,777,165
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2015-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.223% FRN 10/14/35 (a)	1,350,000	1,329,175
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,040,061
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,055,637
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD Term SOFR + 1.362%
6.688% FRN 7/20/31 (a)	250,000	249,396
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	406,246	395,517
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.438% FRN 10/20/34 (a)	450,000	444,823
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,182,171	1,028,122
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,234,925	1,897,505
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.801% FRN 10/30/34 (a)	1,000,000	991,856
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
7.138% FRN 4/20/34 (a)	1,500,000	1,454,445
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD Term SOFR + 1.352%
6.660% FRN 1/15/30 (a)	2,204,468	2,200,896
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.158% FRN 1/15/37 (a)	750,000	734,575
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.710% FRN 10/15/35 (a)	1,000,000	993,289
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	431,541	393,465
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	183,271	180,632
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.332% FRN 4/20/35 (a)	1,500,000	1,513,209
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.562%
7.941% FRN 8/18/31 (a)	1,170,000	1,159,736
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.634% FRN 11/25/35 (a)	983,731	959,633

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	$50,623	$48,872
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	389,298	353,777
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,661,822	1,381,139
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. USD Term SOFR + 2.650%
7.718% FRN 4/20/35 (a)	1,875,000	1,881,412
THL Credit Wind River CLO Ltd., Series 2018-2A, Class B, 3 mo. USD Term SOFR + 2.012%
7.320% FRN 7/15/30 (a)	1,150,000	1,134,170
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,424,471	2,080,100
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,158,289	884,389
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	728,392	541,283
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.238% FRN 10/20/32 (a)	1,000,000	990,947
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,799,818	1,629,802
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
7.188% FRN 1/20/35 (a)	500,000	490,065
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	269,260	216,450
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,249,551	252,130
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	923,113	777,759
Wind River CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.062%
7.434% FRN 11/01/31 (a)	900,000	886,507
		94,209,374
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,212,110	1,090,686
Series 2019-A, Class C, 4.460% 12/28/48 (a)	808,279	727,878
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
6.929% FRN 6/25/48 (a)	1,200,000	1,189,983
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.929% FRN 10/25/56 (a)	1,100,000	1,068,034
Educational Funding of the South, Inc., Series 2011-1, Class B, 90 day USD SOFR Average + 3.962%
9.016% FRN 4/25/46	625,000	632,119
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	522,048	485,382
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (d)	450,000	387,199
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (d)	450,000	387,174
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	498,641
Navient Student Loan Trust
Series 2021-2A, Class B, 30 day USD SOFR Average + 1.464% 6.779% FRN 2/25/70 (a)	2,330,000	2,181,143
Series 2015-3, Class B, 30 day USD SOFR Average + 1.614% 6.929% FRN 10/25/58	940,000	884,251

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.658% FRN 3/22/32 (d)	$110,000	$109,040
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,585,084
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 6.829% FRN 4/25/67 (a)	3,250,000	3,091,287
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.526% FRN 10/25/40	1,501,928	1,411,203
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.606% FRN 1/25/44	1,157,452	1,076,522
SoFi Alternative Trust, Series 2019-C, Class PT,
5.496% VRN 1/25/45 (a) (d)	1,621,287	1,544,229
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (d)	990,000	857,713
		19,207,568
Whole Loan Collateral Collateralized Mortgage Obligations — 2.6%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.348% VRN 8/25/34 (d)	5,630	5,356
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,330,000	736,089
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	3,622,278	2,656,573
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (d)	2,004,743	1,529,165
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,363,265	1,733,215
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD Term SOFR + 1.514%
6.834% FRN 5/25/55 (a)	2,258,533	2,244,225
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	5,400,000	3,374,614
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	2,448,000	1,537,207
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (d)	3,640,000	2,225,623
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (d)	1,147,000	863,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.935% VRN 11/25/48 (a) (d)	41,730	38,072
		16,943,622
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (d)	1,331,483	978,172

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $221,735,202)		189,586,703

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,265,185

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,713)		1,265,185

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 29.3%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$12,867	$12,998
Pass-Through Securities — 29.3%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,066,070	1,588,333
Pool #RA4255 2.000% 1/01/51	4,265,973	3,287,550
Pool #RA5576 2.500% 7/01/51	7,580,091	6,082,970
Pool #SD0905 3.000% 3/01/52	3,332,056	2,768,401
Pool #J13972 3.500% 1/01/26	4,891	4,781
Pool #C91344 3.500% 11/01/30	34,967	32,860
Pool #C91424 3.500% 1/01/32	21,585	20,284
Pool #RA2483 3.500% 6/01/50	3,617,114	3,146,111
Pool #SD1523 4.000% 8/01/52	5,097,499	4,573,001
Pool #SD1603 4.000% 9/01/52	3,164,273	2,822,869
Pool #C91239 4.500% 3/01/29	1,627	1,592
Pool #C91251 4.500% 6/01/29	11,372	11,127
Pool #C90939 5.500% 12/01/25	3,843	3,816
Pool #D97258 5.500% 4/01/27	1,424	1,414
Pool #C91026 5.500% 4/01/27	8,668	8,607
Pool #C91074 5.500% 8/01/27	912	905
Pool #D97417 5.500% 10/01/27	5,856	5,821
Pool #C91128 5.500% 12/01/27	613	609
Pool #C91148 5.500% 1/01/28	20,170	20,044
Pool #C91176 5.500% 5/01/28	7,795	7,753
Pool #C91217 5.500% 11/01/28	3,127	3,082
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,224,862	4,962,338
Pool #FM8596 2.500% 9/01/51	1,981,753	1,590,343
Pool #FM9104 2.500% 10/01/51	5,794,398	4,645,437
Pool #FM9227 2.500% 10/01/51	4,296,926	3,438,182
Pool #MA4548 2.500% 2/01/52	6,499,669	5,166,176
Pool #FS3035 2.500% 4/01/52	8,883,280	7,121,831
Pool #MA3029 3.000% 6/01/32	1,015,488	937,762
Pool #MA3090 3.000% 8/01/32	415,012	383,247
Pool #AO8180 3.000% 9/01/42	9,367	8,179
Pool #AB7397 3.000% 12/01/42	60,490	52,795
Pool #AB7401 3.000% 12/01/42	49,059	42,859
Pool #AP8668 3.000% 12/01/42	72,449	63,166
Pool #AR1975 3.000% 12/01/42	13,932	12,169
Pool #AR0306 3.000% 1/01/43	3,825	3,341
Pool #AR5391 3.000% 1/01/43	15,579	13,572
Pool #AL3215 3.000% 2/01/43	48,606	42,383
Pool #AR4109 3.000% 2/01/43	53,097	46,282
Pool #AR4432 3.000% 3/01/43	22,880	19,943
Pool #AT0169 3.000% 3/01/43	109,416	95,319
Pool #AB8809 3.000% 3/01/43	24,832	21,672
Pool #MA1368 3.000% 3/01/43	94,505	82,410
Pool #AR2174 3.000% 4/01/43	91,252	79,479
Pool #FS1075 3.000% 3/01/52	3,357,859	2,802,379
Pool #CB3304 3.000% 4/01/52	5,167,547	4,312,696
Pool #CB3305 3.000% 4/01/52	6,180,173	5,148,149
Pool #AS1304 3.500% 12/01/28	364,247	350,535
Pool #MA1356 3.500% 2/01/43	3,441,573	3,070,614
Pool #CA6096 3.500% 6/01/50	4,000,251	3,461,856

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM4017 3.500% 8/01/50	$286,458	$249,157
Pool #CB3842 3.500% 6/01/52	10,046,528	8,695,934
Pool #AA3980 4.500% 4/01/28	13,500	13,274
Pool #CA1909 4.500% 6/01/48	1,831,961	1,710,963
Pool #CB3866 4.500% 6/01/52	5,885,403	5,439,208
Pool #CB4129 4.500% 7/01/52	5,042,824	4,636,870
Pool #AD6437 5.000% 6/01/40	172,342	169,774
Pool #AD6996 5.000% 7/01/40	1,107,237	1,090,524
Pool #AL8173 5.000% 2/01/44	387,822	381,070
Pool #775539 RFUCC1 yr. Treasury + 1.641% 5.391% FRN 5/01/34	10,991	11,073
Pool #AD0836 5.500% 11/01/28	17,514	17,377
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	10	10
Pool #491089 7.000% 12/15/28	2,146	2,145
Pool #480539 7.000% 4/15/29	56	57
Pool #488634 7.000% 5/15/29	1,278	1,292
Pool #500928 7.000% 5/15/29	2,198	2,229
Pool #510083 7.000% 7/15/29	126	128
Pool #493723 7.000% 8/15/29	1,647	1,673
Pool #581417 7.000% 7/15/32	2,985	3,019
Government National Mortgage Association II
Pool #008746 1 yr. CMT + 1.500% 2.750% FRN 11/20/25	672	654
Pool #080136 1 yr. CMT + 1.500% 2.750% FRN 11/20/27	258	249
Pool #MA6038 3.000% 7/20/49	1,978,722	1,690,715
Pool #MA6283 3.000% 11/20/49	3,586,015	3,060,422
Pool #MA6409 3.000% 1/20/50	3,698,264	3,155,063
Pool #MA4321 3.500% 3/20/47	2,210,270	1,962,807
Government National Mortgage Association II, TBA
2.500% 10/20/53 (c)	13,050,000	10,663,702
3.000% 10/20/53 (c)	9,125,000	7,732,943
3.500% 10/20/53 (c)	5,770,000	5,054,830
4.500% 10/20/53 (c)	2,000,000	1,847,328
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/53 (c)	6,925,000	5,264,042
2.500% 10/01/52 (c)	6,350,000	5,036,588
3.000% 10/01/53 (c)	7,525,000	6,221,355
3.500% 10/01/53 (c)	2,000,000	1,719,687
4.000% 10/01/53 (c)	18,350,000	16,342,961
4.500% 10/01/38 (c)	7,500,000	7,186,233
4.500% 10/01/52 (c)	1,975,000	1,813,682
5.000% 10/01/38 (c)	7,400,000	7,204,017
5.000% 10/01/53 (c)	10,300,000	9,719,424
		190,469,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $208,849,600)		190,482,521

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds & Notes — 2.5%
U.S. Treasury Bonds
2.250% 8/15/49 (f)	18,200,000	11,310,121

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
4.500% 7/15/26	$4,600,000	$4,556,972
		15,867,093

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,683,341)		15,867,093

TOTAL BONDS & NOTES (Cost $734,979,566)		642,550,232

TOTAL LONG-TERM INVESTMENTS (Cost $734,979,566)		642,550,232

SHORT-TERM INVESTMENTS — 14.2%
Commercial Paper — 12.9%
Alimentation Couche-Tard, Inc.
5.784% 10/02/23 (a)	3,000,000	2,998,624
American Electric Power Co., Inc.
5.691% 10/30/23 (a)	6,000,000	5,971,320
5.696% 11/02/23 (a)	5,000,000	4,973,773
American Honda Finance Corp.
5.707% 11/21/23	7,000,000	6,942,485
Aon Corp.
5.718% 11/28/23 (a)	6,000,000	5,944,800
5.724% 11/03/23 (a)	3,000,000	2,983,973
CRH America Finance, Inc.
5.728% 11/20/23 (a)	2,000,000	1,983,903
Intercontinental Exchange, Inc.
5.721% 10/16/23 (a)	7,000,000	6,981,149
Nutrien Financial US LLC
5.720% 10/26/23 (a)	11,000,000	10,954,344
5.727% 10/23/23 (a)	9,000,000	8,966,766
Spire, Inc.
5.612% 10/02/23 (a)	3,000,000	2,998,644
Suncor Energy, Inc.
5.751% 10/10/23 (a)	10,000,000	9,983,344
Tampa Electric Co.
5.759% 11/01/23 (a)	8,000,000	7,958,772
TELUS Corp.
5.755% 10/04/23 (a)	4,000,000	3,996,985
		83,638,882
Discount Notes — 0.9%
Federal Home Loan Bank Discount Notes, 5.275%, due 10/02/23 (g)	6,000,000	5,997,385
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (h)	2,574,119	2,574,119

TOTAL SHORT-TERM INVESTMENTS (Cost $92,224,447)		92,210,386

MML Managed Bond Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 113.2% (Cost $827,204,013) (i)	$734,760,618

Other Assets/(Liabilities) — (13.2)%	(85,419,622)

NET ASSETS — 100.0%	$649,340,996

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $342,090,394 or 52.68% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	The rate shown represents yield-to-maturity.
(h)	Maturity value of $2,574,463. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $2,625,650.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/23	85	$10,241,468	$(570,062)
U.S. Treasury Ultra Bond	12/19/23	250	31,963,750	(2,291,875)
U.S. Treasury Note 2 Year	12/29/23	250	50,792,160	(114,425)
U.S. Treasury Note 5 Year	12/29/23	269	28,631,566	(289,894)
				$(3,266,256)
Short
U.S. Treasury Ultra 10 Year	12/19/23	40	$(4,591,621)	$129,121

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	USD	110,000,000	$(1,306,470)	$(1,577,287)	$270,817

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	50,000,000	$(943,210)	$—	$(943,210)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(1,046,934)	—	(1,046,934)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	49,141,000	(1,110,228)	—	(1,110,228)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	49,472,000	(1,240,382)	—	(1,240,382)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	851,676	—	851,676
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,210,000	930,962	—	930,962
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	11,165,000	1,051,132	—	1,051,132
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	11,000,000	1,022,870	—	1,022,870
							$(484,114)	$—	$(484,114)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 84.1%

CORPORATE DEBT — 44.1%
Agriculture — 0.8%
BAT Capital Corp.
4.700% 4/02/27	$625,000	$598,406
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	389,803
		988,209
Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC
2.300% 2/10/25	645,000	604,989
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	302,824
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,235,000	1,074,464
		1,982,277
Auto Parts & Equipment — 0.2%
LG Energy Solution Ltd.
5.625% 9/25/26 (a)	250,000	249,191
Banks — 9.7%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	605,414
Banco Santander SA
1.849% 3/25/26	600,000	539,596
Bank Mandiri Persero Tbk PT
5.500% 4/04/26 (a)	384,000	379,656
Bank of America Corp.
Secured Overnight Financing Rate + 0.960% 1.734% VRN 7/22/27	265,000	234,832
3.950% 4/21/25	178,000	171,879
Barclays PLC
5.200% 5/12/26	1,055,000	1,016,376
BPCE SA
4.625% 7/11/24 (a)	200,000	196,176
5.700% 10/22/23 (a)	805,000	804,234
Citigroup, Inc.
4.450% 9/29/27	465,000	436,564
Danske Bank AS
1 yr. CMT + 0.730% 1.549% VRN 9/10/27 (a) (b)	485,000	423,262
1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a)	275,000	274,497
Deutsche Bank AG Secured Overnight Financing Rate + 1.219%
2.311% VRN 11/16/27	430,000	374,437
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.430% 2.999% VRN 3/10/26	430,000	409,773
Secured Overnight Financing Rate + 3.350% 7.390% VRN 11/03/28	310,000	320,708

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Huntington Bancshares, Inc. Secured Overnight Financing Rate + 2.020%
6.208% VRN 8/21/29	$310,000	$303,258
ING Groep NV Secured Overnight Financing Rate + 1.560%
6.083% VRN 9/11/27	305,000	303,645
JP Morgan Chase & Co. Secured Overnight Financing Rate + 0.765%
1.470% VRN 9/22/27	445,000	389,858
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	325,000	317,783
Macquarie Group Ltd. Secured Overnight Financing Rate + 1.069%
1.340% VRN 1/12/27 (a)	845,000	755,954
Morgan Stanley
Secured Overnight Financing Rate + 1.610% 4.210% VRN 4/20/28	245,000	230,369
4.350% 9/08/26	1,150,000	1,096,501
Natwest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	345,000	304,680
Santander UK Group Holdings PLC Secured Overnight Financing Rate + 1.220%
2.469% VRN 1/11/28	370,000	322,014
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	468,702
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	177,743
Synovus Bank
5.625% 2/15/28	273,000	247,357
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (a)	450,000	399,064
1 yr. CMT + 1.080% 1.364% VRN 1/30/27 (a)	400,000	355,399
Wells Fargo & Co. Secured Overnight Financing Rate + 1.740%
5.574% VRN 7/25/29	310,000	302,433
		12,162,164
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	366,799
JDE Peet's NV
1.375% 1/15/27 (a)	407,000	351,409
		718,208
Chemicals — 2.5%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	217,690
6.165% 7/15/27	200,000	197,214
6.350% 11/15/28	305,000	301,167
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	400,000	332,230
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	438,750
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	657,000	585,038
Syngenta Finance NV
4.892% 4/24/25 (a)	335,000	326,658
Yara International ASA
3.800% 6/06/26 (a)	325,000	306,851
4.750% 6/01/28 (a)	450,000	423,479
		3,129,077

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.7%
Triton Container International Ltd.
2.050% 4/15/26 (a)	$950,000	$846,349
Distribution & Wholesale — 0.8%
Ferguson Finance PLC
4.250% 4/20/27 (a)	355,000	336,667
Li & Fung Ltd.
5.000% STEP 8/18/25 (a)	675,000	622,183
		958,850
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	405,000	362,757
6.500% 7/15/25	300,000	300,346
Aircastle Ltd.
4.125% 5/01/24	740,000	729,407
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	609,375
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	262,507
3.950% 7/15/26 (a)	605,000	544,562
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	800,000	755,278
4.250% 4/15/26 (a)	250,000	234,974
BGC Partners, Inc.
4.375% 12/15/25	505,000	468,489
Charles Schwab Corp.
5.875% 8/24/26	685,000	682,744
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	269,367
		5,219,806
Electric — 1.6%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	230,670
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	547,520
4.625% 6/15/27 (a)	377,000	359,389
Pacific Gas & Electric Co.
4.950% 6/08/25	380,000	371,058
Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	221,761
Sempra
5.400% 8/01/26	310,000	306,712
		2,037,110
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	269,521
Engineering & Construction — 0.3%
Mexico City Airport Trust
4.250% 10/31/26 (a)	400,000	375,968

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.638% 3/15/25	$325,000	$313,459
Food — 1.6%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27	860,000	759,655
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	112,000	113,630
Sigma Alimentos SA de CV
4.125% 5/02/26 (a)	450,000	427,401
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	716,436
		2,017,122
Forest Products & Paper — 0.5%
Suzano International Finance BV
4.000% 1/14/25	700,000	678,790
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	325,000	321,377
Health Care – Services — 0.2%
HCA, Inc.
5.200% 6/01/28	315,000	304,438
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	359,176
Housewares — 0.1%
Newell Brands, Inc.
6.375% 9/15/27 (b)	200,000	190,797
Insurance — 3.0%
Athene Global Funding
1.730% 10/02/26 (a)	445,000	387,836
2.500% 1/14/25 (a)	420,000	396,938
3.205% 3/08/27 (a)	212,000	189,912
CNO Global Funding
1.750% 10/07/26 (a)	714,000	626,948
Corebridge Financial, Inc.
3.650% 4/05/27	235,000	217,546
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	600,243
Lincoln National Corp.
3.800% 3/01/28 (b)	350,000	317,275
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,043,534
		3,780,232
Internet — 0.2%
Expedia Group, Inc.
4.625% 8/01/27	309,000	294,658

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 2.9%
Ares Capital Corp.
3.875% 1/15/26	$535,000	$500,607
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	158,306
Blackstone Private Credit Fund
2.625% 12/15/26	890,000	766,062
2.700% 1/15/25	325,000	307,823
Blue Owl Credit Income Corp.
4.700% 2/08/27	500,000	454,985
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	236,629
3.375% 4/15/24	330,000	324,103
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	428,609
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	398,046
		3,575,170
Leisure Time — 0.2%
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	330,000	313,181
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	846,528
Machinery – Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	680,000	611,053
Mining — 0.7%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	395,000	380,338
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	550,000	537,350
		917,688
Oil & Gas — 1.8%
EQT Corp.
6.125% STEP 2/01/25	360,000	358,758
Ovintiv, Inc.
5.375% 1/01/26	275,000	271,141
5.650% 5/15/28	320,000	313,005
Parkland Corp.
5.875% 7/15/27 (a)	193,000	183,658
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	615,185
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.838% 9/30/27 (a)	566,550	566,272
		2,308,019
Pharmaceuticals — 1.5%
CVS Health Corp.
5.000% 1/30/29	325,000	314,406

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hikma Finance USA LLC
3.250% 7/09/25 (a)	$675,000	$638,636
Viatris, Inc.
2.300% 6/22/27	1,025,000	881,951
		1,834,993
Pipelines — 1.7%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	280,878
Energy Transfer LP
4.950% 6/15/28	975,000	933,093
ONEOK, Inc.
5.550% 11/01/26	148,000	147,035
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	90,000	86,036
4.650% 10/15/25	560,000	543,725
Western Midstream Operating LP
6.350% 1/15/29 (b)	97,000	97,200
		2,087,967
Real Estate — 0.0%
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	13,820
Real Estate Investment Trusts (REITS) — 2.7%
CubeSmart LP
2.250% 12/15/28	390,000	326,234
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	259,372
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	337,415
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	720,928
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	259,494
Service Properties Trust
4.350% 10/01/24	935,000	896,949
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	325,000	294,909
Vornado Realty LP
2.150% 6/01/26	310,000	263,546
		3,358,847
Retail — 0.4%
Advance Auto Parts, Inc.
5.900% 3/09/26	144,000	139,073
Nordstrom, Inc.
2.300% 4/08/24	268,000	262,385
4.000% 3/15/27 (b)	86,000	75,155
		476,613
Telecommunications — 0.8%
Sprint Capital Corp.
6.875% 11/15/28	310,000	320,074

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	$645,000	$624,048
		944,122
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	486,377
3.375% 1/20/27	270,000	236,073
		722,450

TOTAL CORPORATE DEBT (Cost $59,687,275)		55,207,230

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.9%
Auto Floor Plan Asset-Backed Securities — 0.3%
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	393,047
Automobile Asset-Backed Securities — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	1,083,000	1,032,405
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	220,886
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	286,684	268,065
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	728,022
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	199,061
		2,448,439
Commercial Mortgage-Backed Securities — 6.0%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	370,000	314,242
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	450,000	371,514
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.129% FRN 7/15/35 (a)	500,000	487,499
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD Term SOFR + 1.914% 7.247% FRN 10/15/36 (a)	268,600	265,998
Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914% 7.248% FRN 6/15/38 (a)	303,588	294,859
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.114% 7.447% FRN 9/15/36 (a)	792,000	755,366
Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114% 7.447% FRN 10/15/36 (a)	753,100	745,098
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.264%
7.530% FRN 12/15/37 (a)	545,194	538,379
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD Term SOFR + 1.647%
6.980% FRN 5/15/36 (a)	199,504	197,696
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464% 6.797% FRN 8/15/38 (a)	546,053	509,580

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864% 7.197% FRN 8/15/38 (a)	$595,695	$550,540
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD Term SOFR + 1.996%
7.328% FRN 5/15/36 (a)	251,000	247,248
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.197% FRN 3/15/38 (a)	365,665	351,951
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
7.547% FRN 4/15/38 (a)	571,944	561,220
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.648% FRN 1/15/36 (a)	616,000	539,550
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.198% FRN 1/15/36 (a)	414,000	321,338
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.548% FRN 7/15/39 (a)	711,000	455,194
		7,507,272
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD Term SOFR + 0.594%
5.914% FRN 10/25/34 (a)	3,510	3,591
Other Asset-Backed Securities — 19.2%
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD Term SOFR + 1.322%
6.667% FRN 7/22/32 (a)	1,000,000	993,960
Apidos CLO XXVI Ltd., Series 2017-26A, Class A2R, 3 mo. USD Term SOFR + 1.762%
7.072% FRN 7/18/29 (a)	500,000	495,819
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	827,982	723,228
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.138% FRN 10/20/31 (a)	800,000	784,983
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	372,521
Series 2022-C, Class A, 5.320% 10/17/35 (a)	439,785	437,318
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.242%
6.568% FRN 7/20/29 (a)	514,242	512,298
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	32,870	31,793
Series 2019-A, Class B, 3.780% 9/26/33 (a)	119,380	112,070
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	359,881	327,288
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	59,187	55,489
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.570% FRN 7/15/30 (a)	300,000	295,239
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	484,000	453,077
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.568% FRN 4/20/31 (a)	250,000	249,380

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	$90,845	$75,703
CIFC Funding Ltd.
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.372% 6.723% FRN 4/25/33 (a)	500,000	498,815
Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812% 7.157% FRN 10/24/30 (a)	500,000	495,476
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	869,892
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	97,442	93,912
Series 2019-A, Class C, 3.450% 1/25/34 (a)	250,376	232,070
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	395,009
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	997,548	909,483
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	385,297	355,038
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	328,042	276,473
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	157,973	140,703
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	153,306	137,355
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	140,004	126,828
Gracie Point International Funding, Series 2022-3A, Class B, 30 day USD SOFR Average + 4.000%
9.312% FRN 11/01/24 (a)	1,000,000	1,000,238
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	76,226	63,795
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	73,791	64,217
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	154,114	137,009
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	135,941	123,181
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	369,744	339,800
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	353,314	277,810
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	321,163
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	70,464	67,184
KKR CLO 28 LTD, Series 28A, Class A, 3 mo. USD Term SOFR + 1.402%
6.811% FRN 3/15/31 (a)	238,316	237,735
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
6.747% FRN 2/15/39 (a)	900,000	861,276
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a)	1,600,000	1,574,795
Madison Park Funding XXXII Ltd., Series 2018-32A, Class BR, 3 mo. USD Term SOFR + 1.662%
7.007% FRN 1/22/31 (a)	500,000	492,693
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	126,209	112,241
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	27,886	26,105
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD Term SOFR + 1.612%
6.922% FRN 10/18/29 (a)	1,000,000	986,720
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
7.013% FRN 7/25/30 (a)	250,000	246,612

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	$83,422	$78,155
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	343,744
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	29,776	28,505
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	74,320	72,357
Palmer Square CLO Ltd., Series 2020-3A, Class A2R, 3 mo. USD Term SOFR + 1.862%
7.226% FRN 11/15/31 (a)	500,000	497,563
PVONE 2023-1, LLC, Series 2023-1, Class A
7.670% 9/17/35 (a) (d)	600,000	599,999
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.662%
6.970% FRN 7/15/31 (a)	350,000	346,467
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764%
6.409% FRN 5/25/35	153,745	149,143
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.710% FRN 10/15/35 (a)	500,000	496,644
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	418,510
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	27,259	25,811
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	499,633	452,752
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.634% FRN 11/25/35 (a)	71,980	70,217
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	616,500	540,488
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD Term SOFR + 1.442%
6.768% FRN 10/20/31 (a)	400,000	399,700
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.868% FRN 4/20/33 (a)	1,000,000	996,789
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	607,828
Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.362%
6.670% FRN 4/15/32 (a)	500,000	497,242
		24,005,708
Student Loans Asset-Backed Securities — 3.9%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	707,740	614,280
Series 2017-A, Class B, 4.500% 11/26/46 (a)	245,963	224,715
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 6.634% FRN 12/26/47 (a)	232,073	229,225
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 7.084% FRN 11/26/46 (a)	162,417	163,190
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,750
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	14,343
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,241
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	34,049

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	$49,231	$43,680
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	236,131
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	162,691
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	1,719,891
Nelnet Student Loan Trust, Series 2015-3A, Class B, 30 day USD SOFR Average + 1.614%
6.929% FRN 6/25/54 (a)	130,000	121,036
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
6.180% FRN 10/25/42 (c)	200,000	193,697
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.526% FRN 10/25/40	290,930	273,357
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.606% FRN 1/25/44	292,409	271,964
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.616% FRN 1/25/41	266,601	241,461
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.626% FRN 1/25/55	110,387	101,903
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 6.197% FRN 11/15/35 (a)	192,236	189,526
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.547% FRN 9/15/34 (a)	39,738	39,413
		4,894,543
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	1,183,434	1,181,135
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (c)	72,042	66,004
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.348% VRN 8/25/34 (c)	1,072	1,020
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (c)	55,187	51,887
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.114%
5.500% FRN 8/25/49 (a)	292,872	275,427
Credit Suisse Mortgage Trust
Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (c)	459,300	373,959
Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (c)	500,000	298,685
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	129,004	116,837
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c)	551,094	404,171
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (c)	359,206	292,194
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (c)	108,783	98,824
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD Term SOFR + 1.164%
6.484% FRN 5/25/55 (a)	803,400	799,334
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (c)	649,913	533,337
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (c)	700,000	446,326
OBX Trust

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c)	$765,591	$565,588
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (c)	333,000	191,143
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 3.850%
9.284% FRN 2/25/25 (a)	250,000	249,913
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	517,259	435,101
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (c)	202,070	165,204
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	532,984	503,885
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c)	188,562	148,678
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	265,000	229,356
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	548,000	460,280
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (c)	197,944	190,169
		8,078,457
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	131,090	108,742

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,277,216)		47,439,799

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 1.6%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 RFUCC1 yr. Treasury + 1.641% 5.391% 5/01/34	2,094	2,109
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	2	2
Pool #491089 7.000% 12/15/28	414	414
Pool #500928 7.000% 5/15/29	407	413
Pool #510083 7.000% 7/15/29	24	24
Pool #493723 7.000% 8/15/29	309	314
Pool #581417 7.000% 7/15/32	569	575
Government National Mortgage Association II
Pool #008746 1 yr. CMT + 1.500% 2.750% FRN 11/20/25	129	125
Pool #080136 1 yr. CMT + 1.500% 2.750% FRN 11/20/27	47	46
		4,022
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M2, 30 day USD SOFR Average + 1.500% 6.815% FRN 10/25/41 (a)	1,046,000	1,031,319
Series 2021-DNA2, Class M2, 30 day USD SOFR Average + 2.300% 7.615% FRN 8/25/33 (a)	1,031,311	1,039,657
		2,070,976

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,081,019)		2,074,998

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Notes
1.750% 12/31/24	$700,000	$669,691

TOTAL U.S. TREASURY OBLIGATIONS (Cost $705,051)		669,691

TOTAL BONDS & NOTES (Cost $114,750,561)		105,391,718

TOTAL LONG-TERM INVESTMENTS (Cost $114,750,561)		105,391,718

SHORT-TERM INVESTMENTS — 15.8%
Commercial Paper — 12.7%
Aon Corp.
5.718% 11/28/23	1,000,000	990,800
Entergy Corp.
5.684% 11/13/23 (a)	3,000,000	2,979,131
Hyundai Capital America
5.692% 11/28/23 (a)	2,000,000	1,981,400
Nutrien Financial US LLC
5.720% 10/26/23 (a)	2,000,000	1,991,699
Spire, Inc.
5.741% 11/06/23 (a)	1,000,000	994,133
Suncor Energy, Inc.
5.751% 10/10/23 (a)	2,000,000	1,996,669
Tampa Electric Co.
5.707% 10/10/23 (a)	1,000,000	998,329
5.759% 11/01/23 (a)	4,000,000	3,979,386
		15,911,547
Discount Notes — 0.8%
Federal Home Loan Bank, 5.275%, due 10/02/23	1,000,000	999,564

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	709,660	709,660

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (g)	$2,140,257	2,140,257

TOTAL SHORT-TERM INVESTMENTS (Cost $19,763,687)		19,761,028

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.9% (Cost $134,514,248) (h)	$125,152,746

Other Assets/(Liabilities) — 0.1%	101,593

NET ASSETS — 100.0%	$125,254,339

Abbreviation Legend

CLO	Collateralized Loan Obligation
LIBOR	London Inter-Bank Offered Rate
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $87,973,435 or 70.24% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $694,948 or 0.55% of net assets. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2023.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $599,999 or 0.48% of net assets.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,140,542. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $2,183,121.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/29/23	305	$62,060,937	$(234,101)
Short
U.S. Treasury Long Bond	12/19/23	2	$(243,119)	$15,556
U.S. Treasury Ultra 10 Year	12/19/23	13	(1,491,911)	41,598
U.S. Treasury Note 5 Year	12/29/23	157	(16,677,214)	135,792
				$192,946

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 41†	1.000%	Quarterly	12/20/28	USD	10,000,000	$(118,770)	$(143,390)	$24,620

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965	Annually	6/23/25	USD	4,000,000	$(75,457)	$—	$(75,457)
12-Month USD SOFR	Annually	Fixed 3.815	Annually	6/30/25	USD	4,700,000	(100,420)	—	(100,420)
12-Month USD SOFR	Annually	Fixed 3.749	Annually	7/14/25	USD	4,713,000	(106,479)	—	(106,479)
12-Month USD SOFR	Annually	Fixed 3.618	Annually	8/07/25	USD	4,796,000	(120,247)	—	(120,247)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	1,000,000	77,425	—	77,425
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	950,000	78,895	—	78,895
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	946,000	89,061	—	89,061
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	1,071,000	99,590	—	99,590
							$(57,632)	$—	$(57,632)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 2.4%
Iron & Steel — 0.8%
Commercial Metals Co.	19,392	$958,159
Mining — 1.6%
Century Aluminum Co. (a)	74,008	532,117
Kaiser Aluminum Corp.	16,381	1,232,834
		1,764,951
		2,723,110
Communications — 2.3%
Internet — 1.2%
Ziff Davis, Inc. (a)	21,054	1,340,929
Telecommunications — 1.1%
DigitalBridge Group, Inc.	70,211	1,234,310
		2,575,239
Consumer, Cyclical — 13.5%
Apparel — 0.9%
Steven Madden Ltd. (b)	29,828	947,636
Auto Parts & Equipment — 4.0%
Allison Transmission Holdings, Inc.	29,415	1,737,250
Dorman Products, Inc. (a)	17,355	1,314,815
Visteon Corp. (a)	10,396	1,435,375
		4,487,440
Home Builders — 1.0%
KB Home	24,947	1,154,547
Home Furnishing — 0.7%
Tempur Sealy International, Inc.	19,231	833,472
Leisure Time — 0.4%
Topgolf Callaway Brands Corp. (a)	35,236	487,666
Lodging — 1.0%
Boyd Gaming Corp.	17,431	1,060,328
Retail — 5.5%
AutoNation, Inc. (a)	15,597	2,361,386
BJ's Wholesale Club Holdings, Inc. (a)	18,961	1,353,246
Murphy USA, Inc.	1,997	682,435

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Papa John's International, Inc. (b)	9,532	$650,273
Texas Roadhouse, Inc.	11,253	1,081,413
		6,128,753
		15,099,842
Consumer, Non-cyclical — 20.6%
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	1,477	939,845
Biotechnology — 4.1%
ADMA Biologics, Inc. (a)	198,244	709,714
Bridgebio Pharma, Inc. (a)	25,382	669,323
Guardant Health, Inc. (a)	34,358	1,018,371
Immunovant, Inc. (a)	8,083	310,307
Intra-Cellular Therapies, Inc. (a)	19,078	993,773
Structure Therapeutics, Inc. ADR (a)	4,372	220,436
Twist Bioscience Corp. (a)	31,315	634,442
		4,556,366
Commercial Services — 3.9%
ABM Industries, Inc.	18,186	727,622
ASGN, Inc. (a)	18,929	1,546,121
Korn Ferry	26,765	1,269,731
Marqeta, Inc. Class A (a)	127,637	763,269
		4,306,743
Health Care – Products — 2.6%
10X Genomics, Inc. Class A (a)	13,368	551,430
AtriCure, Inc. (a)	27,870	1,220,706
BioLife Solutions, Inc. (a) (b)	33,618	464,264
TransMedics Group, Inc. (a) (b)	13,133	719,032
		2,955,432
Health Care – Services — 5.4%
Acadia Healthcare Co., Inc. (a)	30,705	2,158,868
Addus HomeCare Corp. (a)	12,945	1,102,785
Encompass Health Corp.	17,475	1,173,621
Tenet Healthcare Corp. (a)	23,697	1,561,395
		5,996,669
Pharmaceuticals — 3.8%
Ascendis Pharma AS ADR (a)	9,399	880,123
BellRing Brands, Inc. (a)	48,175	1,986,255
Collegium Pharmaceutical, Inc. (a)	36,978	826,458
Revance Therapeutics, Inc. (a) (b)	49,421	566,859
		4,259,695
		23,014,750
Energy — 6.3%
Oil & Gas — 4.1%
Chesapeake Energy Corp. (b)	14,951	1,289,225

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CNX Resources Corp. (a) (b)	79,305	$1,790,707
Helmerich & Payne, Inc.	36,926	1,556,800
		4,636,732
Oil & Gas Services — 0.8%
Nov, Inc.	42,336	884,822
Pipelines — 1.4%
Equitrans Midstream Corp.	166,857	1,563,450
		7,085,004
Financial — 15.0%
Banks — 3.8%
Bank of NT Butterfield & Son Ltd.	20,480	554,598
Cathay General Bancorp	30,339	1,054,584
Columbia Banking System, Inc.	37,020	751,506
Webster Financial Corp.	24,114	972,035
Wintrust Financial Corp.	12,579	949,715
		4,282,438
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	42,542	1,440,897
PennyMac Financial Services, Inc.	16,801	1,118,947
Stifel Financial Corp.	29,059	1,785,385
		4,345,229
Insurance — 1.3%
Definity Financial Corp. (b)	50,650	1,398,399
Real Estate Investment Trusts (REITS) — 3.4%
DiamondRock Hospitality Co.	184,768	1,483,687
Four Corners Property Trust, Inc.	62,456	1,385,898
Outfront Media, Inc.	97,628	986,043
		3,855,628
Savings & Loans — 2.6%
Berkshire Hills Bancorp, Inc.	36,513	732,086
OceanFirst Financial Corp.	43,326	626,927
Pacific Premier Bancorp, Inc.	45,109	981,572
WSFS Financial Corp.	16,873	615,864
		2,956,449
		16,838,143
Industrial — 22.5%
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	10,657	2,084,829
Building Materials — 1.8%
Summit Materials, Inc. Class A (a)	64,536	2,009,651
Electrical Components & Equipment — 1.2%
Belden, Inc.	14,335	1,384,044

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 4.3%
Atkore, Inc. (a)	16,153	$2,409,866
Itron, Inc. (a)	18,213	1,103,344
Vishay Intertechnology, Inc.	52,177	1,289,815
		4,803,025
Engineering & Construction — 1.9%
TopBuild Corp. (a)	8,565	2,154,954
Environmental Controls — 1.2%
Casella Waste Systems, Inc. Class A (a)	16,919	1,290,920
Hand & Machine Tools — 0.8%
Regal Rexnord Corp.	6,047	863,995
Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	16,857	1,263,938
Machinery – Diversified — 2.4%
Esab Corp.	14,890	1,045,576
Zurn Elkay Water Solutions Corp. Class C	59,317	1,662,062
		2,707,638
Metal Fabricate & Hardware — 1.1%
Valmont Industries, Inc.	5,254	1,262,063
Miscellaneous - Manufacturing — 1.8%
EnPro Industries, Inc.	17,077	2,069,562
Packaging & Containers — 1.1%
Silgan Holdings, Inc.	28,184	1,215,012
Transportation — 1.9%
CryoPort, Inc. (a) (b)	43,253	592,999
Hub Group, Inc. Class A (a)	18,931	1,486,841
		2,079,840
		25,189,471
Technology — 14.7%
Computers — 3.4%
CACI International, Inc. Class A (a)	4,911	1,541,711
Endava PLC Sponsored ADR (a)	20,032	1,148,835
KBR, Inc.	18,664	1,100,056
		3,790,602
Semiconductors — 4.0%
Allegro MicroSystems, Inc. (a)	31,197	996,432
MACOM Technology Solutions Holdings, Inc. (a)	21,373	1,743,609
MKS Instruments, Inc.	11,223	971,239
Silicon Laboratories, Inc. (a)	6,378	739,146
		4,450,426
Software — 7.3%
Consensus Cloud Solutions, Inc. (a)	7,070	178,023

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Envestnet, Inc. (a)	18,721	$824,286
Evolent Health, Inc. Class A (a)	35,093	955,582
Gitlab, Inc. Class A (a)	27,860	1,259,829
HashiCorp, Inc. Class A (a)	41,115	938,655
Paycor HCM, Inc. (a) (b)	66,137	1,509,908
Progress Software Corp.	19,116	1,005,119
Sprout Social, Inc. Class A (a) (b)	30,834	1,538,000
		8,209,402
		16,450,430
Utilities — 1.0%
Electric — 1.0%
Portland General Electric Co.	27,322	1,105,995

TOTAL COMMON STOCK (Cost $83,669,488)		110,081,984

TOTAL EQUITIES (Cost $83,669,488)		110,081,984

TOTAL LONG-TERM INVESTMENTS (Cost $83,669,488)		110,081,984

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (c)	$2,636,879	2,636,879

TOTAL SHORT-TERM INVESTMENTS (Cost $2,636,879)		2,636,879

TOTAL INVESTMENTS — 100.6% (Cost $86,306,367) (d)		112,718,863

Other Assets/(Liabilities) — (0.6)%		(718,275)

NET ASSETS — 100.0%		$112,000,588

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $8,512,331 or 7.60% of net assets. The Fund received $8,755,795 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,637,230. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $2,689,620.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 93.1%
Brazil — 6.0%
Ambev SA	354,012	$923,317
Arezzo Industria e Comercio SA	6,536	84,467
B3 SA - Brasil Bolsa Balcao	146,500	358,195
Localiza Rent a Car SA	11,000	128,151
NU Holdings Ltd. Class A (a)	77,015	558,359
Raia Drogasil SA	3,400	18,682
Vale SA Sponsored ADR	31,443	421,336
WEG SA	28,884	208,418
		2,700,925
Chile — 1.0%
Antofagasta PLC	9,582	165,991
Banco Santander Chile	6,334,468	293,325
		459,316
China — 24.3%
BeiGene Ltd. ADR (a)	2,360	424,493
H World Group Ltd. (a)	4,200	16,564
H World Group Ltd. ADR (a)	50,220	1,980,175
Meituan Class B (a) (b)	28,330	411,276
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	14,500	7,361
NetEase, Inc. ADR	11,706	1,172,473
New Horizon Health Ltd. (a) (b)	57,500	137,777
PDD Holdings, Inc. ADR (a)	6,660	653,146
Silergy Corp.	5,000	47,231
Tencent Holdings Ltd.	31,809	1,232,760
Wuxi Biologics Cayman, Inc. (a) (b)	22,000	129,210
Yum China Holdings, Inc.	44,176	2,461,487
Zai Lab Ltd. ADR (a) (c)	5,692	138,373
ZTO Express Cayman, Inc.	5,337	128,876
ZTO Express Cayman, Inc. ADR	79,276	1,916,101
		10,857,303
France — 5.4%
L'Oreal SA	241	99,808
Pernod Ricard SA	10,450	1,739,516
TotalEnergies SE	8,830	581,079
		2,420,403
Hong Kong — 0.7%
AIA Group Ltd.	40,200	325,180
India — 19.4%
Havells India Ltd.	13,273	220,030

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HCL Technologies Ltd.	8,432	$125,306
HDFC Bank Ltd.	157,590	2,885,041
Kotak Mahindra Bank Ltd.	120,498	2,519,939
Oberoi Realty Ltd.	35,554	493,282
Tata Consultancy Services Ltd.	57,523	2,437,584
		8,681,182
Indonesia — 1.1%
Bank Central Asia Tbk PT	663,800	378,711
Bank Rakyat Indonesia Persero Tbk PT	281,700	95,200
		473,911
Italy — 1.8%
Ermenegildo Zegna NV	12,434	173,081
PRADA SpA	109,900	642,910
		815,991
Japan — 0.6%
Daiichi Sankyo Co. Ltd.	9,900	271,714
Mexico — 11.5%
America Movil SAB de CV ADR	48,890	846,775
Fomento Economico Mexicano SAB de CV	79,664	868,430
Grupo Mexico SAB de CV Series B	497,369	2,350,499
Wal-Mart de Mexico SAB de CV	292,630	1,104,530
		5,170,234
Netherlands — 0.5%
Argenx SE ADR (a)	457	224,675
Peru — 1.0%
Credicorp Ltd.	3,375	431,899
Philippines — 1.1%
SM Investments Corp.	32,355	482,690
Poland — 0.0%
Allegro.eu SA (a) (b)	1,553	11,421
Portugal — 1.1%
Galp Energia SGPS SA	32,120	475,799
Republic of Korea — 6.6%
Kakao Corp.	4,932	160,549
LG Chem Ltd.	2,085	766,569
LG H&H Co. Ltd.	362	119,200
Samsung Biologics Co. Ltd. (a) (b)	1,500	755,086
Samsung Electronics Co. Ltd.	22,528	1,141,380
		2,942,784
Russia — 0.0%
Novatek PJSC (a) (b) (d) (e)	4,829	—
Sberbank of Russia PJSC (d) (e)	7,525	—
		—

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
South Africa — 0.6%
FirstRand Ltd.	82,123	$276,769
Switzerland — 2.7%
Cie Financiere Richemont SA Registered Class A	10,014	1,220,130
Taiwan — 7.7%
MediaTek, Inc.	2,000	45,691
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	3,391,671
		3,437,362

TOTAL COMMON STOCK (Cost $41,214,578)		41,679,688

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Banco Bradesco SA 7.049%
	101,945	290,023
Itau Unibanco Holding SA 5.496%
	41,900	226,815
		516,838

TOTAL PREFERRED STOCK (Cost $599,454)		516,838

TOTAL EQUITIES (Cost $41,814,032)		42,196,526

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	22,580	16,769

TOTAL WARRANTS (Cost $0)		16,769

RIGHTS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA (a) (f)	80	255

TOTAL RIGHTS (Cost $0)		255

TOTAL LONG-TERM INVESTMENTS (Cost $41,814,032)		42,213,550

SHORT-TERM INVESTMENTS — 6.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	3,975	3,975

	Principal Amount
Repurchase Agreement — 6.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (h)	$2,722,236	2,722,236

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,726,211)	$2,726,211

TOTAL INVESTMENTS — 100.4% (Cost $44,540,243) (i)	44,939,761

Other Assets/(Liabilities) — (0.4)%	(164,083)

NET ASSETS — 100.0%	$44,775,678

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $1,452,131 or 3.24% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $135,289 or 0.30% of net assets. The Fund received $134,879 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,722,599. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/26, and an aggregate market value, including accrued interest, of $2,776,769.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MML Blend Fund ("Blend Fund")

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund ("Equity Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MML iShares® 60/40 Allocation Fund ("iShares 60/40 Allocation Fund")

MML iShares® 80/20 Allocation Fund ("iShares 80/20 Allocation Fund")

MML Managed Bond Fund ("Managed Bond Fund")

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are "funds of funds" series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds' subadviser, BlackRock Investment Management, LLC ("Underlying ETFs").

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds’ "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2023. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2023, for the remaining Funds' investments:

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Mutual Funds	$635,499,057	$—	$—	$635,499,057
Short-Term Investments	25,026,495	—	—	25,026,495
Total Investments	$660,525,552	$—	$—	$660,525,552

Notes to Portfolio of Investments (Unaudited) (Continued)

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$6,836,692	$—	$6,836,692
Corporate Debt	—	82,402,547	—	82,402,547
Non-U.S. Government Agency Obligations	—	24,459,558	—	24,459,558
Sovereign Debt Obligations	—	14,579,858	—	14,579,858
U.S. Government Agency Obligations and Instrumentalities	—	82,902,273	—	82,902,273
U.S. Treasury Obligations	—	2,447,761	—	2,447,761
Purchased Options	464,545	2,115	—	466,660
Short-Term Investments	2,738,555	8,655,617	—	11,394,172
Total Investments	$3,203,100	$222,286,421	$—	$225,489,521
Asset Derivatives
Forward Contracts	$—	$418,070	$—	$418,070
Futures Contracts	855,370	—	—	855,370
Swap Agreements	—	2,623,257	—	2,623,257
Total	$855,370	$3,041,327	$—	$3,896,697
Liability Derivatives
Forward Contracts	$—	$(803,333)	$—	$(803,333)
Futures Contracts	(2,147,129)	—	—	(2,147,129)
Swap Agreements	—	(596,662)	—	(596,662)
Written Options	(638,990)	(5,148)	—	(644,138)
Total	$(2,786,119)	$(1,405,143)	$—	$(4,191,262)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$744,656,608	$1,640,649	*	$—	$746,297,257
Mutual Funds	9,807,572	—		—	9,807,572
Short-Term Investments	1,769,423	4,111,603		—	5,881,026
Total Investments	$756,233,603	$5,752,252		$—	$761,985,855

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$47,923,387	$—	$2,180	$47,925,567
Short-Term Investments	5,277	—	—	5,277
Total Investments	$47,928,664	$—	$2,180	$47,930,844

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$1,781,725	$—	$1,781,725
Corporate Debt	—	46,206,852	—	46,206,852
Short-Term Investments	2,784,180	846,091	—	3,630,271
Total Investments	$2,784,180	$48,834,668	$—	$51,618,848

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$91,943,341	$—	$91,943,341
U.S. Government Agency Obligations and Instrumentalities	—	22,937,846	—	22,937,846
U.S. Treasury Obligations	—	41,125,197	—	41,125,197
Short-Term Investments	—	29,614,028	—	29,614,028
Total Investments	$—	$185,620,412	$—	$185,620,412
Asset Derivatives
Futures Contracts	$269,503	$—	$—	$269,503
Swap Agreements	—	1,370,869	—	1,370,869
Total	$269,503	$1,370,869	$—	$1,640,372
Liability Derivatives
Futures Contracts	$(43,014)	$—	$—	$(43,014)
Swap Agreements	—	(4,573,454)	—	(4,573,454)
Total	$(43,014)	$(4,573,454)	$—	$(4,616,468)

Notes to Portfolio of Investments (Unaudited) (Continued)

iShares 60/40 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,493,687	$—	$—	$33,493,687
Short-Term Investments	350,385	—	—	350,385
Total Investments	$33,844,072	$—	$—	$33,844,072

Notes to Portfolio of Investments (Unaudited) (Continued)

iShares 80/20 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Mutual Funds	$56,031,828	$—	$—	$56,031,828
Short-Term Investments	2,515,515	162,731	—	2,678,246
Total Investments	$58,547,343	$162,731	$—	$58,710,074

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$245,348,730	$—	$245,348,730
Non-U.S. Government Agency Obligations	—	189,586,703	—	189,586,703
Sovereign Debt Obligations	—	1,265,185	—	1,265,185
U.S. Government Agency Obligations and Instrumentalities	—	190,482,521	—	190,482,521
U.S. Treasury Obligations	—	15,867,093	—	15,867,093
Short-Term Investments	—	92,210,386	—	92,210,386
Total Investments	$—	$734,760,618	$—	$734,760,618
Asset Derivatives
Futures Contracts	$129,121	$—	$—	$129,121
Swap Agreements	—	3,856,640	—	3,856,640
Total	$129,121	$3,856,640	$—	$3,985,761
Liability Derivatives
Futures Contracts	$(3,266,256)	$—	$—	$(3,266,256)
Swap Agreements	—	(5,647,224)	—	(5,647,224)
Total	$(3,266,256)	$(5,647,224)	$—	$(8,913,480)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$55,207,230	$—	$55,207,230
Non-U.S. Government Agency Obligations	—	47,439,799	—	47,439,799
U.S. Government Agency Obligations and Instrumentalities	—	2,074,998	—	2,074,998
U.S. Treasury Obligations	—	669,691	—	669,691
Short-Term Investments	709,660	19,051,368	—	19,761,028
Total Investments	$709,660	$124,443,086	$—	$125,152,746
Asset Derivatives
Futures Contracts	$192,946	$—	$—	$192,946
Swap Agreements	—	344,971	—	344,971
Total	$192,946	$344,971	$—	$537,917
Liability Derivatives
Futures Contracts	$(234,101)	$—	$—	$(234,101)
Swap Agreements	—	(521,373)	—	(521,373)
Total	$(234,101)	$(521,373)	$—	$(755,474)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$2,700,925	$—	$—		$2,700,925
Chile	293,325	165,991	—		459,316
China	8,746,248	2,111,055	—		10,857,303
France	—	2,420,403	—		2,420,403
Hong Kong	—	325,180	—		325,180
India	—	8,681,182	—		8,681,182
Indonesia	—	473,911	—		473,911
Italy	173,081	642,910	—		815,991
Japan	—	271,714	—		271,714
Mexico	5,170,234	—	—		5,170,234
Netherlands	224,675	—	—		224,675
Peru	431,899	—	—		431,899
Philippines	—	482,690	—		482,690
Poland	—	11,421	—		11,421
Portugal	—	475,799	—		475,799
Republic of Korea	—	2,942,784	—		2,942,784
Russia	—	—	—	+	—
South Africa	—	276,769	—		276,769
Switzerland	—	1,220,130	—		1,220,130
Taiwan	—	3,437,362	—		3,437,362
Preferred Stock
Brazil	516,838	—	—		516,838
Warrants	16,769	—	—		16,769
Rights	255	—	—		255
Short-Term Investments	3,975	2,722,236	—		2,726,211
Total Investments	$18,278,224	$26,661,537	$—		$44,939,761

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of September 30, 2023.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$659,511,660	$54,236,876	$(53,222,984)	$1,013,892
Dynamic Bond Fund	252,827,994	1,181,645	(28,520,118)	(27,338,473)
Equity Fund	643,468,395	136,985,920	(18,468,460)	118,517,460
Equity Rotation Fund	49,851,663	713,698	(2,634,517)	(1,920,819)
High Yield Fund	56,795,358	252,161	(5,428,671)	(5,176,510)
Inflation-Protected and Income Fund	194,541,285	336,087	(9,256,960)	(8,920,873)
iShares 60/40 Allocation Fund	36,478,222	–	(2,634,150)	(2,634,150)
iShares 80/20 Allocation Fund	60,688,607	13,025	(1,991,558)	(1,978,533)
Managed Bond Fund	827,204,013	844,542	(93,287,937)	(92,443,395)
Short-Duration Bond Fund	134,514,248	128,973	(9,490,475)	(9,361,502)
Small Cap Equity Fund	86,306,367	31,792,979	(5,380,483)	26,412,496
Strategic Emerging Markets Fund	44,540,243	3,457,198	(3,057,680)	399,518

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

Notes to Portfolio of Investments (Unaudited) (Continued)

In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.